UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06135
                                  ------------

                       TEMPLETON INSTITUTIONAL FUNDS, INC.
                -------------------------------------------------=
               (Exact name of registrant as specified in charter)

       500 EAST BROWARD BLVD., SUITE 2100, FORT LAUDERDALE, FL 33394-3091
       -------------------------------------------------------------------
        (Address of principal executive offices)               (Zip code)

          CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
          ---------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (954) 527-7500
                                                           --------------

Date of fiscal year end: 12/31
                        --------

Date of reporting period:  12/31/05
                          -----------

ITEM 1. REPORTS TO STOCKHOLDERS.

FOREIGN EQUTIY SERIES


                                                  ANNUAL REPORT      12/31/2005
--------------------------------------------------------------------------------

THE EXPERTISE OF MANY. THE STRENGTH OF ONE.
--------------------------------------------------------------------------------

                                          --------------------------------------

                                             TEMPLETON INSTITUTIONAL FUNDS, INC.

                                          --------------------------------------

                                             Foreign Equity Series


                                    [LOGO](R)
                            FRANKLIN(R) TEMPLETON(R)
                                  INSTITUTIONAL

                        FRANKLIN o TEMPLETON o FIDUCIARY

CONTENTS

ANNUAL REPORT

TIFI Foreign Equity Series .................................................   1

Performance Summary ........................................................   6

Your Fund's Expenses .......................................................   8

Financial Highlights and Statement of Investments ..........................  10

Financial Statements .......................................................  16

Notes to Financial Statements ..............................................  19

Report of Independent Registered Public Accounting Firm ....................  27

Tax Designation ............................................................  28

Board Members and Officers .................................................  31

Shareholder Information ....................................................  38

--------------------------------------------------------------------------------

ANNUAL REPORT

TIFI FOREIGN EQUITY SERIES

YOUR FUND'S GOAL AND MAIN INVESTMENTS: TIFI Foreign Equity Series seeks long-term capital growth. Under normal market conditions, the Fund invests at least 80% of its net assets in foreign (non-U.S.) equity securities.

--------------------------------------------------------------------------------
PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT FRANKLINTEMPLETONINSTITUTIONAL.COM OR CALL 1-800/321-8563 FOR MOST RECENT MONTH-END PERFORMANCE.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

GEOGRAPHIC BREAKDOWN
Based on Total Net Assets as of 12/31/05

 [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Europe .................................................................  62.0%
Asia ...................................................................  23.6%
North America ..........................................................   4.4%
Australia & New Zealand ................................................   2.5%
Middle East & Africa ...................................................   1.8%
Latin America ..........................................................   1.2%
Short-Term Investments & Other Net Assets ..............................   4.5%

--------------------------------------------------------------------------------

This annual report for Templeton Institutional Funds, Inc. (TIFI) Foreign Equity Series (the Fund) covers the fiscal year ended December 31, 2005.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 11.


                                                               Annual Report | 1

PORTFOLIO BREAKDOWN
Based on Total Net Assets as of 12/31/05

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

Financials                                              22.4%
Consumer Discretionary                                  12.6%
Industrials                                             12.2%
Telecommunication Services                              10.0%
Materials                                                8.3%
Information Technology                                   7.6%
Energy                                                   7.3%
Health Care                                              6.3%
Utilities                                                5.5%
Consumer Staples                                         3.3%
Short-Term Investments & Other Net Assets                4.5%

PERFORMANCE OVERVIEW

For the year under review, the Fund posted a +13.61% cumulative total return. The Fund underperformed its benchmarks, the Morgan Stanley Capital International
(MSCI) All Country (AC) World ex US Index and the MSCI Europe, Australasia, Far East (EAFE) Index, which posted total returns of +17.11% and +14.02% for the same period.(1) Please note that index performance information is provided for reference and that we do not attempt to track an index, but rather undertake investments on the basis of fundamental research. You can find the Fund's long-term performance data in the Performance Summary beginning on page 6.

ECONOMIC AND MARKET OVERVIEW

The global economy overcame fears of derailment generated by higher energy costs and advanced at a solid clip during 2005, with signs of firming recoveries in Europe and Japan. Excluding the volatile energy and food sectors, inflation remained relatively subdued worldwide, and monetary policy remained fairly accommodative. The U.S. Federal Reserve Board raised the short-term federal funds target rate with eight quarter-point increases, bringing it to 4.25%. The European Central Bank (ECB) made one quarter-point rise in short-term rates, its first increase after keeping rates at historically low levels for more than two and a half years. Even after the increases, both rates remained at levels considered accommodative for economic growth.

Strong demand for oil sustained high prices during most of the year, while prices for other commodities such as industrial metals were also high, led by copper, whose contract price rose 45.4% during 2005.(2) This contributed to economic growth in countries such as Australia and Canada, and emerging markets in Asia and Latin America that are tied to mining and industrial commodities.

(1) Source: Standard & Poor's Micropal. The MSCI AC World ex US Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed and emerging markets excluding the U.S. The MSCI EAFE Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed markets excluding the U.S. and Canada. The indexes are unmanaged and include reinvested dividends. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

(2)   Source: New York Mercantile Exchange.


2 | Annual Report

In this environment, global equity markets performed strongly, particularly outside the U.S. One-year total return for the MSCI AC World ex US Index was +17.11% in U.S. dollar terms.(3) By comparison the total return for the MSCI USA Index was +5.72%.(4) In terms of sectors, energy and materials led equity market performance, and telecommunication services and consumer-related sectors lagged.

Among developed countries, the Japanese equity market performed well, returning +44.70% in local currency terms for the year under review.(4) However, this market benefited primarily from investors outside Japan, and the return was significantly less (+25.62%) after conversion into U.S. dollars.(4) In contrast, the conversion into dollars enhanced equity market returns in Brazil (+57.04%), Mexico (+49.11%) and South Korea (+58.00%).(4) At the beginning of the year, the consensus of many analysts appeared to be that the U.S. dollar would decline in value relative to major currencies. In fact, for the year the dollar appreciated versus the yen, the euro, the pound and most other currencies.

INVESTMENT STRATEGY

We employ a bottom-up, value-oriented, long-term investment strategy. Our in-depth fundamental internal research evaluates a company's potential to grow earnings, asset value and/or cash flow over a five-year horizon. Stocks are selected for purchase or sale utilizing strict valuation parameters, reflecting our focus on individual companies rather than countries or sectors.

MANAGER'S DISCUSSION

During the year under review, the Fund continued to benefit from its geographical and sector diversification. Each major geographical area and industry group made a positive contribution to the Fund's total return.

In 2005, a main focus of the equity markets was high energy costs. It was not surprising that energy stocks performed strongly. The energy sector was the best performer in the MSCI AC World ex US Index (the Index) with a 32% total return.(3) Although the Fund benefited on an absolute basis from its exposure to the energy sector, it lagged the Index in relative terms.(5) This was due to our underweighted position in exploration and production stocks,

(3) Source: Standard & Poor's Micropal. Please see footnote 1 for a description of the MSCI AC World ex US Index.

(4) Source: Standard & Poor's Micropal. Individual country market returns are measured by MSCI country-specific indexes. The MSCI USA Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in the U.S.

(5) The energy sector comprises energy equipment and services; and oil, gas and consumable fuels in the SOI.

TOP 10 EQUITY HOLDINGS
12/31/05

--------------------------------------------------------------------------------
COMPANY                                                              % OF TOTAL
SECTOR/INDUSTRY, COUNTRY                                             NET ASSETS
--------------------------------------------------------------------------------
Samsung Electronics Co. Ltd.                                               2.8%
   SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT, SOUTH KOREA
--------------------------------------------------------------------------------
Atlas Copco AB, A                                                          1.6%
   MACHINERY, SWEDEN
--------------------------------------------------------------------------------
Celesio AG                                                                 1.6%
   HEALTH CARE PROVIDERS & SERVICES, GERMANY
--------------------------------------------------------------------------------
Rolls-Royce Group PLC, ord. & B                                            1.6%
   AEROSPACE & DEFENSE, U.K
--------------------------------------------------------------------------------
E.ON AG                                                                    1.6%
   ELECTRIC UTILITIES, GERMANY
--------------------------------------------------------------------------------
Housing Development Finance Corp. Ltd.                                     1.6%
   THRIFTS & MORTGAGE FINANCE, INDIA
--------------------------------------------------------------------------------
Sanofi-Aventis, ord. & ADR                                                 1.6%
   PHARMACEUTICALS, FRANCE
--------------------------------------------------------------------------------
Koninklijke Philips Electronics NV, ord. & N.Y.                            1.5%
   HOUSEHOLD DURABLES, NETHERLANDS
--------------------------------------------------------------------------------
Royal Dutch Shell PLC, B, ADR                                              1.5%
   OIL, GAS & CONSUMABLE FUELS, U.K.
--------------------------------------------------------------------------------
Nordea Bank AB, FDR                                                        1.4%
   COMMERCIAL BANKS, SWEDEN
--------------------------------------------------------------------------------


                                                               Annual Report | 3
which delivered strong performance. For the longer term, however, we remained comfortable with the Fund's exposure to mostly European integrated oil and gas companies.

Despite concerns in energy costs, equity markets seemed to reflect confidence in a prolonged economic cycle (the current expansion is more than four years old). The markets favored sectors traditionally considered cyclical, such as materials and industrials.6 Along with energy, these two sectors provided the strongest returns in the Index during 2005. The Fund's results from these sectors were mixed, however.

On the positive side, large industrials holdings such as Rolls-Royce Group (aircraft engines, U.K.) and Atlas Copco (construction and mining, Sweden) posted strong total returns, 60% and 61%. Komatsu (construction equipment, Japan) returned approximately 40% for the period we owned it and we sold our stake by period-end. The Fund was overweighted in the industrials sector relative to the Index, and these three holdings contributed to the Fund's strong sector performance.

On the negative side, the Fund was underweighted in the strong performing metals and mining industry and overweighted in the weaker paper and forest products industry.(6) Although this hurt the Fund's near-term performance, during the year we deliberately reduced our exposure to certain mining stocks and increased our holdings in the paper industry. This was the result of our focus on valuation parameters such as price-to-earnings and price-to-cash flow ratios. While the first group of companies began to reach our target level, the second group appeared undervalued to us, particularly on the three- to five-year horizon. Thus, we felt comfortable adding to the paper companies, based on valuation and our longer-term investment horizon.

From a sector perspective, the financials sector had the largest weighting in the Fund and the Index.(7) Combined with strong returns for the year, this made the financial holdings the strongest contributors to total returns for both the Index and the Fund. The Fund also benefited from its exposure to some financial companies in the emerging markets. Kookmin Bank, a retail-focused bank in South Korea; ICICI Bank, a commercial bank in India; and

(6) The materials sector comprises chemicals, metals and mining, and paper and forest products in the SOI. The industrials sector comprises aerospace and defense, air freight and logistics, airlines, commercial services and supplies, electrical equipment, industrial conglomerates, and machinery in the SOI.

(7) The financials sector comprises capital markets, commercial banks, insurance, real estate, and thrifts and mortgage finance in the SOI.


4 | Annual Report

Housing Development Finance, India's premier housing finance company; were the top three contributors to performance among the Fund's financial holdings.

It is important to recognize the effect of currency movements on the Fund's performance. In general, if the value of the U.S. dollar increases compared with a foreign currency, an investment traded in that foreign currency will decrease in value because it will be worth fewer U.S. dollars. This can have a negative effect on Fund performance. Conversely, when the U.S. dollar weakens in relation to a foreign currency, an investment traded in that foreign currency will increase in value, which can contribute to Fund performance. For the year ended December 31, 2005, the U.S. dollar rose in value relative to most non-U.S. currencies. As a result, the Fund's performance was negatively affected by the portfolio's investment predominantly in securities with non-U.S. currency exposure.

Thank you for your continued participation in the Fund. We look forward to serving your future investment needs.

          /s/ Gary P. Motyl
[PHOTO]
          Gary P. Motyl, CFA
          President
          Templeton Investment Counsel, LLC
          Chief Investment Officer, Templeton Institutional
          Global Equities

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF DECEMBER 31, 2005, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE INVESTMENT MANAGER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.


                                                               Annual Report | 5

PERFORMANCE SUMMARY AS OF 12/31/05

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table and graph do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund's dividends and capital gain distributions, if any, and any unrealized gains or losses on the sale of Fund shares.

PRICE AND DISTRIBUTION INFORMATION

--------------------------------------------------------------------------------
SYMBOL: TFEQX                                  CHANGE      12/31/05     12/31/04
--------------------------------------------------------------------------------
Net Asset Value (NAV)                          +$2.04        $22.31       $20.27
DISTRIBUTIONS (1/1/05-12/31/05)
--------------------------------------------------------------------------------
Dividend Income                     $0.6603
--------------------------------------------------------------------------------
Long-Term Capital Gain              $0.0388
--------------------------------------------------------------------------------
        TOTAL                       $0.6991
--------------------------------------------------------------------------------

TIFI Foreign Equity Series paid distributions derived from long-term capital gains of 3.88 cents ($0.0388) per share in December 2005. The Fund designates such distributions as capital gain dividends per Internal Revenue Code Section 852(b)(3)(C).

PERFORMANCE(1)

--------------------------------------------------------------------------------
                                             1-YEAR        5-YEAR        10-YEAR
--------------------------------------------------------------------------------
Cumulative Total Return(2)                   +13.61%       +47.10%      +163.19%
--------------------------------------------------------------------------------
Average Annual Total Return(3)               +13.61%        +8.03%       +10.16%
--------------------------------------------------------------------------------
Value of $1,000,000 Investment(4)        $1,136,107    $1,471,016    $2,631,882
--------------------------------------------------------------------------------

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN.

FOR MOST RECENT MONTH-END PERFORMANCE, PLEASE CALL 1-800/321-8563.


6 | Annual Report

TOTAL RETURN INDEX COMPARISON FOR HYPOTHETICAL $1,000,000 INVESTMENT(1)

Total return represents the change in value of an investment over the periods shown. It includes any Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index. The Consumer Price Index (CPI), calculated by the U.S. Bureau of Labor Statistics, is a commonly used measure of the inflation rate.

AVERAGE ANNUAL TOTAL RETURN

--------------------------------------------------
                                         12/31/05
--------------------------------------------------
1-Year                                    +13.61%
--------------------------------------------------
5-Year                                     +8.03%
--------------------------------------------------
10-Year                                   +10.16%
--------------------------------------------------

1/1/96-12/31/05
$ Millions

  [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                 TIFI FOREIGN        MSCI AC WORLD
INCEPTION DATE   EQUITY SERIES      EX U.S. INDEX(5)      MSCI EAFE INDEX(5)       CPI(5)
--------------   -------------   ----------------------   ------------------   -------------
Dec-95           1,000,000.00         1,000,000.00           1,000,000.00      1,000,000.00
Jan-96           1,032,051.39         1,013,736.65           1,004,349.40      1,005,840.44
Feb-96           1,048,424.39         1,013,776.06           1,007,973.90      1,009,111.09
Mar-96           1,056,291.16         1,032,647.06           1,029,636.72      1,014,367.48
Apr-96           1,094,909.63         1,063,976.76           1,059,825.17      1,018,222.17
May-96           1,107,782.24         1,047,999.46           1,040,594.39      1,020,207.92
Jun-96           1,104,206.59         1,053,313.97           1,046,686.77      1,020,908.77
Jul-96           1,075,600.19         1,018,296.77           1,016,350.52      1,022,777.71
Aug-96           1,107,067.25         1,024,269.96           1,018,847.39      1,024,763.46
Sep-96           1,116,374.81         1,049,705.28           1,046,138.26      1,028,034.11
Oct-96           1,127,115.78         1,039,188.86           1,035,721.45      1,031,304.75
Nov-96           1,185,118.58         1,079,278.49           1,077,201.82      1,033,173.69
Dec-96           1,215,828.27         1,066,780.39           1,063,589.82      1,033,173.69
Jan-97           1,238,150.70         1,047,183.14           1,026,619.93      1,036,444.34
Feb-97           1,255,252.90         1,066,386.30           1,043,655.07      1,039,598.18
Mar-97           1,267,917.30         1,064,151.28           1,047,682.29      1,042,167.97
Apr-97           1,261,957.47         1,073,125.14           1,053,521.76      1,043,452.87
May-97           1,314,104.76         1,139,410.11           1,122,306.70      1,042,752.01
Jun-97           1,372,211.10         1,202,277.81           1,184,487.39      1,044,036.91
Jul-97           1,422,123.27         1,226,620.95           1,203,858.32      1,045,321.81
Aug-97           1,341,668.03         1,130,126.61           1,114,211.98      1,047,307.56
Sep-97           1,449,686.72         1,191,226.56           1,176,875.54      1,049,877.35
Oct-97           1,342,413.00         1,089,806.17           1,086,678.28      1,052,563.95
Nov-97           1,333,473.52         1,076,187.74           1,075,832.57      1,051,863.10
Dec-97           1,354,792.54         1,088,573.25           1,085,497.90      1,050,578.20
Jan-98           1,371,180.92         1,121,135.86           1,135,395.16      1,052,563.95
Feb-98           1,458,586.77         1,195,944.31           1,208,489.22      1,054,666.51
Mar-98           1,565,823.86         1,237,266.86           1,245,979.02      1,056,769.07
Apr-98           1,586,189.26         1,246,128.12           1,256,131.65      1,058,638.01
May-98           1,568,956.27         1,223,530.21           1,250,328.02      1,060,506.95
Jun-98           1,554,073.64         1,218,930.68           1,260,033.62      1,061,791.85
Jul-98           1,581,489.45         1,230,528.02           1,273,126.52      1,063,076.74
Aug-98           1,326,915.79         1,056,990.21           1,115,661.78      1,064,361.64
Sep-98           1,307,332.90         1,034,662.52           1,081,757.01      1,065,646.54
Oct-98           1,408,379.07         1,143,035.69           1,194,841.77      1,068,216.33
Nov-98           1,484,359.62         1,204,462.16           1,256,332.60      1,068,216.33
Dec-98           1,492,448.42         1,245,959.23           1,306,189.60      1,067,515.48
Jan-99           1,476,481.98         1,244,624.97           1,302,645.64      1,070,202.08
Feb-99           1,442,868.22         1,216,757.59           1,271,877.68      1,071,253.36
Mar-99           1,520,828.20         1,275,504.29           1,325,283.86      1,074,524.00
Apr-99           1,645,527.62         1,339,306.52           1,379,293.72      1,082,233.38
May-99           1,584,862.89         1,276,399.42           1,308,565.66      1,082,233.38
Jun-99           1,659,851.45         1,335,050.41           1,359,872.85      1,082,233.38
Jul-99           1,669,119.75         1,366,363.22           1,400,627.12      1,085,153.60
Aug-99           1,660,694.12         1,371,103.49           1,406,023.59      1,088,424.25
Sep-99           1,626,991.69         1,380,375.73           1,420,521.59      1,093,096.60
Oct-99           1,653,111.61         1,431,775.57           1,474,043.35      1,095,315.97
Nov-99           1,735,683.34         1,489,024.75           1,525,551.51      1,095,783.20
Dec-99           1,900,435.84         1,631,035.82           1,662,758.92      1,095,783.20
Jan-00           1,783,037.53         1,542,530.13           1,557,406.82      1,098,820.23
Feb-00           1,832,468.11         1,584,196.10           1,599,612.10      1,105,127.91
Mar-00           1,869,400.97         1,643,815.41           1,661,953.48      1,114,005.37
Apr-00           1,789,436.02         1,552,072.60           1,574,767.37      1,114,939.84
May-00           1,783,216.18         1,512,371.43           1,536,626.36      1,115,757.50
Jun-00           1,874,731.78         1,576,753.53           1,597,077.37      1,121,831.56
Jul-00           1,848,965.13         1,514,505.11           1,530,424.44      1,124,284.55
Aug-00           1,876,508.00         1,533,241.01           1,544,030.01      1,124,284.55
Sep-00           1,788,546.44         1,448,192.00           1,469,170.42      1,130,124.99
Oct-00           1,714,801.23         1,402,162.96           1,434,753.79      1,131,993.93
Nov-00           1,703,250.78         1,339,255.86           1,381,256.19      1,132,694.78
Dec-00           1,789,158.41         1,384,980.89           1,430,674.21      1,131,760.31
Jan-01           1,817,658.80         1,405,766.02           1,430,000.06      1,139,236.07
Feb-01           1,757,492.09         1,294,471.00           1,322,900.15      1,144,025.23
Mar-01           1,624,540.72         1,202,970.27           1,235,309.71      1,146,828.64
Apr-01           1,716,455.87         1,284,787.79           1,321,950.93      1,150,916.95
May-01           1,705,768.08         1,249,308.95           1,276,343.46      1,155,939.73
Jun-01           1,667,292.13         1,201,393.93           1,224,621.46      1,158,275.90
Jul-01           1,626,678.42         1,174,663.76           1,202,438.32      1,154,654.83
Aug-01           1,608,509.06         1,145,490.27           1,172,227.72      1,155,122.07
Sep-01           1,410,785.29         1,023,965.95           1,053,760.98      1,159,911.23
Oct-01           1,456,742.47         1,052,655.28           1,080,706.31      1,155,939.73
Nov-01           1,543,313.46         1,100,801.12           1,120,614.05      1,153,953.98
Dec-01           1,572,465.03         1,114,982.52           1,127,294.41      1,149,398.43
Jan-02           1,527,909.88         1,067,230.77           1,067,481.72      1,152,435.46
Feb-02           1,552,904.39         1,074,915.41           1,075,021.08      1,157,107.81
Mar-02           1,628,387.71         1,133,307.44           1,133,710.98      1,163,181.87
Apr-02           1,630,564.54         1,140,671.18           1,141,921.27      1,169,839.97
May-02           1,659,953.47         1,153,096.09           1,157,412.38      1,169,606.35
Jun-02           1,591,378.06         1,103,306.37           1,111,771.08      1,170,540.82
Jul-02           1,420,484.55           995,794.56           1,002,101.40      1,171,825.72
Aug-02           1,423,749.98           995,850.86           1,000,064.44      1,175,563.60
Sep-02           1,248,502.70           890,315.10             892,912.17      1,177,432.54
Oct-02           1,317,077.93           938,078.11             940,971.41      1,179,885.53
Nov-02           1,406,334.26           983,189.49             983,798.09      1,179,651.91
Dec-02           1,339,736.57           951,426.30             950,791.79      1,177,082.12
Jan-03           1,303,288.87           918,024.85             911,170.79      1,182,338.51
Feb-03           1,264,631.86           899,424.07             890,342.00      1,191,449.60
Mar-03           1,223,632.99           881,977.40             873,515.87      1,198,574.93
Apr-03           1,363,540.08           966,964.48             960,131.72      1,196,121.95
May-03           1,440,155.99         1,028,559.85           1,019,199.37      1,193,785.77
Jun-03           1,475,687.94         1,057,187.25           1,044,424.27      1,195,070.67
Jul-03           1,550,082.92         1,085,307.98           1,069,862.62      1,196,238.76
Aug-03           1,610,043.26         1,117,538.44           1,095,884.91      1,201,027.92
Sep-03           1,621,147.10         1,148,828.73           1,129,885.12      1,204,648.99
Oct-03           1,744,398.95         1,223,299.39           1,200,381.62      1,203,480.90
Nov-03           1,775,489.87         1,249,973.26           1,227,240.36      1,199,859.83
Dec-03           1,910,618.88         1,345,409.20           1,323,173.59      1,198,691.74
Jan-04           1,939,926.43         1,367,010.65           1,341,982.33      1,204,648.99
Feb-04           1,994,032.81         1,401,768.88           1,373,189.66      1,210,723.05
Mar-04           1,976,902.37         1,410,393.69           1,381,454.73      1,217,965.19
Apr-04           1,931,586.40         1,366,560.26           1,351,376.62      1,221,586.26
May-04           1,936,117.90         1,370,883.93           1,357,228.58      1,228,945.22
Jun-04           1,976,902.47         1,400,597.88           1,387,517.71      1,232,683.10
Jul-04           1,922,523.46         1,359,782.02           1,342,679.44      1,230,230.11
Aug-04           1,934,984.78         1,370,670.00           1,348,913.17      1,231,515.01
Sep-04           2,005,224.43         1,414,739.88           1,384,366.01      1,233,967.99
Oct-04           2,084,526.80         1,463,944.11           1,431,656.45      1,240,509.29
Nov-04           2,237,467.56         1,565,555.91           1,529,853.79      1,241,210.14
Dec-04           2,316,577.50         1,632,781.05           1,597,039.91      1,236,654.60
Jan-05           2,286,863.10         1,604,654.70           1,567,857.46      1,239,224.39
Feb-05           2,394,291.53         1,683,803.70           1,635,960.99      1,246,466.53
Mar-05           2,338,872.35         1,638,129.34           1,595,495.07      1,256,161.66
Apr-05           2,266,184.78         1,597,730.07           1,559,782.48      1,264,571.90
May-05           2,295,028.13         1,607,751.07           1,562,167.00      1,263,287.00
Jun-05           2,315,793.05         1,637,999.85           1,583,522.55      1,263,987.85
Jul-05           2,420,795.22         1,698,435.49           1,632,166.94      1,269,828.29
Aug-05           2,461,180.02         1,741,902.98           1,673,880.49      1,276,369.58
Sep-05           2,536,189.13         1,831,754.18           1,748,770.29      1,292,021.96
Oct-05           2,443,879.70         1,765,069.50           1,697,817.49      1,294,591.75
Nov-05           2,507,349.81         1,824,412.96           1,739,799.65      1,284,195.77
Dec-05           2,631,882.22         1,912,192.40           1,820,870.43      1,279,056.19

ENDNOTES

SPECIAL RISKS ARE ASSOCIATED WITH FOREIGN INVESTING, INCLUDING CURRENCY FLUCTUATIONS, ECONOMIC INSTABILITY AND POLITICAL DEVELOPMENTS. INVESTMENTS IN DEVELOPING MARKETS INVOLVE HEIGHTENED RISKS RELATED TO THE SAME FACTORS, IN ADDITION TO THOSE ASSOCIATED WITH THESE MARKETS' SMALLER SIZE AND LESSER LIQUIDITY. THESE AND OTHER RISK CONSIDERATIONS ARE DISCUSSED IN THE FUND'S PROSPECTUS.

(1) Past expense reductions by the Fund's manager and administrator increased the Fund's total returns. If the manager and administrator had not taken this action, the Fund's total returns would have been lower.

(2) Cumulative total return represents the change in value of an investment over the periods indicated.

(3) Average annual total return represents the average annual change in value of an investment over the periods indicated.

(4) These figures represent the value of a hypothetical $1,000,000 investment in the Fund over the periods indicated.

(5) Source: Standard & Poor's Micropal. The MSCI AC World ex US Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed and emerging markets excluding the U.S. The MSCI EAFE Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed markets excluding the U.S. and Canada.


                                                               Annual Report | 7

YOUR FUND'S EXPENSES

As a Fund shareholder, you can incur two types of costs:

o Transaction costs, including sales charges (loads) on Fund purchases, if applicable, and redemption fees; and

o Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, if applicable, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

ACTUAL FUND EXPENSES

The first line (Actual) of the table below provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

1.    Divide your account value by $1,000

      IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 / $1,000 = $8.6

2. Multiply the result by the number under the heading "Expenses Paid During Period."

      IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 X $7.50 = $64.50

In this illustration, the estimated expenses paid this period are $64.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) of the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the Fund's actual expense ratio and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.


8 | Annual Report

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES OR REDEMPTION FEES. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

-------------------------------------------------------------------------------------------------
                                              BEGINNING          ENDING           EXPENSES PAID
                                            ACCOUNT VALUE     ACCOUNT VALUE       DURING PERIOD*
                                               7/1/05            12/31/05        7/1/05-12/31/05
-------------------------------------------------------------------------------------------------
Actual                                        $1,000.00         $1,136.50            $4.36
-------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)      $1,000.00         $1,021.12            $4.13
-------------------------------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio of 0.81%, multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.


                                                               Annual Report | 9

TEMPLETON INSTITUTIONAL FUNDS, INC.

FINANCIAL HIGHLIGHTS

FOREIGN EQUITY SERIES

                                                    ------------------------------------------------------------------------------
                                                                               YEAR ENDED DECEMBER 31,
                                                        2005             2004             2003             2002           2001
                                                    ------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year ..............   $     20.27      $     16.95      $     12.13      $     14.47    $     16.95
                                                    ------------------------------------------------------------------------------

Income from investment operations:

   Net investment income(a) .....................          0.42             0.33             0.25             0.23           0.25

   Net realized and unrealized gains (losses) ...          2.32             3.25             4.87            (2.37)         (2.28)
                                                    ------------------------------------------------------------------------------

Total from investment operations ................          2.74             3.58             5.12            (2.14)         (2.03)
                                                    ------------------------------------------------------------------------------

Less distributions from:

   Net investment income ........................         (0.66)           (0.26)           (0.30)           (0.20)         (0.28)

   Net realized gains ...........................         (0.04)              --               --               --          (0.17)
                                                    ------------------------------------------------------------------------------

Total distributions .............................         (0.70)           (0.26)           (0.30)           (0.20)         (0.45)
                                                    ------------------------------------------------------------------------------

Redemption fees .................................            --(b)            --(b)            --               --             --
                                                    ------------------------------------------------------------------------------

Net asset value, end of year ....................   $     22.31      $     20.27      $     16.95      $     12.13    $     14.47
                                                    ==============================================================================



Total return ....................................         13.61%           21.25%           42.61%          (14.80)%       (12.11)%



RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) .................   $ 6,245,721      $ 5,658,170      $ 4,642,764      $ 3,164,910    $ 3,551,516

Ratios to average net assets:

   Expenses .....................................          0.81%            0.82%            0.83%            0.83%          0.84%

   Net investment income ........................          2.01%            1.89%            1.85%            1.68%          1.62%

Portfolio turnover rate .........................         12.97%           18.25%            8.93%           16.26%         15.38%

(a)   Based on average daily shares outstanding.

(b)   Amount is less than $0.01 per share.


10 | See notes to financial statements. | Annual Report

TEMPLETON INSTITUTIONAL FUNDS, INC.

STATEMENT OF INVESTMENTS, DECEMBER 31, 2005

-----------------------------------------------------------------------------------------------------------------------------------
        FOREIGN EQUITY SERIES                                              INDUSTRY                        SHARES         VALUE
-----------------------------------------------------------------------------------------------------------------------------------
        COMMON STOCKS 95.5%
        AUSTRALIA 2.5%
        Alumina Ltd. ..................................                Metals & Mining                    9,790,288   $  53,287,960
        AMP Ltd. ......................................                   Insurance                         340,096       1,918,481
        National Australia Bank Ltd. ..................                Commercial Banks                   2,903,680      69,011,820
        Qantas Airways Ltd. ...........................                    Airlines                      11,228,850      33,277,168
                                                                                                                      -------------
                                                                                                                        157,495,429
                                                                                                                      -------------
        BERMUDA 1.4%
        ACE Ltd. ......................................                   Insurance                       1,108,930      59,261,219
        XL Capital Ltd., A ............................                   Insurance                         450,020      30,322,348
                                                                                                                      -------------
                                                                                                                         89,583,567
                                                                                                                      -------------
        CANADA 2.7%
        Alcan Inc. ....................................                Metals & Mining                    1,066,343      43,817,037
        BCE Inc. ......................................     Diversified Telecommunication Services        2,469,060      59,203,908
        BCE Inc. (USD Traded) .........................     Diversified Telecommunication Services            5,920         141,784
    (a) Celestica Inc. ................................       Electronic Equipment & Instruments              9,815         103,646
        Husky Energy Inc. .............................          Oil, Gas & Consumable Fuels              1,328,990      67,461,421
                                                                                                                      -------------
                                                                                                                        170,727,796
                                                                                                                      -------------
        CHINA 0.7%
        China Mobile (Hong Kong) Ltd. .................      Wireless Telecommunication Services          8,492,000      40,194,799
                                                                                                                      -------------
        DENMARK 0.9%
        TDC AS ........................................     Diversified Telecommunication Services          531,490      31,835,596
    (a) Vestas Wind Systems AS ........................              Electrical Equipment                   111,445      18,252,790
(a),(b) Vestas Wind Systems AS, 144A ..................              Electrical Equipment                   340,168       5,586,435
                                                                                                                      -------------
                                                                                                                         55,674,821
                                                                                                                      -------------
        FINLAND 2.3%
        M-real OYJ, B .................................            Paper & Forest Products                2,306,820      11,524,520
    (b) M-real OYJ, B, 144A ...........................            Paper & Forest Products                1,922,350       9,603,766
        Stora Enso OYJ, R (EUR/FIM Traded) ............            Paper & Forest Products                1,673,625      22,666,312
        Stora Enso OYJ, R (SEK Traded) ................            Paper & Forest Products                2,814,636      38,081,099
        UPM-Kymmene OYJ ...............................            Paper & Forest Products                3,278,200      64,267,656
                                                                                                                      -------------
                                                                                                                        146,143,353
                                                                                                                      -------------
        FRANCE 7.5%
        Accor SA ......................................         Hotels, Restaurants & Leisure               494,470      27,196,676
        AXA SA ........................................                   Insurance                       2,311,148      74,584,794
        France Telecom SA .............................     Diversified Telecommunication Services        3,183,580      79,108,817
        Michelin SA, B ................................                Auto Components                    1,341,820      75,422,627
        Sanofi-Aventis ................................                Pharmaceuticals                    1,106,500      96,934,823
        Sanofi-Aventis, ADR ...........................                Pharmaceuticals                        6,813         299,091
        Suez SA .......................................                Multi-Utilities                    2,075,810      64,630,874
        Suez SA, ADR ..................................                Multi-Utilities                        7,250         226,490
        Total SA, B ...................................          Oil, Gas & Consumable Fuels                201,687      50,666,391
                                                                                                                      -------------
                                                                                                                        469,070,583
                                                                                                                      -------------
        GERMANY 8.8%
        BASF AG .......................................                   Chemicals                         534,020      40,922,279
        BASF AG, ADR ..................................                   Chemicals                           6,430         491,766
        Bayer AG, Br. .................................                   Chemicals                       1,039,720      43,363,639
        Bayerische Motoren Werke AG ...................                  Automobiles                      1,389,960      60,883,654


                                                              Annual Report | 11

TEMPLETON INSTITUTIONAL FUNDS, INC.

-----------------------------------------------------------------------------------------------------------------------------------
        FOREIGN EQUITY SERIES                                              INDUSTRY                        SHARES         VALUE
-----------------------------------------------------------------------------------------------------------------------------------
        COMMON STOCKS (CONTINUED)
        GERMANY (CONTINUED)
        Celesio AG ....................................        Health Care Providers & Services           1,178,552   $ 101,126,184
        Deutsche Post AG ..............................            Air Freight & Logistics                3,524,380      85,616,362
        E.ON AG .......................................               Electric Utilities                    956,750      99,061,438
        Merck KGaA ....................................                Pharmaceuticals                       81,272       6,739,781
        Muenchener Rueckversicherungs-
          Gesellschaft AG .............................                   Insurance                         321,287      43,501,272
        Siemens AG ....................................            Industrial Conglomerates                 815,230      69,845,014
                                                                                                                      -------------
                                                                                                                        551,551,389
                                                                                                                      -------------
        HONG KONG 2.0%
        Cheung Kong (Holdings) Ltd. ...................                  Real Estate                      2,550,000      26,162,195
        Cheung Kong (Holdings) Ltd., ADR ..............                  Real Estate                         31,535         323,539
        Hutchison Whampoa Ltd. ........................            Industrial Conglomerates               5,342,550      50,885,366
        Hutchison Whampoa Ltd., ADR ...................            Industrial Conglomerates                   4,795         228,351
        Swire Pacific Ltd., A .........................                  Real Estate                      5,440,500      48,836,200
        Swire Pacific Ltd., B .........................                  Real Estate                        154,500         269,002
                                                                                                                      -------------
                                                                                                                        126,704,653
                                                                                                                      -------------
        INDIA 3.5%
        Housing Development Finance Corp. Ltd. ........           Thrifts & Mortgage Finance              3,668,470      98,272,926
        ICICI Bank Ltd. ...............................                Commercial Banks                   4,935,848      64,140,245
        Satyam Computer Services Ltd. .................                  IT Services                      3,347,536      54,890,812
        Satyam Computer Services Ltd., ADR ............                  IT Services                         47,700       1,745,343
                                                                                                                      -------------
                                                                                                                        219,049,326
                                                                                                                      -------------
        ISRAEL 0.7%
    (a) Check Point Software Technologies Ltd. ........                    Software                       2,073,240      41,672,124
                                                                                                                      -------------
        ITALY 1.7%
        Eni SpA .......................................          Oil, Gas & Consumable Fuels              2,433,040      67,486,704
        UniCredito Italiano SpA .......................                Commercial Banks                   5,363,030      36,951,315
                                                                                                                      -------------
                                                                                                                        104,438,019
                                                                                                                      -------------
        JAPAN 8.4%
        Fuji Photo Film Co. Ltd. ......................          Leisure Equipment & Products             1,053,900      34,823,435
        Hitachi Ltd. ..................................       Electronic Equipment & Instruments          6,516,000      43,889,011
        Hitachi Ltd., ADR .............................       Electronic Equipment & Instruments              2,275         153,335
        Mabuchi Motor Co. Ltd. ........................       Electronic Equipment & Instruments            650,600      36,104,634
        NEC Corp. .....................................            Computers & Peripherals                3,873,000      24,085,250
        NEC Corp., ADR ................................            Computers & Peripherals                   14,625          90,529
        Nintendo Co. Ltd. .............................                    Software                         416,100      50,236,592
        Nippon Telegraph & Telephone Corp. ............     Diversified Telecommunication Services           10,115      45,934,424
        Nippon Telegraph & Telephone Corp., ADR .......     Diversified Telecommunication Services            6,815         155,450
        Nomura Holdings Inc. ..........................                Capital Markets                    2,770,700      53,052,461
        Ono Pharmaceutical Co. Ltd. ...................                Pharmaceuticals                      977,000      44,119,377
        Seiko Epson Corp. .............................            Computers & Peripherals                  922,000      23,161,315
        Sompo Japan Insurance Inc. ....................                   Insurance                       6,208,000      83,891,892
        SONY Corp. ....................................               Household Durables                  1,130,000      46,145,895
        SONY Corp., ADR ...............................               Household Durables                      4,405         179,724
        Takeda Pharmaceutical Co. Ltd. ................                Pharmaceuticals                      763,500      41,270,270
                                                                                                                      -------------
                                                                                                                        527,293,594
                                                                                                                      -------------


12 | Annual Report

TEMPLETON INSTITUTIONAL FUNDS, INC.

-----------------------------------------------------------------------------------------------------------------------------------
        FOREIGN EQUITY SERIES                                              INDUSTRY                        SHARES         VALUE
-----------------------------------------------------------------------------------------------------------------------------------
        COMMON STOCKS (CONTINUED)
        MEXICO 1.2%
        Telefonos de Mexico SA de CV
          (Telmex), L, ADR ............................     Diversified Telecommunication Services        2,933,954   $  72,409,985
                                                                                                                      -------------
        NETHERLANDS 6.0%
        Akzo Nobel NV, ADR ............................                   Chemicals                           5,290         243,763
        ING Groep NV ..................................                Capital Markets                    2,548,410      88,396,202
        ING Groep NV, ADR .............................                Capital Markets                       12,965         451,441
        Koninklijke Philips Electronics NV ............               Household Durables                  2,954,061      91,800,585
        Koninklijke Philips Electronics NV,
          (N.Y. shs.) .................................               Household Durables                     11,935         371,178
        SBM Offshore NV ...............................          Energy Equipment & Services                603,625      48,771,550
        Unilever NV ...................................                 Food Products                     1,093,340      74,878,181
        Unilever NV, (N.Y. shs.) ......................                 Food Products                         2,540         174,371
        VNU NV ........................................                     Media                         1,211,760      40,181,524
        Wolters Kluwer NV .............................                     Media                         1,499,375      30,317,600
                                                                                                                      -------------
                                                                                                                        375,586,395
                                                                                                                      -------------
        NORWAY 0.8%
        Telenor ASA ...................................     Diversified Telecommunication Services        5,272,050      51,747,261
                                                                                                                      -------------
        PORTUGAL 0.7%
        Portugal Telecom SGPS SA ......................     Diversified Telecommunication Services        4,496,290      45,511,077
                                                                                                                      -------------
        SINGAPORE 0.9%
        DBS Group Holdings Ltd. .......................                Commercial Banks                   5,624,185      55,803,874
        DBS Group Holdings Ltd., ADR ..................                Commercial Banks                       7,605         301,831
                                                                                                                      -------------
                                                                                                                         56,105,705
                                                                                                                      -------------
        SOUTH AFRICA 1.1%
        Sappi Ltd. ....................................            Paper & Forest Products                3,237,666      37,102,040
        Sappi Ltd., ADR ...............................            Paper & Forest Products                2,726,730      30,893,851
                                                                                                                      -------------
                                                                                                                         67,995,891
                                                                                                                      -------------
        SOUTH KOREA 7.3%
        Kookmin Bank ..................................                Commercial Banks                     900,573      68,380,977
        Kookmin Bank, ADR .............................                Commercial Banks                     216,498      16,174,566
        Korea Electric Power Corp. ....................               Electric Utilities                  1,146,540      43,016,588
        Korea Electric Power Corp., ADR ...............               Electric Utilities                     12,195         237,680
        KT Corp., ADR .................................     Diversified Telecommunication Services          903,955      19,480,230
        LG Electronics Inc. ...........................               Household Durables                    938,340      83,169,987
        POSCO .........................................                Metals & Mining                      224,020      44,915,176
        POSCO, ADR ....................................                Metals & Mining                        4,080         202,001
        Samsung Electronics Co. Ltd. ..................    Semiconductors & Semiconductor Equipment         270,520     176,945,588
                                                                                                                      -------------
                                                                                                                        452,522,793
                                                                                                                      -------------
        SPAIN 5.0%
        Banco Santander Central Hispano SA ............                Commercial Banks                   4,618,890      60,969,014
        Endesa SA .....................................               Electric Utilities                  1,635,640      43,025,751
        Iberdrola SA, Br. .............................               Electric Utilities                  2,011,074      54,972,902
        Repsol YPF SA .................................          Oil, Gas & Consumable Fuels              2,520,610      73,615,877
        Telefonica SA .................................     Diversified Telecommunication Services        5,433,139      81,750,995
        Telefonica SA, ADR ............................     Diversified Telecommunication Services            8,892         400,318
                                                                                                                      -------------
                                                                                                                        314,734,857
                                                                                                                      -------------


                                                              Annual Report | 13

TEMPLETON INSTITUTIONAL FUNDS, INC.

------------------------------------------------------------------------------------------------------------------------------------
        FOREIGN EQUITY SERIES                                               INDUSTRY                     SHARES          VALUE
------------------------------------------------------------------------------------------------------------------------------------
        COMMON STOCKS (CONTINUED)
        SWEDEN 7.5%
        Atlas Copco AB, A .............................                    Machinery                     4,621,920   $  102,961,405
        Autoliv Inc. ..................................                 Auto Components                    830,940       37,741,295
        Autoliv Inc., IDR .............................                 Auto Components                      9,100          411,164
        Electrolux AB, B ..............................               Household Durables                 2,311,080       60,063,938
        ForeningsSparbanken AB (Swedbank), A ..........                Commercial Banks                  1,405,980       38,310,323
        Nordea Bank AB, FDR ...........................                Commercial Banks                  8,593,898       89,835,416
        Securitas AB, B ...............................         Commercial Services & Supplies           1,926,540       32,005,950
        Svenska Cellulosa AB, B .......................             Paper & Forest Products              1,294,903       48,403,019
        Volvo AB, B ...................................                    Machinery                     1,227,585       57,860,497
                                                                                                                     --------------
                                                                                                                        467,593,007
                                                                                                                     --------------
        SWITZERLAND 3.5%
        Adecco SA .....................................         Commercial Services & Supplies           1,031,040       47,559,295
        Lonza Group AG ................................                    Chemicals                       420,110       25,710,252
        Nestle SA .....................................                  Food Products                     267,320       79,967,087
        Nestle SA, ADR ................................                  Food Products                       2,310          172,756
        Swiss Reinsurance Co. .........................                    Insurance                       871,120       63,788,197
        Swiss Reinsurance Co., ADR ....................                    Insurance                         3,295          241,278
        UBS AG ........................................                 Capital Markets                      4,755          452,438
                                                                                                                     --------------
                                                                                                                        217,891,303
                                                                                                                     --------------
        TAIWAN 0.8%
        Chunghwa Telecom Co. Ltd., ADR ................     Diversified Telecommunication Services       1,223,460       22,450,491
    (b) Compal Electronics Inc., GDR, 144A ............             Computers & Peripherals              4,162,317       21,144,570
        Compal Electronics Inc., GDR, Reg S ...........             Computers & Peripherals              1,103,174        5,604,124
                                                                                                                     --------------
                                                                                                                         49,199,185
                                                                                                                     --------------
        UNITED KINGDOM 17.3%
        Amvescap PLC ..................................                 Capital Markets                  3,236,560       24,612,060
        BAE Systems PLC ...............................               Aerospace & Defense                5,617,238       36,892,995
        BP PLC ........................................           Oil, Gas & Consumable Fuels            4,940,110       52,610,122
    (a) British Airways PLC ...........................                    Airlines                      9,058,170       52,050,988
    (a) British Airways PLC, ADR ......................                    Airlines                          8,225          472,937
        British Sky Broadcasting Group PLC ............                      Media                       6,149,950       52,533,082
        Cadbury Schweppes PLC .........................                  Food Products                   5,278,910       49,906,142
        Compass Group PLC .............................          Hotels, Restaurants & Leisure          14,860,370       56,374,183
        GlaxoSmithKline PLC ...........................                 Pharmaceuticals                  2,786,240       70,417,785
        HSBC Holdings PLC .............................                Commercial Banks                  3,254,421       52,256,088
        HSBC Holdings PLC, ADR ........................                Commercial Banks                      3,790          304,981
        National Grid PLC .............................               Electric Utilities                 4,010,399       39,259,240
        Pearson PLC ...................................                      Media                       3,511,000       41,528,435
        Rentokil Initial PLC ..........................         Commercial Services & Supplies           6,043,130       16,998,936
    (a) Rolls-Royce Group PLC .........................               Aerospace & Defense               13,555,704       99,701,166
    (a) Rolls-Royce Group PLC, B ......................               Aerospace & Defense              452,760,513          798,425
        Royal Bank of Scotland Group PLC ..............                Commercial Banks                  2,923,660       88,276,687
        Royal Dutch Shell PLC, B, ADR .................           Oil, Gas & Consumable Fuels            1,415,307       91,329,761
        Shire PLC .....................................                 Pharmaceuticals                  2,293,320       29,354,834
        Shire PLC, ADR ................................                 Pharmaceuticals                      8,590          333,206


14 | Annual Report

TEMPLETON INSTITUTIONAL FUNDS, INC.

------------------------------------------------------------------------------------------------------------------------------------
        FOREIGN EQUITY SERIES                                               INDUSTRY                      SHARES         VALUE
------------------------------------------------------------------------------------------------------------------------------------
        COMMON STOCKS (CONTINUED)
        UNITED KINGDOM (CONTINUED)
        Smiths Group PLC ..............................            Industrial Conglomerates              2,980,820   $   53,642,558
        Standard Chartered PLC ........................                Commercial Banks                  2,715,610       60,503,320
        Vodafone Group PLC ............................       Wireless Telecommunication Services       36,522,370       78,857,811
        Yell Group PLC ................................                      Media                       3,309,540       30,547,762
                                                                                                                     --------------
                                                                                                                      1,079,563,504
                                                                                                                     --------------
        UNITED STATES 0.3%
        News Corp., A .................................                      Media                       1,089,919       16,948,240
                                                                                                                     --------------
        TOTAL COMMON STOCKS
           (COST $3,771,905,956) ......................                                                               5,967,408,656
                                                                                                                     --------------

                                                                                                  ----------------
                                                                                                  SHARES/PRINCIPAL
                                                                                                       AMOUNT
                                                                                                  ----------------
        SHORT TERM INVESTMENTS 4.7%
        UNITED STATES ( COST $125,724,058) 2.0%
    (c) U.S. Treasury Bills, 1/05/06 - 3/30/06 ........                                                126,000,000      125,757,424
                                                                                                                     --------------
        TOTAL INVESTMENTS BEFORE
           MONEY FUND (COST $3,897,630,014) ...........                                                               6,093,166,080
                                                                                                                     --------------
        UNITED STATES ( COST $165,798,478) 2.7%
    (d) Franklin Institutional Fiduciary Trust
           Money Market Portfolio .....................                                                165,798,478      165,798,478
                                                                                                                     --------------
        TOTAL INVESTMENTS
           (COST $4,063,428,492) 100.2% ...............                                                               6,258,964,558
        OTHER ASSETS, LESS LIABILITIES (0.2)% .........                                                                 (13,244,008)
                                                                                                                     --------------
        NET ASSETS 100.0% .............................                                                              $6,245,720,550
                                                                                                                     ==============

SELECTED CURRENCY ABBREVIATIONS

EUR - Euro
FIM - Finnish Markka
SEK - Swedish Krona

SELECTED PORTFOLIO ABBREVIATIONS

ADR - American Depository Receipt
FDR - Foreign Depository Receipt
GDR - Global Depository Receipt
IDR - International Deposit Receipt

(a)   Non-income producing.

(b) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund's Board of Directors. At December 31, 2005, the aggregate value of these securities was $36,334,771, representing 0.58% of net assets.

(c)   The security is traded on a discount basis with no stated coupon rate.

(d) See Note 8 regarding investments in Franklin Institutional Fiduciary Trust Money Market Portfolio.


                         Annual Report | See notes to financial statements. | 15

TEMPLETON INSTITUTIONAL FUNDS, INC.

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2005

                                                                             ----------------
                                                                                  FOREIGN
                                                                               EQUITY SERIES
                                                                             ----------------
Assets:
   Investments in securities:
      Cost - Unaffiliated issuers ........................................   $  3,897,630,014
      Cost - Sweep Money Fund (Note 8) ...................................        165,798,478
                                                                             ----------------
      Total cost of investments ..........................................      4,063,428,492
                                                                             ================
      Value - Unaffiliated issuers .......................................      6,093,166,080
      Value - Sweep Money Fund (Note 8) ..................................        165,798,478
                                                                             ----------------
      Total value of investments .........................................      6,258,964,558
   Cash ..................................................................          1,946,321
   Foreign currency, at value (cost $779,222) ............................            792,576
   Receivables:
      Investment securities sold .........................................          8,567,944
      Capital shares sold ................................................          2,574,097
      Dividends ..........................................................          7,554,380
                                                                             ----------------
         Total assets ....................................................      6,280,399,876
                                                                             ----------------
Liabilities:
   Payables:
      Investment securities purchased ....................................          2,546,080
      Capital shares redeemed ............................................         27,488,572
      Affiliates .........................................................          3,986,665
   Accrued expenses and other liabilities ................................            658,009
                                                                             ----------------
         Total liabilities ...............................................         34,679,326
                                                                             ----------------
            Net assets, at value .........................................   $  6,245,720,550
                                                                             ----------------
Net assets consist of:
   Paid-in capital .......................................................   $  4,073,027,328
   Distributions in excess of net investment income ......................        (61,250,841)
   Net unrealized appreciation (depreciation) ............................      2,195,458,711
   Accumulated net realized gain (loss) ..................................         38,485,352
                                                                             ----------------
            Net assets, at value .........................................   $  6,245,720,550
                                                                             ----------------
   Shares outstanding ....................................................        279,921,788
                                                                             ----------------
   Net asset value per share(a) ..........................................   $          22.31
                                                                             ----------------

(a) Redemption price is equal to net asset value less contingent deferred sales charges, if applicable, and redemption fees retained by the Fund.


16| See notes to financial statements. | Annual Report

TEMPLETON INSTITUTIONAL FUNDS, INC.

STATEMENT OF OPERATIONS
for the year ended December 31, 2005

                                                                             ----------------
                                                                                  FOREIGN
                                                                               EQUITY SERIES
                                                                             ----------------
Investment income:
   Dividends (net of foreign taxes of $14,682,522)
      Unaffiliated issuers ...............................................   $    152,700,060
      Sweep Money Fund (Note 8) ..........................................          3,422,450
   Interest ..............................................................          6,851,467
   Other income (Note 9) .................................................            295,011
                                                                             ----------------
       Total investment income ...........................................        163,268,988
                                                                             ----------------
Expenses:
   Management fees (Note 3a) .............................................         39,020,252
   Administrative fees (Note 3b) .........................................          4,770,205
   Transfer agent fees (Note 3c) .........................................             63,600
   Custodian fees (Note 4) ...............................................          2,354,500
   Reports to shareholders ...............................................             82,700
   Registration and filing fees ..........................................             96,000
   Professional fees .....................................................            140,159
   Directors' fees and expenses ..........................................            109,028
   Other .................................................................            137,900
                                                                             ----------------
         Total expenses ..................................................         46,774,344
         Expense reductions (Note 4) .....................................           (137,236)
                                                                             ----------------
            Net expenses .................................................         46,637,108
                                                                             ----------------
               Net investment income .....................................        116,631,880
                                                                             ----------------
Realized and unrealized gains (losses):
   Net realized gain (loss) from:
      Investments ........................................................        309,554,006
      Foreign currency transactions ......................................           (985,061)
                                                                             ----------------
         Net realized gain (loss) ........................................        308,568,945
                                                                             ----------------
   Net change in unrealized appreciation (depreciation) on:
      Investments ........................................................        328,671,930
      Translation of assets and liabilities denominated in foreign
        currencies .......................................................           (302,364)
   Change in deferred taxes on unrealized appreciation ...................            332,213
                                                                             ----------------
         Net change in unrealized appreciation (depreciation) ............        328,701,779
                                                                             ----------------
Net realized and unrealized gain (loss) ..................................        637,270,724
                                                                             ----------------
Net increase (decrease) in net assets resulting from operations ..........   $    753,902,604
                                                                             ================


                         Annual Report | See notes to financial statements. | 17

TEMPLETON INSTITUTIONAL FUNDS, INC.

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                             ---------------------------------
                                                                                                   FOREIGN EQUITY SERIES
                                                                                                  YEAR ENDED DECEMBER 31,
                                                                                             ---------------------------------
                                                                                                   2005              2004
                                                                                             ---------------------------------
Increase (decrease) in net assets:
   Operations:
      Net investment income ..............................................................   $   116,631,880   $    92,898,790
      Net realized gain (loss) from investments and foreign currency transactions ........       308,568,945        98,531,192
      Net change in unrealized appreciation (depreciation) on investments, translation
        of assets and liabilities denominated in foreign currencies, and deferred taxes ..       328,701,779       805,740,566
                                                                                             ---------------------------------
         Net increase (decrease) in net assets resulting from operations .................       753,902,604       997,170,548
                                                                                             ---------------------------------
Distributions to shareholders from:
      Net investment income ..............................................................      (183,533,480)      (72,392,703)
      Net realized gains .................................................................       (10,751,350)               --
                                                                                             ---------------------------------
Total distributions to shareholders ......................................................      (194,284,830)      (72,392,703)
                                                                                             ---------------------------------
Capital share transactions (Note 2) ......................................................        27,925,243        90,602,987
                                                                                             ---------------------------------
Redemption fees ..........................................................................             7,845            24,434
                                                                                             ---------------------------------
         Net increase (decrease) in net assets ...........................................       587,550,862     1,015,405,266
Net assets:
   Beginning of year .....................................................................     5,658,169,688     4,642,764,422
                                                                                             ---------------------------------
   End of year ...........................................................................   $ 6,245,720,550   $ 5,658,169,688
                                                                                             =================================
Distributions in excess of net investment income/Undistributed net investment income included in net assets:
   End of year ...........................................................................   $  (61,250,841)   $     6,273,524
                                                                                             =================================


18| See notes to financial statements. | Annual Report

TEMPLETON INSTITUTIONAL FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS

FOREIGN EQUITY SERIES

1.    ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Templeton Institutional Funds, Inc. (TIFI) is registered under the Investment Company Act of 1940 as an open-end investment company, consisting of four separate series. The Foreign Equity Series (the Fund) included in this report is diversified. The financial statements of the remaining funds in the series are presented separately.

The following summarizes the Fund's significant accounting policies.

A.    SECURITY VALUATION

Securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Investments in open-end mutual funds are valued at the closing net asset value.

Government securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund may utilize independent pricing services, quotations from bond dealers, and information with respect to bond and note transactions, to assist in determining a current market value for each security. The Fund's pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, option adjusted spread models, prepayment projections, interest rate spreads and yield curves, to determine current value.

Foreign securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. If no sale is reported at that time, the foreign security will be valued within the range of the most recent quoted bid and ask prices. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the foreign security is determined.

The Fund has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into


                                                              Annual Report | 19

TEMPLETON INSTITUTIONAL FUNDS, INC.

FOREIGN EQUITY SERIES

1.    ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

A.    SECURITY VALUATION (CONTINUED)

question the availability (including the reliability) of the value of a portfolio security held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Fund's Board of Directors.

B.    FOREIGN CURRENCY TRANSLATION

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Fund's Board of Directors.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments on the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

C.    FOREIGN CURRENCY CONTRACTS

When the Fund purchases or sells foreign securities it may enter into foreign exchange contracts to minimize foreign exchange risk from the trade date to the settlement date of the transactions. A foreign exchange contract is an agreement between two parties to exchange different currencies at an agreed upon exchange rate on a specified date. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations.

The risks of these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the possible inability of the counterparties to fulfill their obligations under the contracts, which may be in excess of the amount reflected in the Statement of Assets and Liabilities.


20 | Annual Report

TEMPLETON INSTITUTIONAL FUNDS, INC.

FOREIGN EQUITY SERIES

1.    ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

D.    INCOME TAXES AND DEFERRED TAXES

No provision has been made for U.S. income taxes because the Fund's policy is to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute to shareholders substantially all of its taxable income and net realized gains.

The Fund is subject to a tax imposed on net realized gains on securities of certain foreign countries. The Fund records an estimated deferred tax liability for net unrealized gains on these securities in an amount that would be payable if the securities were disposed of on the valuation date.

Foreign securities held by the Fund may be subject to foreign taxation. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests.

E.    SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recognized as soon as the Fund is notified of the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with generally accepted accounting principles. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by TIFI are allocated among the Funds based on the ratio of net assets of each Fund to the combined net assets of TIFI. Fund specific expenses are charged directly to the fund that incurred the expense.

F.    ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.


                                                              Annual Report | 21

TEMPLETON INSTITUTIONAL FUNDS, INC.

FOREIGN EQUITY SERIES

1.    ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

G.    REDEMPTION FEES

A short term trading redemption fee will be imposed, with some exceptions, on any Fund shares that are redeemed or exchanged within seven calendar days following their purchase date. The redemption fee is 2% of the amount redeemed. Prior to March 1, 2005, the redemption fee was 1% of the amount redeemed. Such fees are retained by the Fund and accounted for as an addition to paid-in capital.

H.    GUARANTEES AND INDEMNIFICATIONS

Under the Fund's organizational documents, its officers and directors are indemnified by the Fund against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

2.    CAPITAL STOCK

At December 31, 2005, there were 1.14 billion shares authorized ($0.01 par value) for TIFI, of which 695 million have been classified as Fund shares. Transactions in the Fund's shares were as follows:

                                     -------------------------------------------------------------
                                                        YEAR ENDED DECEMBER 31,
                                                 2005                            2004
                                     -------------------------------------------------------------
                                        SHARES         AMOUNT          SHARES          AMOUNT
                                     -------------------------------------------------------------
Shares sold ......................    43,810,911   $   915,696,969    47,051,626   $   832,987,696
Shares issued in reinvestment
   of distributions ..............     7,621,447       166,418,307     3,305,980        62,226,817
Shares redeemed ..................   (50,689,026)   (1,054,190,033)  (45,065,673)     (804,611,526)
                                     -------------------------------------------------------------
Net increase (decrease) ..........       743,332   $    27,925,243     5,291,933   $    90,602,987
                                     =============================================================


22 | Annual Report

TEMPLETON INSTITUTIONAL FUNDS, INC.

FOREIGN EQUITY SERIES

3.    TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and directors of the Fund are also officers and/or directors of the following subsidiaries:

--------------------------------------------------------------------------------
SUBSIDIARY                                                AFFILIATION
--------------------------------------------------------------------------------
Templeton Investment Counsel, LLC (TIC)                   Investment manager
Franklin Templeton Services, LLC (FT Services)            Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)      Principal underwriter
Franklin Templeton Investor Services, LLC (Investor
Services)                                                 Transfer agent

A.    MANAGEMENT FEES

The Fund pays an investment management fee to TIC based on the average daily net assets of the Fund as follows:

--------------------------------------------------------------------------------
ANNUALIZED FEE RATE         NET ASSETS
--------------------------------------------------------------------------------
0.700%                      Up to and including $1 billion
0.680%                      Over $1 billion, up to and including $5 billion
0.660%                      Over $5 billion, up to and including $10 billion
0.640%                      Over $10 billion, up to and including $15 billion
0.620%                      Over $15 billion, up to and including $20 billion
0.600%                      In excess of $20 billion

B.    ADMINISTRATIVE FEES

The Fund pays its allocated share of an administrative fee to FT Services based on the aggregate average daily net assets of certain funds within TIFI as follows:

--------------------------------------------------------------------------------
ANNUALIZED FEE RATE         NET ASSETS
--------------------------------------------------------------------------------
0.150%                      Up to and including $200 million
0.135%                      Over $200 million, up to and including $700 million
0.100%                      Over $700 million, up to and including $1.2 billion
0.075%                      Over $1.2 billion

C.    TRANSFER AGENT FEES

The Fund paid transfer agent fees of $63,600, of which $17,290 was retained by Investor Services.

4.    EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the year ended December 31, 2005, the custodian fees were reduced as noted in the Statement of Operations.


                                                              Annual Report | 23

TEMPLETON INSTITUTIONAL FUNDS, INC.

FOREIGN EQUITY SERIES

5.    INCOME TAXES

During the year ended December 31, 2005, the Fund utilized $259,639,339 of capital loss carryforwards.

For tax purposes, realized currency losses occurring subsequent to October 31, may be deferred and treated as occurring on the first day of the following fiscal year. At December 31, 2005, the Fund deferred realized currency losses of $362,296.

The tax character of distributions paid during the years ended December 31, 2005 and 2004, was as follows:

                                ---------------------------
                                    2005           2004
                                ---------------------------
Distributions paid from:
   Ordinary income ..........   $183,533,480   $ 72,392,703
   Long term capital gain ...     10,751,350             --
                                ---------------------------
                                $194,284,830   $ 72,392,703
                                ===========================

Net investment income differs for financial statement and tax purposes primarily due to differing treatments of foreign currency transactions and passive foreign investment company shares.

Net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatments of wash sales and foreign currency transactions.

At December 31, 2005, the cost of investments, net unrealized appreciation (depreciation), undistributed ordinary income and undistributed long term capital gains for income tax purposes were as follows:

Cost of investments .......................................   $ 4,147,343,830
                                                              ===============

Unrealized appreciation ...................................   $ 2,241,939,513
Unrealized depreciation ...................................      (130,318,785)
                                                              ---------------
Net unrealized appreciation (depreciation) ................   $ 2,111,620,728
                                                              ===============

Undistributed ordinary income .............................   $    22,349,090
Undistributed long term capital gains .....................        39,163,054
                                                              ===============
Distributable earnings ....................................   $    61,512,144
                                                              ===============

6.    INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short term securities) for the year ended December 31, 2005, aggregated $733,996,468 and $712,407,023, respectively.


24 | Annual Report

TEMPLETON INSTITUTIONAL FUNDS, INC.

FOREIGN EQUITY SERIES

7.    CONCENTRATION OF RISK

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

8.    INVESTMENTS IN FRANKLIN INSTITUTIONAL FIDUCIARY TRUST MONEY MARKET
      PORTFOLIO

The Fund may invest in the Franklin Institutional Fiduciary Trust Money Market Portfolio (the Sweep Money Fund), an open-end investment company managed by Franklin Advisers Inc. (an affiliate of the Fund's investment manager). Management fees paid by the Fund are reduced on assets invested in the Sweep Money Fund, in an amount not to exceed the management and administrative fees paid by the Sweep Money Fund.

9.    REGULATORY MATTERS

As part of various investigations by a number of federal, state, and foreign regulators and governmental entities, relating to certain practices in the mutual fund industry, including late trading, market timing and marketing support payments to securities dealers who sell fund shares, Franklin Resources, Inc. and certain of its subsidiaries (collectively, the "Company"), entered into settlements with certain of those regulators.

Specifically, the Company entered into settlements with the Securities and Exchange Commission ("SEC") concerning market timing (the "August 2, 2004 SEC Order") and marketing support payments to securities dealers who sell fund shares (the "December 13, 2004 SEC Order") and with the California Attorney General's Office ("CAGO") concerning marketing support payments to securities dealers who sell fund shares (the "CAGO Settlement"). Under the terms of the settlements with the SEC and the CAGO, the Company retained an Independent Distribution Consultant ("IDC") to develop a plan for distribution of the respective settlement monies. The CAGO approved the distribution plan under the CAGO Settlement and, in accordance with the terms and conditions of that settlement, the monies were disbursed to the relevant funds and are recorded as other income in the current period. The SEC has not yet approved the distribution plan pertaining to the December 13, 2004 SEC Order. When approved, disbursements of settlement monies will be made promptly to the relevant funds, in accordance with the terms and conditions of that order. The IDC continues to develop the plan of distribution under the August 2, 2004 SEC Order that resolved the SEC's market timing investigation.


                                                              Annual Report | 25

TEMPLETON INSTITUTIONAL FUNDS, INC.

FOREIGN EQUITY SERIES

9.    REGULATORY MATTERS (CONTINUED)

In addition, the Company, as well as most of the mutual funds within Franklin Templeton Investments and certain current or former officers, directors, and/or employees, have been named in private lawsuits (styled as shareholder class actions, or as derivative actions on behalf of either the named funds or Franklin Resources, Inc.) relating to the industry practices referenced above, as well as to allegedly excessive advisory fees, commissions, and/or 12b-1 fees. The lawsuits were filed in different courts throughout the country. Many of those suits are now pending in a multi-district litigation in the United States District Court for the District of Maryland.

The Company and fund management strongly believe that the claims made in each of the private lawsuits referenced above are without merit and intends to defend against them vigorously. The Company cannot predict with certainty the eventual outcome of these lawsuits, nor whether they will have a material negative impact on the Company. If it is determined that the Company bears responsibility for any unlawful or inappropriate conduct that caused losses to the Fund, it is committed to making the Fund or its shareholders whole, as appropriate.


26 | Annual Report

TEMPLETON INSTITUTIONAL FUNDS, INC.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF DIRECTORS AND SHAREHOLDERS OF TEMPLETON INSTITUTIONAL FUNDS, INC. - FOREIGN EQUITY SERIES

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Foreign Equity Series (one of the funds constituting the Templeton Institutional Funds, Inc., hereafter referred to as the "Fund") at December 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2005 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California
February 10, 2006


                                                              Annual Report | 27

TEMPLETON INSTITUTIONAL FUNDS, INC.

TAX DESIGNATION (UNAUDITED)

FOREIGN EQUITY SERIES

Under Section 852(b)(3)(C) of the Internal Revenue Code (Code), the Fund designates the maximum amount allowable but no less than $49,914,404 as a capital gain dividend for the fiscal year ended December 31, 2005.

Under Section 854(b)(2) of the Code, the Fund designates the maximum amount allowable but no less than $148,351,567 as qualified dividends for purposes of the maximum rate under Section 1(h)(11) of the Code for the fiscal year ended December 31, 2005. In January 2006, shareholders will receive Form 1099-DIV which will include their share of qualified dividends distributed during the calendar year 2005. Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their individual income tax returns.

Under Section 871(k)(1)(C) of the Code, the Fund designates the maximum amount allowable but no less than $10,273,917 as interest-related dividends for purposes of the tax imposed under Section 871(a)(1)(A) of the Code for the fiscal year ended December 15, 2005.

At December 31, 2005, more than 50% of the Fund's total assets were invested in securities of foreign issuers. In most instances, foreign taxes were withheld from dividends paid to the Fund on these investments. As shown in the table below, the Fund designates to shareholders the foreign source income and foreign taxes paid as allowed, pursuant to Section 853 of the Code. This designation will allow shareholders of record on December 15, 2005, to treat their proportionate share of foreign taxes paid by the Fund as having been paid directly by them. The shareholder shall consider these amounts as foreign taxes paid in the tax year in which they receive the Fund distribution.

The following table provides a detailed analysis, by country, of foreign tax paid, foreign source income, and foreign qualified dividends as designated by the Fund to shareholders of record.


28 | Annual Report

TEMPLETON INSTITUTIONAL FUNDS, INC.

FOREIGN EQUITY SERIES

Record Date: 12/15/2005

--------------------------------------------------------------------------------
                             FOREIGN TAX      FOREIGN              FOREIGN
                                PAID       SOURCE INCOME     QUALIFIED DIVIDENDS
COUNTRY                       PER SHARE      PER SHARE            PER SHARE
--------------------------------------------------------------------------------
Australia ................     $ 0.0003       $ 0.0247             $ 0.0247
Bermuda ..................       0.0000         0.0050               0.0050
Canada ...................       0.0028         0.0140               0.0140
China ....................       0.0000         0.0026               0.0000
Denmark ..................       0.0006         0.0032               0.0032
Finland ..................       0.0035         0.0173               0.0121
France ...................       0.0054         0.0274               0.0274
Germany ..................       0.0054         0.0323               0.0320
Hong Kong ................       0.0000         0.0134               0.0000
India ....................       0.0000         0.0074               0.0036
Italy ....................       0.0031         0.0152               0.0152
Japan ....................       0.0016         0.0165               0.0165
Mexico ...................       0.0000         0.0052               0.0052
Netherlands ..............       0.0054         0.0267               0.0267
New Zealand ..............       0.0000         0.0002               0.0002
Norway ...................       0.0013         0.0065               0.0065
Portugal .................       0.0009         0.0053               0.0053
Singapore ................       0.0000         0.0046               0.0000
South Africa .............       0.0000         0.0026               0.0026
South Korea ..............       0.0047         0.0208               0.0208
Spain ....................       0.0050         0.0293               0.0292
Sweden ...................       0.0073         0.0498               0.0498
Switzerland ..............       0.0033         0.0110               0.0110
Taiwan ...................       0.0021         0.0072               0.0049
United Kingdom ...........       0.0000         0.0969               0.0948
                               -------------------------------------------------
TOTAL ....................     $ 0.0527       $ 0.4451             $ 0.4107
                               =================================================

Foreign Tax Paid per Share (Column 1) is the amount per share available to you, as a tax credit (assuming you held your shares in the Fund for a minimum of 16 days during the 31-day period beginning 15 days before the ex-dividend date of the Fund's distribution to which the foreign taxes relate), or as a tax deduction.

Foreign Source Income per Share (Column 2) is the amount per share of income dividends paid to you that is attributable to foreign securities held by the Fund, plus any foreign taxes withheld on these dividends. The amounts reported include foreign source qualified dividends that have not been adjusted for the rate differential applicable to such dividend income.(1)

Foreign Qualified Dividends per Share (Column 3) is the amount per share of foreign source qualified dividends the Fund paid to you, plus any foreign taxes withheld on these dividends. These amounts represent the portion of the Foreign Source Income reported to you in column 2 that were derived from qualified foreign securities held by the Fund.(1)


                                                              Annual Report | 29

TEMPLETON INSTITUTIONAL FUNDS, INC.

FOREIGN EQUITY SERIES

In January 2006, shareholders will receive Form 1099-DIV which will include their share of taxes paid and foreign source income distributed during the calendar year 2005. The Foreign Source Income reported on Form 1099-DIV has not been adjusted for the rate differential on foreign source qualified dividend income. Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their 2005 individual income tax returns.

(1) Qualified dividends are taxed at a maximum rate of 15% (5% for those in the 10% and 15% income tax brackets). In determining the amount of foreign tax credit that may be applied against the U.S. tax liability of individuals receiving foreign source qualified dividends, adjustments may be required to the foreign tax credit limitation calculation to reflect the rate differential applicable to such dividend income. The rules however permit certain individuals to elect not to apply the rate differential adjustments for capital gains and/or dividends for any taxable year. Please consult your tax advisor and the instructions to Form 1116 for more information.


30 | Annual Report

TEMPLETON INSTITUTIONAL FUNDS, INC.

BOARD MEMBERS AND OFFICERS

The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the Fund, principal occupations during the past five years and number of U.S. registered portfolios overseen in the Franklin Templeton Investments fund complex are shown below. Each board member will serve until that person's successor is elected and qualified.

INDEPENDENT BOARD MEMBERS

------------------------------------------------------------------------------------------------------------------------------------
                                                                    NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                              LENGTH OF          FUND COMPLEX OVERSEEN
AND ADDRESS                      POSITION        TIME SERVED        BY BOARD MEMBER*           OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
HARRIS J. ASHTON (1932)          Director        Since 1992         140                        Director, Bar-S Foods
500 East Broward Blvd.                                                                         (meat packing company).
Suite 2100
Fort Lauderdale, FL 33394-3091
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Director of various companies; and FORMERLY, Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief
Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).
------------------------------------------------------------------------------------------------------------------------------------
FRANK J. CROTHERS (1944)         Director        Since 1990         20                         None
500 East Broward Blvd.
Suite 2100
Fort Lauderdale, FL 33394-3091
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Chairman, Island Corporate Holdings Ltd.; Director and Vice Chairman, Caribbean Utilities Co. Ltd.; Director, Provo Power Company
Ltd.; director of various other business and nonprofit organizations; and FORMERLY, Chairman, Atlantic Equipment & Power Ltd.
------------------------------------------------------------------------------------------------------------------------------------
S. JOSEPH FORTUNATO (1932)       Director        Since 1992         141                        None
500 East Broward Blvd.
Suite 2100
Fort Lauderdale, FL 33394-3091
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Attorney; and FORMERLY, member of the law firm of Pitney, Hardin, Kipp & Szuch (until 2002) (Consultant (2003)).
------------------------------------------------------------------------------------------------------------------------------------
EDITH E. HOLIDAY (1952)          Director        Since 1996         136                        Director, Amerada Hess Corporation
500 East Broward Blvd.                                                                         (exploration and refining of oil and
Suite 2100                                                                                     gas), H.J. Heinz Company (processed
Fort Lauderdale, FL 33394-3091                                                                 foods and allied products), RTI
                                                                                               International Metals, Inc.
                                                                                               (manufacture and distribution of
                                                                                               titanium), Canadian National Railway
                                                                                               (railroad), and White Mountains
                                                                                               Insurance Group, Ltd. (holding
                                                                                               company).
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Director or Trustee of various companies and trusts; and FORMERLY, Assistant to the President of the United States and Secretary of
the Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary and
Assistant Secretary for Public Affairs and Public Liaison-United States Treasury Department (1988-1989).
------------------------------------------------------------------------------------------------------------------------------------


                                                              Annual Report | 31

------------------------------------------------------------------------------------------------------------------------------------
                                                                    NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                              LENGTH OF          FUND COMPLEX OVERSEEN
AND ADDRESS                      POSITION        TIME SERVED        BY BOARD MEMBER*           OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
GORDON S. MACKLIN (1928)         Director        Since 1993         140                        Director, Martek Biosciences
500 East Broward Blvd.                                                                         Corporation, MedImmune, Inc.
Suite 2100                                                                                     (biotechnology), and Overstock.com
Fort Lauderdale, FL 33394-3091                                                                 (Internet services); and FORMERLY,
                                                                                               Director, MCI Communication
                                                                                               Corporation (subsequently known as
                                                                                               MCI WorldCom, Inc. and WorldCom,
                                                                                               Inc.) (communications services)
                                                                                               (1988-2002), White Mountains
                                                                                               Insurance Group, Ltd. (holding
                                                                                               company) (1987-2004) and Spacehab,
                                                                                               Inc. (aerospace services)
                                                                                               (1994-2003).
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Director of various companies; and FORMERLY, Deputy Chairman, White Mountains Insurance Group, Ltd. (holding company) (2001-2004);
Chairman, White River Corporation (financial services) (1993-1998) and Hambrecht & Quist Group (investment banking) (1987-1992); and
President, National Association of Securities Dealers, Inc. (1970-1987).
------------------------------------------------------------------------------------------------------------------------------------
DAVID W. NIEMIEC (1949)          Director        Since October      17                         Director, Emeritus Corporation
500 East Broward Blvd.                           2005                                          (assisted living).
Suite 2100
Fort Lauderdale, FL 33394-3091
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Advisor, Saratoga Partners (private equity fund); Director, various private companies; and FORMERLY, Managing Director, Saratoga
Partners (1998-2001); Managing Director, SBC Warburg Dillon Read (investment banking) (1997-1998); Vice Chairman, Dillon, Read & Co.
Inc. (investment banking) (1991-1997); and Chief Financial Officer, Dillon, Read & Co. Inc. (1982-1997).
------------------------------------------------------------------------------------------------------------------------------------
FRANK A. OLSON (1932)            Director        Since 2003         101                        Director, White Mountains Insurance
500 East Broward Blvd.                                                                         Group, Ltd. (holding company),
Suite 2100                                                                                     Amerada Hess Corporation (exploration
Fort Lauderdale, FL 33394-3091                                                                 and refining of oil and gas) and
                                                                                               Sentient Jet (private jet service);
                                                                                               and FORMERLY, Director, Becton
                                                                                               Dickinson and Company (medical
                                                                                               technology), Cooper Industries, Inc.
                                                                                               (electrical products and tools and
                                                                                               hardware), Health Net, Inc.
                                                                                               (formerly, Foundation Health)
                                                                                               (integrated managed care), The Hertz
                                                                                               Corporation, Pacific Southwest
                                                                                               Airlines, The RCA Corporation,
                                                                                               Unicom (formerly, Commonwealth
                                                                                               Edison) and UAL Corporation
                                                                                               (airlines).
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Chairman Emeritus, The Hertz Corporation (car rental) (since 2000) (Chairman of the Board (1980-2000) and Chief Executive Officer
(1977-1999)); and FORMERLY, Chairman of the Board, President and Chief Executive Officer, UAL Corporation (airlines).
------------------------------------------------------------------------------------------------------------------------------------


32 | Annual Report

------------------------------------------------------------------------------------------------------------------------------------
                                                                    NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                              LENGTH OF          FUND COMPLEX OVERSEEN
AND ADDRESS                      POSITION        TIME SERVED        BY BOARD MEMBER*           OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
LARRY D. THOMPSON (1945)         Director        Since October      16                         None
500 East Broward Blvd.                           2005
Suite 2100
Fort Lauderdale, FL 33394-3091
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Senior Vice President - Government Affairs, General Counsel and Secretary, PepsiCo, Inc. (consumer products); and FORMERLY,
Director, Delta Airlines (aviation) (2003-2005) and Providian Financial Corp (1997-2001); Senior Fellow of The Brookings Institute
(2003-2004); Visiting Professor, University of Georgia School of Law (2004); and Deputy Attorney General, U.S. Department of Justice
(2001-2003).
------------------------------------------------------------------------------------------------------------------------------------
CONSTANTINE D. TSERETOPOULOS     Director        Since 1990         20                         None
(1954)
500 East Broward Blvd.
Suite 2100
Fort Lauderdale, FL 33394-3091
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Physician, Lyford Cay Hospital (1987-present); director of various nonprofit organizations; and FORMERLY, Cardiology Fellow,
University of Maryland (1985-1987) and Internal Medicine Resident, Greater Baltimore Medical Center (1982-1985).
------------------------------------------------------------------------------------------------------------------------------------

INTERESTED BOARD MEMBERS AND OFFICERS

------------------------------------------------------------------------------------------------------------------------------------
                                                                    NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                              LENGTH OF          FUND COMPLEX OVERSEEN
AND ADDRESS                      POSITION        TIME SERVED        BY BOARD MEMBER*           OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
**NICHOLAS F. BRADY (1930)       Director        Since 1993         15                         Director, Amerada Hess Corporation
500 East Broward Blvd.                                                                         (exploration and refining of oil and
Suite 2100                                                                                     gas), and Weatherford International,
Fort Lauderdale, FL 33394-3091                                                                 Ltd (oilfield products and servicing)
                                                                                               (2004-present); and FORMERLY,
                                                                                               Director, H.J. Heinz Company
                                                                                               (processed foods and allied products)
                                                                                               (1987-1988; 1993-2003); and Total
                                                                                               Logistics, Inc. (operating and
                                                                                               investment business) (until 2005).
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Chairman, Darby Overseas Investments, Ltd., Darby Technology Ventures Group, LLC (investment firms) and Franklin Templeton
Investment Funds (1994-present); Director, Templeton Capital Advisors Ltd.; and FORMERLY, Chairman, Darby Emerging Markets
Investments LDC (until 2004) and Templeton Emerging Markets Investment Trust PLC (until 2003); Secretary of the United States
Department of the Treasury (1988-1993); Chairman of the Board, Dillon, Read & Co. Inc. (investment banking) (until 1988); and U.S.
Senator, New Jersey (April 1982-December 1982).
------------------------------------------------------------------------------------------------------------------------------------


                                                              Annual Report | 33

------------------------------------------------------------------------------------------------------------------------------------
                                                                    NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                              LENGTH OF          FUND COMPLEX OVERSEEN
AND ADDRESS                      POSITION        TIME SERVED        BY BOARD MEMBER*           OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
**CHARLES B. JOHNSON (1933)      Director, Vice  Director and Vice  140                        None
One Franklin Parkway             President       President since
San Mateo, CA 94403-1906         and Chairman    1993 and
                                 of the Board    Chairman of the
                                                 Board since 1995
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Chairman of the Board, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Vice President, Franklin Templeton
Distributors, Inc.; Director, Fiduciary Trust Company International; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 42 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------
HARMON E. BURNS (1945)           Vice President  Since 1996         Not Applicable             Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Vice President and Director, Franklin
Templeton Distributors, Inc.; Executive Vice President, Franklin Advisers, Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 45 of the investment companies in Franklin Templeton
Investments.
------------------------------------------------------------------------------------------------------------------------------------
JAMES M. DAVIS (1952)            Chief           Since 2004         Not Applicable             Not Applicable
One Franklin Parkway             Compliance
San Mateo, CA 94403-1906         Officer
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Director, Global Compliance, Franklin Resources, Inc.; officer of 47 of the investment companies in Franklin Templeton Investments;
and FORMERLY, Director of Compliance, Franklin Resources, Inc. (1994-2001).
------------------------------------------------------------------------------------------------------------------------------------
JEFFREY A. EVERETT (1964)        Vice President  Since 2001         Not Applicable             Not Applicable
PO Box N-7759
Lyford Cay, Nassau, Bahamas
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
President and Director, Templeton Global Advisors Limited; officer of 14 of the investment companies in Franklin Templeton
Investments.
------------------------------------------------------------------------------------------------------------------------------------
JIMMY D. GAMBILL (1947)          Senior Vice     Since 2002         Not Applicable             Not Applicable
500 East Broward Blvd.           President and
Suite 2100                       Chief
Fort Lauderdale, FL 33394-3091   Executive
                                 Officer -
                                 Finance and
                                 Administration
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
President, Franklin Templeton Services, LLC; Senior Vice President, Templeton Worldwide, Inc.; and officer of 47 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------
DAVID P. GOSS (1947)             Vice President  Since 2000         Not Applicable             Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Senior Associate General Counsel, Franklin Resources, Inc.; officer and director of one of the subsidiaries of Franklin Resources,
Inc.; officer of 47 of the investment companies in Franklin Templeton Investments; and FORMERLY, President, Chief Executive Officer
and Director, Property Resources Equity Trust (until 1999) and Franklin Select Realty Trust (until 2000).
------------------------------------------------------------------------------------------------------------------------------------


34 | Annual Report

------------------------------------------------------------------------------------------------------------------------------------
                                                                    NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                              LENGTH OF          FUND COMPLEX OVERSEEN
AND ADDRESS                      POSITION        TIME SERVED        BY BOARD MEMBER*           OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
BARBARA J. GREEN (1947)          Vice President  Since 2000         Not Applicable             Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice President, Deputy General Counsel and Secretary, Franklin Resources, Inc.; Secretary and Senior Vice President, Templeton
Worldwide, Inc.; Secretary, Franklin Advisers, Inc., Franklin Advisory Services, LLC, Franklin Investment Advisory Services, LLC,
Franklin Mutual Advisers, LLC, Franklin Templeton Alternative Strategies, Inc., Franklin Templeton Investor Services, LLC, Franklin
Templeton Services, LLC, Franklin Templeton Distributors, Inc., Templeton Investment Counsel, LLC, and Templeton/Franklin Investment
Services, Inc.; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 47 of the investment companies in
Franklin Templeton Investments; and FORMERLY, Deputy Director, Division of Investment Management, Executive Assistant and Senior
Advisor to the Chairman, Counselor to the Chairman, Special Counsel and Attorney Fellow, U.S. Securities and Exchange Commission
(1986-1995); Attorney, Rogers & Wells (until 1986); and Judicial Clerk, U.S. District Court (District of Massachusetts) (until
1979).
------------------------------------------------------------------------------------------------------------------------------------
RUPERT H. JOHNSON, JR. (1940)    Vice President  Since 1996         Not Applicable             Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Vice President and Director, Franklin
Templeton Distributors, Inc.; Director, Franklin Advisers, Inc.; Senior Vice President, Franklin Advisory Services, LLC; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 45 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------
JOHN R. KAY (1940)               Vice President  Since 1994         Not Applicable             Not Applicable
500 East Broward Blvd.
Suite 2100
Fort Lauderdale, FL 33394-3091
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice President, Templeton Worldwide, Inc.; Assistant Vice President, Franklin Templeton Distributors, Inc.; Senior Vice President,
Franklin Templeton Services, LLC; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 32 of the investment companies in Franklin Templeton Investments; and FORMERLY, Vice President and Controller, Keystone Group, Inc.
------------------------------------------------------------------------------------------------------------------------------------
MICHAEL O. MAGDOL (1937)         Vice President  Since 2002         Not Applicable             Not Applicable
600 Fifth Avenue                 - AML
Rockefeller Center               Compliance
New York, NY 10020-2302
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice Chairman, Chief Banking Officer and Director, Fiduciary Trust Company International; Director, Franklin Templeton Institutional
Suisse S.A., Arch Chemicals, Inc. and Lingnan Foundation; and officer and/or director, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 45 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------


                                                              Annual Report | 35

------------------------------------------------------------------------------------------------------------------------------------
                                                                    NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                              LENGTH OF          FUND COMPLEX OVERSEEN
AND ADDRESS                     POSITION         TIME SERVED        BY BOARD MEMBER*           OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
MARK MOBIUS (1936)               Vice President  Since 1993         Not Applicable             Not Applicable
17th Floor,
The Chater House
8 Connaught Road
Central Hong Kong
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Portfolio Manager of various Templeton advisory affiliates; Managing Director, Templeton Asset Management Ltd.; Executive Vice
President and Director, Templeton Global Advisors Limited; and officer and/or director, as the case may be, of some of the subsidiaries of Franklin Resources, Inc. and of six of the investment companies in Franklin Templeton Investments; and FORMERLY,
President, International Investment Trust Company Limited (investment manager of Taiwan R.O.C. Fund) (1986-1987); and Director,
Vickers da Costa, Hong Kong (1983-1986).
------------------------------------------------------------------------------------------------------------------------------------
GARY P. MOTYL (1952)             President and   Since October      Not Applicable             Not Applicable
500 East Broward Blvd.           Chief           2005
Suite 2100                       Executive
Fort Lauderdale, FL 33394-3091   Officer -
                                 Investment
                                 Management
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
President, Templeton Investment Counsel, LLC; and officer and/or director of other subsidiaries of Franklin Resources, Inc.
------------------------------------------------------------------------------------------------------------------------------------
ROBERT C. ROSSELOT (1960)        Secretary       Since 2004         Not Applicable             Not Applicable
500 East Broward Blvd.
Suite 2100
Fort Lauderdale, FL 33394-3091
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Associate General Counsel and Assistant Secretary, Franklin Resources, Inc.; Vice President and Assistant Secretary, Templeton
Investment Counsel, LLC and Fiduciary Trust International of the South; officer of 14 of the investment companies in Franklin
Templeton Investments; and FORMERLY, Assistant General Counsel, The Prudential Insurance Company of America (1997-2001).
------------------------------------------------------------------------------------------------------------------------------------
GREGORY R. SEWARD (1956)         Treasurer       Since 2004         Not Applicable             Not Applicable
500 East Broward Blvd.
Suite 2100
Fort Lauderdale, FL 33394-3091
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice President, Franklin Templeton Services, LLC; officer of 16 of the investment companies in Franklin Templeton Investments; and
FORMERLY, Vice President, JPMorgan Chase (2000-2004) and American General Financial Group (1991-2000).
------------------------------------------------------------------------------------------------------------------------------------


36 | Annual Report

------------------------------------------------------------------------------------------------------------------------------------
                                                                    NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                              LENGTH OF          FUND COMPLEX OVERSEEN
AND ADDRESS                      POSITION        TIME SERVED        BY BOARD MEMBER*           OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
CRAIG S. TYLE (1960)             Vice President  Since October      Not Applicable             Not Applicable
One Franklin Parkway                             2005
San Mateo, CA 94403-1906
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
General Counsel and Executive Vice President, Franklin Resources, Inc.; officer of 47 of the investment companies in Franklin
Templeton Investments; and FORMERLY, Partner, Shearman & Sterling, LLP (2004-2005); and General Counsel, Investment Company
Institute (ICI) (1997-2004).
------------------------------------------------------------------------------------------------------------------------------------
GALEN G. VETTER (1951)           Chief           Since 2004         Not Applicable             Not Applicable
500 East Broward Blvd.           Financial
Suite 2100                       Officer and
Fort Lauderdale, FL 33394-3091   Chief
                                 Accounting
                                 Officer
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Senior Vice President, Franklin Templeton Services, LLC; officer of 47 of the investment companies in Franklin Templeton
Investments; and FORMERLY, Managing Director, RSM McGladrey, Inc. (1999-2004); and Partner, McGladrey & Pullen, LLP (1979-1987 and
1991-2004).
------------------------------------------------------------------------------------------------------------------------------------

* We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton Investments fund complex. These portfolios have a common investment adviser or affiliated investment advisers.

** Charles B. Johnson is considered to be an interested person of TIFI under the federal securities laws due to his position as officer and director and major shareholder of Franklin Resources, Inc. (Resources), which is the parent company of TIFI'S advisers and distributor. Nicholas F. Brady is considered to be an interested person of TIFI under the federal securities laws due to his ownership interest in a subsidiary of Resources, as well as his director positions with such company and certain other related companies.

Note: Charles B. Johnson and Rupert H. Johnson, Jr. are brothers.

THE SARBANES-OXLEY ACT OF 2002 AND RULES ADOPTED BY THE U.S. SECURITIES AND EXCHANGE COMMISSION REQUIRE THE FUND TO DISCLOSE WHETHER THE FUND'S AUDIT COMMITTEE INCLUDES AT LEAST ONE MEMBER WHO IS AN AUDIT COMMITTEE FINANCIAL EXPERT WITHIN THE MEANING OF SUCH ACT AND RULES. THE FUND'S BOARD OF DIRECTORS HAS DETERMINED THAT THERE IS AT LEAST ONE SUCH FINANCIAL EXPERT ON THE AUDIT COMMITTEE AND HAS DESIGNATED EACH OF FRANK A. OLSON AND DAVID W. NIEMIEC AS AN AUDIT COMMITTEE FINANCIAL EXPERT. THE BOARD BELIEVES THAT MESSRS. OLSON AND NIEMIEC QUALIFY AS SUCH AN EXPERT IN VIEW OF THEIR EXTENSIVE BUSINESS BACKGROUND AND EXPERIENCE. MR. OLSON HAS SERVED AS A MEMBER OF THE FUND AUDIT COMMITTEE SINCE 2003. HE CURRENTLY SERVES AS CHAIRMAN EMERITUS OF THE HERTZ CORPORATION AND WAS FORMERLY ITS CHAIRMAN OF THE BOARD FROM 1980 TO 2000 AND ITS CHIEF EXECUTIVE OFFICER FROM 1977 TO 1999. MR. OLSON IS ALSO A DIRECTOR AND AUDIT COMMITTEE MEMBER OF AMERADA HESS CORPORATION AND WHITE MOUNTAINS INSURANCE GROUP, LTD., AND A FORMER CHAIRMAN, PRESIDENT AND CHIEF EXECUTIVE OFFICER OF UAL CORPORATION. MR. NIEMIEC HAS SERVED AS A MEMBER OF THE FUND AUDIT COMMITTEE SINCE 2005, CURRENTLY SERVES AS AN ADVISOR TO SARATOGA PARTNERS AND WAS FORMERLY ITS MANAGING DIRECTOR FROM 1998 TO 2001. MR. NIEMIEC IS A DIRECTOR OF EMERITUS CORPORATION AND VARIOUS PRIVATE COMPANIES, AND WAS FORMERLY MANAGING DIRECTOR OF SBC WARBURG DILLON READ FROM 1997 TO 1998, AND WAS VICE CHAIRMAN FROM 1991 TO 1997 AND CHIEF FINANCIAL OFFICER FROM 1982 TO 1997 OF DILLON, READ & CO. INC. AS A RESULT OF SUCH BACKGROUND AND EXPERIENCE, THE BOARD OF DIRECTORS BELIEVES THAT MR. OLSON AND MR. NIEMIEC HAVE EACH ACQUIRED AN UNDERSTANDING OF GENERALLY ACCEPTED ACCOUNTING PRINCIPLES AND FINANCIAL STATEMENTS, THE GENERAL APPLICATION OF SUCH PRINCIPLES IN CONNECTION WITH THE ACCOUNTING ESTIMATES, ACCRUALS AND RESERVES, AND ANALYZING AND EVALUATING FINANCIAL STATEMENTS THAT PRESENT A BREADTH AND LEVEL OF COMPLEXITY OF ACCOUNTING ISSUES GENERALLY COMPARABLE TO THOSE OF THE FUND, AS WELL AS AN UNDERSTANDING OF INTERNAL CONTROLS AND PROCEDURES FOR FINANCIAL REPORTING AND AN UNDERSTANDING OF AUDIT COMMITTEE FUNCTIONS. MESSRS. OLSON AND NIEMIEC ARE INDEPENDENT DIRECTORS AS THAT TERM IS DEFINED UNDER THE APPLICABLE U.S. SECURITIES AND EXCHANGE COMMISSION RULES AND RELEASES.

THE STATEMENT OF ADDITIONAL INFORMATION (SAI) INCLUDES ADDITIONAL INFORMATION ABOUT THE BOARD MEMBERS AND IS AVAILABLE, WITHOUT CHARGE, UPON REQUEST. SHAREHOLDERS MAY CALL FRANKLIN TEMPLETON INSTITUTIONAL SERVICES AT 1-800/321-8563 TO REQUEST THE SAI.


                                                              Annual Report | 37

TEMPLETON INSTITUTIONAL FUNDS, INC.

SHAREHOLDER INFORMATION

FOREIGN EQUITY SERIES

PROXY VOTING POLICIES AND PROCEDURES

The Fund has established Proxy Voting Policies and Procedures ("Policies") that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund's complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at 1-954/847-2268 or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group. Copies of the Fund's proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission's website at sec.gov and reflect the most recent 12-month period ended June 30.

QUARTERLY STATEMENT OF INVESTMENTS

The Fund files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's website at sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800/SEC-0330.


38| Annual Report

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

                       This page intentionally left blank.

       [LOGO](R)
FRANKLIN(R) TEMPLETON(R)       FRANKLIN TEMPLETON INSTITUTIONAL
     INSTITUTIONAL             600 Fifth Avenue
                               New York, NY 10020

ANNUAL REPORT

TEMPLETON INSTITUTIONAL FUNDS, INC.
FOREIGN EQUITY SERIES

INVESTMENT MANAGER

Templeton Investment Counsel, LLC

DISTRIBUTOR

Franklin Templeton Distributors, Inc.
One Franklin Parkway
San Mateo, CA 94403-1906

FRANKLIN TEMPLETON INSTITUTIONAL SERVICES

1-800/321-8563
franklintempletoninstitutional.com

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a fund's investment goals, risks, charges, and expenses before investing. Like any investment in securities, the value of the Fund's portfolio will be subject to the risk of loss from market, currency, economic, political, and other factors. The Fund and its investors are not protected from such losses by the Investment Manager. Therefore, investors who cannot accept this risk should not invest in shares of the Fund. The prospectus contains this and other information; please read it carefully before investing.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded, and accessed. These calls can be identified by the presence of a regular beeping tone.

ZT454 A2005 02/06





EMERGING MARKETS SERIES


                                                  ANNUAL REPORT      12 31 2005
--------------------------------------------------------------------------------

THE EXPERTISE OF MANY. THE STRENGTH OF ONE.
--------------------------------------------------------------------------------

                                          --------------------------------------

                                             TEMPLETON INSTITUTIONAL FUNDS, INC.

                                          --------------------------------------

                                             Emerging Markets Series

                                    [LOGO](R)
                            FRANKLIN(R) TEMPLETON(R)
                                  INSTITUTIONAL

                        FRANKLIN o TEMPLETON o FIDUCIARY

CONTENTS

TIFI Emerging Markets Series .............................................     1

Performance Summary ......................................................     6

Your Fund's Expenses .....................................................     8

Financial Highlights and Statement of Investments ........................    10

Financial Statements .....................................................    17

Notes to Financial Statements ............................................    20

Report of Independent Registered Public Accounting Firm ..................    28

Tax Designation ..........................................................    29

Board Members and Officers ...............................................    32

Shareholder Information ..................................................    39

--------------------------------------------------------------------------------

ANNUAL REPORT

TIFI EMERGING MARKETS SERIES

YOUR FUND'S GOAL AND MAIN INVESTMENTS: TIFI Emerging Markets Series seeks long-term capital growth. Under normal market conditions, the Fund invests at least 80% of its net assets in securities issued by emerging market companies.

--------------------------------------------------------------------------------
PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT FRANKLINTEMPLETONINSTITUTIONAL.COM OR CALL 1-800/321-8563 FOR MOST RECENT MONTH-END PERFORMANCE.
--------------------------------------------------------------------------------

This annual report for Templeton Institutional Funds, Inc. (TIFI) Emerging Markets Series (the Fund) covers the fiscal year ended December 31, 2005.

PERFORMANCE OVERVIEW

TIFI Emerging Markets Series posted a +28.09% cumulative total return for the 12 months ended December 31, 2005. The Fund underperformed the Standard & Poor's/International Finance Corporation Investable (S&P/IFCI) Composite Index and the Morgan Stanley Capital International (MSCI) Emerging Markets (EM) Index, which returned +35.19% and +34.54% during the same period.(1)

ECONOMIC AND MARKET OVERVIEW

During the year under review, most Asian economies recorded robust growth, particularly those of China and India, which attracted new investment. China had a record year with new equity issuance, while India experienced record foreign fund inflows in 2005. In Latin America, market sentiment was

(1) Source: Standard & Poor's Micropal. The S&P/IFCI Composite Index is a free float-adjusted, market capitalization-weighted index designed to measure equity performance in global emerging markets. The MSCI EM Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global emerging markets. The indexes are unmanaged and include reinvested dividends. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 11.


                                                               Annual Report | 1

GEOGRAPHIC BREAKDOWN
Based on Total Net Assets as of 12/31/05

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

         Asia .................................................   60.1%
         Europe ...............................................   16.0%
         Latin America ........................................   14.2%
         Middle East & Africa .................................    9.1%
         North America ........................................    0.4%
         Short-Term Investments & Other Net Assets ............    0.2%

positive as the region's risk profile improved, economies' financial positions improved, and governments reduced interest rates in light of subdued inflation and sustained economic recovery.

Eastern Europe experienced greater integration with Western Europe, implemented reforms, and had benign inflation and falling interest rates, which contributed to a favorable investment environment. Russia's market was one of the strongest emerging markets performers as the MSCI Russia Index returned +73.77% in 2005.(2) High commodity prices, especially for oil, provided a boost to the Russian economy. In Turkey, European Union accession talks, robust gross domestic product growth, implementation of key reforms, and International Monetary Fund support provided investors with reasons to remain confident.

In this environment, emerging markets had another strong year in 2005, as measured by the MSCI EM Index. Latin America and Eastern Europe led emerging markets performance, while emerging Asian markets, although experiencing double-digit returns, lagged the overall index. Rising U.S. interest rates seemed to lead investors to adopt a more cautious stance toward investing in Asia. However, in fourth quarter 2005, Asian markets experienced higher returns relative to Latin American and Eastern European markets largely due to the U.S. Federal Reserve Board's signaling a possible halt to raising interest rates in the near future. High commodity prices and market stability allowed South Africa's stock prices to continue their upward trend during the year, while positive developments in Turkey led the country's equity market to end 2005 up significantly.

INVESTMENT STRATEGY

Our investment strategy employs a bottom-up, value-oriented, long-term approach. We focus on the market price of a company's securities relative to our evaluation of the company's long-term earnings, asset value and cash flow potential. As we look for investments, we focus on specific companies and undertake in-depth research to construct an "action list" from which we make our buy decisions. Before we make a purchase, we generally look at the company's price/earnings ratio, profit margins and liquidation value. During our analysis, we also consider the company's position in its sector, the economic framework and political environment.

(2) Source: Standard & Poor's Micropal. The MSCI Russia Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in Russia.


2 | Annual Report

MANAGER'S DISCUSSION

In terms of performance relative to the MSCI EM Index, the Fund benefited from underweighted exposure to and stock selection in Taiwan and Malaysia. The Fund's exposure to South Korea, which was roughly in line with the index, also helped performance due to the Fund's overweighted positions in strong performing stocks such as Hyundai Development, Samsung Heavy Industries, and Daewoo Shipbuilding & Marine Engineering. On the other hand, the Fund's underweighted exposure to Mexico and Russia hindered results relative to the index. The Fund's U.K. holdings underperformed the index during the period, thus hurting relative performance. However, we believed those companies were well positioned in their respective areas to benefit from growing demand for financial and banking services in emerging markets.

At the sector level, stock selection in the capital goods sector benefited performance relative to the MSCI EM Index.(3) We benefited from stock selection among banks, as well as underweighted allocations to the insurance and technology hardware and equipment sectors, which underperformed the overall index.(4) In contrast, the Fund's overweighted exposure to Taiwan Mobile hurt relative performance. In addition, our lack of holdings in America Movil and Orascom Telecom hindered the Fund's relative results. We did not own those two stocks due to expensive valuations and the availability of what we considered more attractively valued telecommunications stocks in other markets. Similarly, our stock selection and underweighted position in energy sector stocks and our stock selection in the food, beverage and tobacco sector hindered performance during the period.(5)

During the year under review, the Fund's exposure to Asia increased as we found stocks trading at what we considered attractive valuations. We made the largest purchases in Taiwan, Thailand and China H shares (Hong Kong-listed companies), while also adding significant investments in Malaysia and Indonesia. Key purchases included initiating positions in Maxis Communications, one of Malaysia's prominent integrated telecommunication services providers, and China Construction Bank, a major commercial bank in China. We also added to existing positions in PetroChina, a dominant participant in China's oil and gas sector; Mega Financial Holding, a leading financial holding company in Taiwan; and Kasikornbank, one of Thailand's

TOP 10 COUNTRIES
12/31/05

--------------------------------------------------------------------------------
                                                                     % OF TOTAL
                                                                     NET ASSETS
--------------------------------------------------------------------------------
South Korea                                                               20.5%
--------------------------------------------------------------------------------
Taiwan                                                                    13.6%
--------------------------------------------------------------------------------
Brazil                                                                     9.7%
--------------------------------------------------------------------------------
China                                                                      9.6%
--------------------------------------------------------------------------------
South Africa                                                               9.1%
--------------------------------------------------------------------------------
Mexico                                                                     4.2%
--------------------------------------------------------------------------------
Singapore                                                                  4.1%
--------------------------------------------------------------------------------
Russia                                                                     4.0%
--------------------------------------------------------------------------------
Thailand                                                                   3.4%
--------------------------------------------------------------------------------
India                                                                      3.1%
--------------------------------------------------------------------------------

(3) The capital goods sector comprises aerospace and defense, building products, construction and engineering, electrical equipment, industrial conglomerates, and machinery in the SOI.

(4) The bank sector comprises commercial banks in the SOI. The technology hardware and equipment sector comprises communications equipment, computers and peripherals, and electronic equipment and instruments in the SOI.

(5) The food, beverage and tobacco sector comprises beverages, food products and tobacco in the SOI.


                                                               Annual Report | 3

TOP 10 EQUITY HOLDINGS
12/31/05

--------------------------------------------------------------------------------
COMPANY                                                              % OF TOTAL
SECTOR/INDUSTRY, COUNTRY                                             NET ASSETS
--------------------------------------------------------------------------------
Samsung Electronics Co. Ltd.                                               4.3%
   SEMICONDUCTORS & SEMICONDUCTOR
   EQUIPMENT, SOUTH KOREA
--------------------------------------------------------------------------------
Petroleo Brasileiro SA, ADR, pfd.                                          2.7%
   OIL, GAS & CONSUMABLE FUELS, BRAZIL
--------------------------------------------------------------------------------
China Mobile (Hong Kong) Ltd.                                              2.5%
   WIRELESS TELECOMMUNICATION
   SERVICES, CHINA
--------------------------------------------------------------------------------
Remgro Ltd.                                                                2.2%
   DIVERSIFIED FINANCIAL SERVICES,
   SOUTH AFRICA
--------------------------------------------------------------------------------
PetroChina Co. Ltd., H,
common & restricted                                                        2.2%
   OIL, GAS & CONSUMABLE FUELS, CHINA
--------------------------------------------------------------------------------
Anglo American PLC                                                         2.0%
   METALS & MINING, SOUTH AFRICA
--------------------------------------------------------------------------------
Banco Bradesco SA, ADR, pfd.                                               2.0%
   COMMERCIAL BANKS, BRAZIL
--------------------------------------------------------------------------------
Kimberly Clark de Mexico SA de CV, A                                       2.0%
   HOUSEHOLD PRODUCTS, MEXICO
--------------------------------------------------------------------------------
Companhia Vale do Rio Doce,
ADR, pfd., A                                                               1.7%
   METALS & MINING, BRAZIL
--------------------------------------------------------------------------------
Daewoo Shipbuilding &
Marine Engineering Co. Ltd.                                                1.6%
   MACHINERY, SOUTH KOREA
--------------------------------------------------------------------------------

largest banks. Conversely, we reduced exposure to Singapore and Hong Kong as we sold some shares as selective stocks reached our sale price targets.

In Latin America, we increased our allocations to Brazil and Mexico, while eliminating exposure to Argentina via the sale of Tenaris. Brazil and Mexico benefited from greater investor interest and fund inflows during 2005. Significant purchases included adding to Petroleo Brasileiro (Petrobras), Brazil's national oil and gas company with activities in the exploration, production, refining, transportation and distribution of oil and its byproducts; Companhia Vale do Rio Doce, a Brazilian producer of iron ore that is among the world's largest; and Telefonos de Mexico, Mexico's nationwide provider of fixed-line telephone services and the leading Internet and local and long-distance services provider. We also initiated exposure to Panama during the period.

The Fund's largest sales were in Europe as some stock valuations grew increasingly expensive due to the region's strong market performances. Significant sales included stocks from Austria, Belgium, Greece, Hungary and Poland. As we searched for undervalued stocks in the region, in line with our strategy, we made selective purchases in Russia, Finland and the U.K. Key purchases included initiating positions in Mining and Metallurgical Co. Norilsk Nickel, one of the world's largest precious metals companies; Mobile Telesystems, one of Eastern Europe's and Russia's largest mobile telecommunication services providers; and Nokian Renkaat, a well-known Finnish tire manufacturer with significant exposure to Russia's market. We also added to our positions in HSBC Holdings, one of the world's largest banking and financial services organizations; and Provident Financial, a consumer finance company with exposure to Central and Eastern Europe, as well as Latin America. In addition, we trimmed our South African holdings during the period as we realized profits on selective stocks.


4 | Annual Report

We thank you for your continued participation in the Fund and look forward to serving your future investment needs.

[PHOTO]    /s/ Mark Mobius

           Mark Mobius
           Managing Director
           Templeton Asset Management Ltd.

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF DECEMBER 31, 2005, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE INVESTMENT MANAGER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.


                                                               Annual Report | 5

PERFORMANCE SUMMARY AS OF 12/31/05

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table and graph do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund's dividends and capital gain distributions, if any, and any unrealized gains or losses on the sale of Fund shares.

PRICE AND DISTRIBUTION INFORMATION

--------------------------------------------------------------------------------
SYMBOL: TEEMX                                  CHANGE    12/31/05     12/31/04
--------------------------------------------------------------------------------
Net Asset Value (NAV)                          +$3.84   $    18.93   $   15.09
--------------------------------------------------------------------------------
DISTRIBUTIONS (1/1/05-12/31/05)
--------------------------------------------------------------------------------
Dividend Income                    $   0.3765
--------------------------------------------------------------------------------

PERFORMANCE(1)

--------------------------------------------------------------------------------
                                               1-YEAR       5-YEAR      10-YEAR
--------------------------------------------------------------------------------
Cumulative Total Return(2)                     +28.09%     +141.27%     +121.92%
--------------------------------------------------------------------------------
Average Annual Total Return(3)                 +28.09%      +19.26%       +8.30%
--------------------------------------------------------------------------------
Value of $1,000,000 Investment(4)          $1,280,944   $2,412,749   $2,219,224
--------------------------------------------------------------------------------

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN.

FOR MOST RECENT MONTH-END PERFORMANCE, PLEASE CALL 1-800/321-8563.


6 | Annual Report

TOTAL RETURN INDEX COMPARISON FOR HYPOTHETICAL $1,000,000 INVESTMENT(1)

Total return represents the change in value of an investment over the periods shown. It includes any Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.

1/1/96-12/31/05
$ Millions

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                  TIFI Emerging        S&P/IFCI              MSCI EM
Inception Date   Markets Series    Composite Index(5)        Index(5)
--------------   --------------   -------------------   -----------------
   12/01/95        1000000.00          1000000.00           1000000.00
   01/01/96        1095813.90          1083786.00           1071081.76
   02/01/96        1078099.20          1059721.42           1054052.05
   03/01/96        1091155.73          1075198.01           1062261.80
   04/01/96        1120066.42          1118562.80           1104733.79
   05/01/96        1138718.60          1108730.62           1099800.88
   06/01/96        1140583.83          1121900.89           1106668.50
   07/01/96        1088357.61          1048189.85           1031034.78
   08/01/96        1110740.32          1080690.68           1057425.90
   09/01/96        1131258.00          1096652.81           1066586.24
   10/01/96        1128460.08          1073104.12           1038140.49
   11/01/96        1164831.92          1088944.86           1055535.27
   12/01/96        1188631.11          1093709.22           1060309.45
   01/01/97        1276465.48          1170970.78           1132632.82
   02/01/97        1325117.95          1228325.19           1181138.22
   03/01/97        1298309.17          1197554.09           1150112.26
   04/01/97        1310756.02          1177222.10           1152143.97
   05/01/97        1372990.78          1217248.81           1185118.75
   06/01/97        1422778.34          1269808.52           1248542.79
   07/01/97        1487885.55          1282068.40           1267180.94
   08/01/97        1355756.77          1118380.72           1105933.06
   09/01/97        1418948.71          1154796.22           1136576.32
   10/01/97        1154691.35           965314.24            950078.39
   11/01/97        1069477.84           920371.44            915412.28
   12/01/97        1054073.85           932540.28            937471.89
   01/01/98         968691.10           871392.59            863945.72
   02/01/98        1064238.99           960367.80            954120.66
   03/01/98        1106017.57           998027.49            995525.64
   04/01/98        1108058.17          1000728.31            984681.02
   05/01/98         951950.76           875883.83            849739.60
   06/01/98         860122.84           786119.62            760605.21
   07/01/98         866244.77           817467.30            784721.23
   08/01/98         665243.41           587655.15            557827.12
   09/01/98         698913.68           615937.85            593212.81
   10/01/98         804005.86           686674.96            655679.19
   11/01/98         890732.32           738324.28            710210.95
   12/01/98         864014.53           727308.59            699918.34
   01/01/99         822425.45           710496.77            688625.75
   02/01/99         822425.25           723151.15            695324.06
   03/01/99         937388.56           806724.73            786961.05
   04/01/99        1120496.79           916729.89            884324.59
   05/01/99        1090325.63           900342.91            879180.05
   06/01/99        1196445.21           998513.03            978959.77
   07/01/99        1143385.66           984007.53            952365.84
   08/01/99        1102810.36           994628.71            961030.60
   09/01/99        1053912.27           966922.59            928507.31
   10/01/99        1084083.56           983370.25            948277.72
   11/01/99        1175637.46          1071768.88           1033304.59
   12/01/99        1352905.58          1215428.03           1164720.49
   01/01/00        1292077.46          1217157.77           1171662.18
   02/01/00        1245931.90          1215974.27           1187136.36
   03/01/00        1262251.30          1233757.17           1192929.92
   04/01/00        1153128.85          1106120.84           1079848.82
   05/01/00        1060794.51          1075319.39           1035205.79
   06/01/00        1139488.29          1105756.68           1071670.82
   07/01/00        1091222.61          1052590.05           1016555.29
   08/01/00        1112207.60          1056565.41           1021553.45
   09/01/00        1003085.25           962067.19            932355.57
   10/01/00         919144.82           884168.36            864757.00
   11/01/00         870878.91           806057.11            789147.97
   12/01/00         919790.34           829393.38            808200.58
   01/01/01        1023877.59           935908.72            919489.81
   02/01/01         943156.96           863806.03            847492.72
   03/01/01         855001.60           789397.02            764252.42
   04/01/01         899610.43           836130.25            802015.49
   05/01/01         931474.04           861439.02            811588.53
   06/01/01         927225.59           845841.05            794929.18
   07/01/01         873057.41           788031.44            744697.17
   08/01/01         876243.78           777319.21            737351.61
   09/01/01         766846.02           656814.25            623224.68
   10/01/01         790212.49           697538.92            661901.31
   11/01/01         838007.45           779261.37            731006.03
   12/01/01         873838.18           844080.96            789029.80
   01/01/02         919260.37           874214.79            815768.36
   02/01/02         918178.80           891087.31            829170.26
   03/01/02         973227.67           953175.74            879046.01
   04/01/02        1005740.76           962006.49            884751.39
   05/01/02         999238.28           946256.79            870654.61
   06/01/02         936379.53           877977.73            805336.42
   07/01/02         886525.92           822383.39            744079.90
   08/01/02         884358.29           833034.93            755543.56
   09/01/02         819331.78           740478.86            674033.39
   10/01/02         841007.25           788031.44            717769.91
   11/01/02         909284.98           842745.73            767176.54
   12/01/02         890922.10           810851.82            741686.64
   01/01/03         881022.88           811580.13            738457.41
   02/01/03         879923.19           787545.90            718526.51
   03/01/03         848077.13           758625.92            698152.94
   04/01/03         936418.51           836069.55            760338.90
   05/01/03         991631.85           894243.32            814930.63
   06/01/03        1024759.81           949594.88            861354.93
   07/01/03        1068930.72          1000637.27            915276.48
   08/01/03        1119727.02          1072831.00            976734.06
   09/01/03        1152855.08          1084544.65            983894.44
   10/01/03        1242300.76          1172639.82           1067621.50
   11/01/03        1267698.92          1187691.56           1080742.99
   12/01/03        1370621.66          1274299.76           1159090.95
   01/01/04        1414544.75          1317846.63           1200256.08
   02/01/04        1466351.32          1381361.33           1255623.81
   03/01/04        1464849.59          1407125.30           1271757.59
   04/01/04        1382338.72          1300731.34           1167782.17
   05/01/04        1365384.15          1283039.48           1144782.53
   06/01/04        1393641.45          1283100.17           1150011.73
   07/01/04        1372165.92          1256698.93           1129676.95
   08/01/04        1418507.47          1312869.84           1176965.44
   09/01/04        1491975.97          1388674.78           1244943.20
   10/01/04        1536057.25          1428822.87           1274768.13
   11/01/04        1653607.19          1552969.38           1392843.85
   12/01/04        1732489.96          1632567.60           1459897.46
   01/01/05        1719860.98          1636512.61           1464518.20
   02/01/05        1853040.94          1773890.09           1593115.81
   03/01/05        1764010.13          1663126.27           1488159.80
   04/01/05        1709784.04          1625861.07           1448495.53
   05/01/05        1777860.84          1686796.35           1499500.01
   06/01/05        1835547.43          1743665.22           1551255.80
   07/01/05        1939396.57          1864352.26           1661019.49
   08/01/05        1930179.89          1880041.27           1675971.63
   09/01/05        2085935.76          2055594.33           1832251.34
   10/01/05        1969404.43          1921676.33           1712538.95
   11/01/05        2121690.10          2077595.36           1854332.12
   12/01/05        2219224.13          2207113.16           1964180.46

AVERAGE ANNUAL TOTAL RETURN

--------------------------------------------------
                                         12/31/05
--------------------------------------------------
1-Year                                    +28.09%
--------------------------------------------------
5-Year                                    +19.26%
--------------------------------------------------
10-Year                                    +8.30%
--------------------------------------------------

ENDNOTES

THE FUND INVESTS IN FOREIGN SECURITIES, WHICH CAN INVOLVE EXPOSURE TO CURRENCY VOLATILITY AND POLITICAL, ECONOMIC AND REGULATORY UNCERTAINTY. EMERGING MARKETS INVOLVE HEIGHTENED RISKS RELATED TO THE SAME FACTORS, IN ADDITION TO THOSE ASSOCIATED WITH THEIR RELATIVELY SMALL SIZE AND LESSER LIQUIDITY. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.

(1) Past expense reductions by the Fund's manager and administrator increased the Fund's total returns. If the manager and administrator had not taken this action, the Fund's total returns would have been lower.

(2) Cumulative total return represents the change in value of an investment over the periods indicated.

(3) Average annual total return represents the average annual change in value of an investment over the periods indicated.

(4) These figures represent the value of a hypothetical $1,000,000 investment in the Fund over the periods indicated.

(5) Source: Standard & Poor's Micropal. The S&P/IFCI Composite Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global emerging markets. The MSCI EM Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global emerging markets.


                                                               Annual Report | 7

YOUR FUND'S EXPENSES

As a Fund shareholder, you can incur two types of costs:

o Transaction costs, including sales charges (loads) on Fund purchases and redemption fees; and

o Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

ACTUAL FUND EXPENSES

The first line (Actual) of the table below provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period, by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

1.    Divide your account value by $1,000.

      IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 / $1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period."

      IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) of the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the Fund's actual expense ratio and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.


8 | Annual Report

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES OR REDEMPTION FEES, IF APPLICABLE. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

-------------------------------------------------------------------------------------------------------
                                           BEGINNING ACCOUNT   ENDING ACCOUNT     EXPENSES PAID DURING
                                             VALUE 7/1/05      VALUE 12/31/05   PERIOD* 7/1/05-12/31/05
-------------------------------------------------------------------------------------------------------
Actual                                        $  1,000.00        $ 1,209.00             $  7.85
-------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)      $  1,000.00        $ 1,018.10             $  7.17
-------------------------------------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio of 1.41%, multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.


                                                               Annual Report | 9

TEMPLETON INSTITUTIONAL FUNDS, INC.

FINANCIAL HIGHLIGHTS

EMERGING MARKETS SERIES

                                                     ----------------------------------------------------------------------
                                                                           YEAR ENDED DECEMBER 31,
                                                        2005           2004          2003          2002          2001
                                                     ----------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year ...............   $    15.09     $    12.18     $     8.10    $     8.08    $     8.66
                                                     ----------------------------------------------------------------------
Income from investment operations:

   Net investment income(a) ......................         0.33           0.21           0.24          0.14          0.15

   Net realized and unrealized gains (losses) ....         3.89           2.97           4.10          0.02         (0.58)
                                                     ----------------------------------------------------------------------

Total from investment operations .................         4.22           3.18           4.34          0.16         (0.43)
                                                     ----------------------------------------------------------------------

Less distributions from net investment income ....        (0.38)         (0.27)         (0.26)        (0.14)        (0.15)
                                                     ----------------------------------------------------------------------

Redemption fees ..................................           --(b)          --(b)          --            --            --
                                                     ----------------------------------------------------------------------

Net asset value, end of year .....................   $    18.93     $    15.09     $    12.18    $     8.10    $     8.08
                                                     ======================================================================

Total return .....................................        28.09%         26.40%         53.84%         1.96%        (5.00)%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) ..................   $2,841,536     $2,063,532     $2,092,229    $1,234,595    $1,274,579

Ratios to average net assets:

   Expenses ......................................         1.42%          1.45%          1.46%         1.49%         1.45%

   Net investment income .........................         1.98%          1.62%          2.52%         1.67%         1.85%

Portfolio turnover rate ..........................        36.42%         52.07%         46.83%        53.36%        64.92%

(a)   Based on average daily shares outstanding.

(b)   Amount is less than $0.01 per share.


10 | See notes to financial statements. | Annual Report

TEMPLETON INSTITUTIONAL FUNDS, INC.

STATEMENT OF INVESTMENTS, DECEMBER 31, 2005

------------------------------------------------------------------------------------------------------------------------------------
        EMERGING MARKETS SERIES                                           INDUSTRY                    SHARES/RIGHTS       VALUE
------------------------------------------------------------------------------------------------------------------------------------
        COMMON STOCKS 92.1%
        AUSTRIA 0.4%
        Wienerberger AG ..............................               Building Products                        299,150  $ 11,970,227
                                                                                                                       -------------
        BRAZIL 2.0%
        Centrais Eletricas Brasileiras SA
          (Non Taxable) ..............................               Electric Utilities                   844,670,000    13,726,834
        Centrais Eletricas Brasileiras SA
          (Taxable) ..................................               Electric Utilities                   523,418,000     8,506,128
        Companhia de Bebidas das Americas (AmBev) ....                   Beverages                         32,034,000    10,302,172
        Embraer-Empresa Bras de Aeronautica SA .......              Aerospace & Defense                        71,958       553,925
        Souza Cruz SA (Non Taxable) ..................                    Tobacco                           1,975,316    24,498,210
                                                                                                                       -------------
                                                                                                                         57,587,269
                                                                                                                       -------------
        CHINA 9.6%
        Aluminum Corp. of China Ltd., H ..............                Metals & Mining                      35,070,000    26,685,883
        Anhui Conch Cement Co. Ltd., H ...............             Construction Materials                   8,854,000    10,905,277
    (a) China Construction Bank, H ...................                Commercial Banks                      1,920,000       668,588
(a),(b) China Construction Bank, H, 144A .............                Commercial Banks                     57,914,000    20,166,992
        China International Marine Containers
          (Group), Co. Ltd., B .......................                   Machinery                          3,331,900     2,685,751
        China Mobile (Hong Kong) Ltd. ................      Wireless Telecommunication Services            14,885,000    70,454,496
        China Resources Enterprise Ltd. ..............                  Distributors                       13,688,000    24,450,265
        China Travel International Investment
          Hong Kong Ltd. .............................         Hotels, Restaurants & Leisure               16,246,000     3,897,205
        Chongqing Changan Automobile
          Co. Ltd., B ................................                  Automobiles                         5,498,286     1,552,978
        Denway Motors Ltd. ...........................                  Automobiles                        46,005,000    15,278,337
        GOME Electrical Appliances Holdings Ltd. .....                Specialty Retail                      2,780,000     1,882,339
        Huadian Power International Corp. Ltd., H ....  Independent Power Producers & Energy Traders       20,920,000     5,342,206
        Huaneng Power International, Inc., H .........  Independent Power Producers & Energy Traders        6,300,000     4,143,855
        PetroChina Co. Ltd., H .......................          Oil, Gas & Consumable Fuels                58,852,000    48,197,971
    (b) PetroChina Co. Ltd., H, 144A .................          Oil, Gas & Consumable Fuels                16,358,000    13,396,697
        Shanghai Industrial Holdings Ltd. ............            Industrial Conglomerates                  7,249,000    15,098,870
        TCL Multimedia Technology Holdings Ltd. ......               Household Durables                     3,586,000       517,991
        Travelsky Technology Ltd., H .................                  IT Services                         7,810,000     7,201,963
                                                                                                                       -------------
                                                                                                                        272,527,664
                                                                                                                       -------------
        CROATIA 0.7%
        Pliva d.d., GDR, Reg S .......................                Pharmaceuticals                       1,453,900    18,944,317
                                                                                                                       -------------
        CZECH REPUBLIC 0.1%
        Philip Morris CR AS ..........................                    Tobacco                               2,043     1,517,429
                                                                                                                       -------------
        FINLAND 0.4%
        Nokian Renkaat OYJ ...........................                Auto Components                         800,670    10,094,850
                                                                                                                       -------------


                                                              Annual Report | 11

TEMPLETON INSTITUTIONAL FUNDS, INC.

------------------------------------------------------------------------------------------------------------------------------------
        EMERGING MARKETS SERIES                                           INDUSTRY                   SHARES/RIGHTS       VALUE
------------------------------------------------------------------------------------------------------------------------------------
        COMMON STOCKS (CONTINUED)
        HONG KONG 2.2%
        Cheung Kong (Holdings) Ltd. ..................                  Real Estate                        3,165,000   $ 32,471,900
        Cheung Kong Infrastructure
          Holdings Ltd. ..............................               Electric Utilities                    2,382,000      7,495,928
        Dairy Farm International Holdings Ltd. .......            Food & Staples Retailing                 3,187,519     11,538,819
        MTR Corp. Ltd. ...............................                  Road & Rail                        6,240,564     12,274,039
                                                                                                                       -------------
                                                                                                                         63,780,686
                                                                                                                       -------------
        HUNGARY 2.4%
        BorsodChem Rt. ...............................                   Chemicals                           508,584      5,482,229
        Gedeon Richter Ltd. ..........................                Pharmaceuticals                        105,988     19,032,339
        Magyar Telekom Ltd. ..........................     Diversified Telecommunication Services          4,927,393     22,053,992
        MOL Magyar Olaj-es Gazipari Rt. ..............          Oil, Gas & Consumable Fuels                  139,904     13,080,962
        OTP Bank .....................................                Commercial Banks                       300,355      9,807,252
                                                                                                                       -------------
                                                                                                                         69,456,774
                                                                                                                       -------------
        INDIA 3.1%
        Bharat Petroleum Corp. Ltd. ..................          Oil, Gas & Consumable Fuels                  126,496      1,220,682
        Gail India Ltd. ..............................                 Gas Utilities                       1,927,980     11,389,201
(a),(b) Himatsingka Seide Ltd., GDR, 144A ............        Textiles Apparel & Luxury Goods              1,664,000      4,762,368
        Hindalco Industries Inc. .....................                Metals & Mining                          8,000         25,496
        Hindustan Lever Ltd. .........................               Household Products                    5,945,800     26,065,319
        Hindustan Petroleum Corp. Ltd. ...............          Oil, Gas & Consumable Fuels                3,308,489     24,173,036
        Indian Oil Corp. Ltd. ........................          Oil, Gas & Consumable Fuels                  153,591      1,900,815
        National Aluminum Co. Ltd. ...................                Metals & Mining                        204,800      1,000,445
        Oil & Natural Gas Corp. Ltd. .................          Oil, Gas & Consumable Fuels                  214,000      5,588,161
        Ranbaxy Laboratories Ltd. ....................                Pharmaceuticals                         80,000        644,249
        Tata Tea Ltd. ................................                 Food Products                         517,712     10,911,705
                                                                                                                       -------------
                                                                                                                         87,681,477
                                                                                                                       -------------
        INDONESIA 0.5%
        PT Astra International Tbk ...................                  Automobiles                       10,347,000     10,736,460
        PT Bank Danamon Indonesia Tbk ................                Commercial Banks                     7,368,500      3,560,567
                                                                                                                       -------------
                                                                                                                         14,297,027
                                                                                                                       -------------
        MALAYSIA 1.9%
        Kuala Lumpur Kepong Bhd. .....................                 Food Products                       1,494,486      3,321,519
        Maxis Communications Bhd. ....................      Wireless Telecommunication Services            8,084,000     17,966,821
        Resorts World Bhd. ...........................         Hotels, Restaurants & Leisure               3,836,000     11,367,430
        Sime Darby Bhd. ..............................            Industrial Conglomerates                 7,259,300     11,812,328
        Tanjong PLC ..................................         Hotels, Restaurants & Leisure               1,197,200      4,593,041
        YTL Corp. Bhd. ...............................                Multi-Utilities                        175,293        248,133
        YTL Power International Bhd. .................                Water Utilities                      8,677,656      5,142,995
                                                                                                                       -------------
                                                                                                                         54,452,267
                                                                                                                       -------------
        MEXICO 4.2%
        Fomento Economico Mexicano SA de CV
          (FEMSA), ADR ...............................                   Beverages                           330,606     23,972,241
        Grupo Bimbo SA de CV, A ......................                 Food Products                       1,513,034      5,267,679
    (a) Grupo Televisa SA ............................                     Media                           1,156,366      4,624,376
        Kimberly Clark de Mexico SA de CV, A .........               Household Products                   15,955,381     57,050,527


12 | Annual Report

TEMPLETON INSTITUTIONAL FUNDS, INC.

------------------------------------------------------------------------------------------------------------------------------------
        EMERGING MARKETS SERIES                                           INDUSTRY                     SHARES/RIGHTS       VALUE
------------------------------------------------------------------------------------------------------------------------------------
        COMMON STOCKS (CONTINUED)
        MEXICO (CONTINUED)
        Telefonos de Mexico SA de CV
          (Telmex), L, ADR ...........................     Diversified Telecommunication Services          1,120,658   $ 27,657,840
                                                                                                                       -------------
                                                                                                                        118,572,663
                                                                                                                       -------------
        PANAMA 0.3%
        Banco Latinoamericano de Exportaciones
          SA, E ......................................                Commercial Banks                       470,100      8,602,830
                                                                                                                       -------------
        PHILIPPINES 1.2%
        San Miguel Corp., B ..........................                   Beverages                        20,989,098     35,028,006
                                                                                                                       -------------
        POLAND 1.7%
        Polski Koncern Naftowy Orlen SA ..............          Oil, Gas & Consumable Fuels                1,118,171     21,582,060
        Telekomunikacja Polska SA ....................     Diversified Telecommunication Services          3,653,893     26,320,177
                                                                                                                       -------------
                                                                                                                         47,902,237
                                                                                                                       -------------
        PORTUGAL 0.2%
    (a) Jeronimo Martins SGPS SA .....................            Food & Staples Retailing                   358,881      5,395,738
                                                                                                                       -------------
        RUSSIA 4.0%
        Lukoil Holdings, ADR .........................          Oil, Gas & Consumable Fuels                  712,520     42,323,688
        Mining and Metallurgical Co. Norilsk Nickel ..                Metals & Mining                        375,900     33,304,740
        Mobile Telesystems, ADR ......................      Wireless Telecommunication Services              575,600     20,146,000
    (b) Novolipetsk Steel, 144A ......................                Metals & Mining                      3,402,000      4,864,860
        Unified Energy Systems .......................               Electric Utilities                   33,176,500     14,066,836
                                                                                                                       -------------
                                                                                                                        114,706,124
                                                                                                                       -------------
        SINGAPORE 4.1%
        ComfortDelGro Corp. Ltd. .....................                  Road & Rail                       16,213,000     15,599,266
        DBS Group Holdings Ltd. ......................                Commercial Banks                       840,000      8,334,586
        Fraser and Neave Ltd. ........................            Industrial Conglomerates                 3,946,318     43,902,031
        Keppel Corp. Ltd. ............................            Industrial Conglomerates                 1,623,053     10,736,091
        Singapore Press Holdings Ltd. ................                     Media                           2,384,500      6,165,760
        Singapore Technologies Engineering Ltd. ......              Aerospace & Defense                    3,928,000      6,755,513
        Singapore Telecommunications Ltd. ............     Diversified Telecommunication Services         15,977,428     25,076,573
                                                                                                                       -------------
                                                                                                                        116,569,820
                                                                                                                       -------------
        SOUTH AFRICA 9.1%
        Anglo American PLC ...........................                Metals & Mining                      1,699,616     57,401,492
        Edgars Consolidated Stores Ltd. ..............                Specialty Retail                     1,314,350      7,303,445
    (a) Imperial Holdings Ltd. .......................            Air Freight & Logistics                    722,811     16,061,197
        JD Group Ltd. ................................                Specialty Retail                        96,519      1,169,211
        Nampak Ltd. ..................................             Containers & Packaging                  1,385,910      3,688,459
        Nedbank Group Ltd. ...........................                Commercial Banks                     2,166,957     34,246,654
    (b) Nedbank Group Ltd., 144A .....................                Commercial Banks                       254,187      4,017,179
        Old Mutual PLC ...............................                   Insurance                        14,449,770     40,957,024
        Remgro Ltd. ..................................         Diversified Financial Services              3,286,244     63,361,797
        SABMiller PLC ................................                   Beverages                           531,896      9,898,183
        Sappi Ltd. ...................................            Paper & Forest Products                  1,629,594     18,674,336
    (a) Steinhoff International Holdings Ltd. ........               Household Durables                      565,000      1,674,239
                                                                                                                       -------------
                                                                                                                        258,453,216
                                                                                                                       -------------


                                                              Annual Report | 13

TEMPLETON INSTITUTIONAL FUNDS, INC.

------------------------------------------------------------------------------------------------------------------------------------
        EMERGING MARKETS SERIES                                           INDUSTRY                   SHARES/RIGHTS       VALUE
------------------------------------------------------------------------------------------------------------------------------------
        COMMON STOCKS (CONTINUED)
        SOUTH KOREA 20.5%
        CJ Corp. .....................................                 Food Products                         387,490  $  40,191,271
    (a) Daewoo Shipbuilding & Marine
          Engineering Co. Ltd. .......................                   Machinery                         1,667,110     45,586,978
        Hana Financial Group Inc. ....................                Commercial Banks                       920,716     42,220,426
    (a) Hite Brewery Co. Ltd. ........................                   Beverages                           104,809     14,980,145
    (a) Hyundai Development Co. ......................           Construction & Engineering                  840,260     38,197,427
    (a) Kangwon Land Inc. ............................         Hotels, Restaurants & Leisure               1,762,897     35,957,850
        Korea Gas Corp. ..............................                 Gas Utilities                         325,370     10,705,723
    (a) LG Card Co. Ltd. .............................                Consumer Finance                       448,090     22,460,094
        LG Chem Ltd. .................................                   Chemicals                           461,590     26,114,769
    (a) LG Corp. .....................................            Industrial Conglomerates                   941,000     29,514,243
        LG Electronics Inc. ..........................               Household Durables                      258,740     22,933,481
        LG Household & Health Care Ltd. ..............               Household Products                       61,930      3,380,794
    (a) LG Petrochemical Co. Ltd. ....................                   Chemicals                           318,370      7,963,200
    (a) LG Philips LCD Co. Ltd. ......................       Electronic Equipment & Instruments              156,760      6,682,722
        POSCO ........................................                Metals & Mining                         79,400     15,919,404
        Samsung Electronics Co. Ltd. .................    Semiconductors & Semiconductor Equipment           187,210    122,452,993
        Samsung Fine Chemicals Co. Ltd. ..............                   Chemicals                           703,670     23,222,856
        Samsung Heavy Industries Co. Ltd. ............                   Machinery                           747,750     13,173,759
    (a) Shinhan Financial Group Co. Ltd. .............                Commercial Banks                       401,000     16,338,511
        SK Corp. .....................................          Oil, Gas & Consumable Fuels                  417,910     21,611,028
        SK Telecom Co. Ltd. ..........................      Wireless Telecommunication Services              131,819     23,681,627
                                                                                                                       -------------
                                                                                                                        583,289,301
                                                                                                                       -------------
        SWEDEN 0.8%
        Oriflame Cosmetics SA, SDR ...................               Personal Products                       781,400     22,520,999
                                                                                                                       -------------
        TAIWAN 13.6%
        Acer Inc. ....................................            Computers & Peripherals                  4,211,268     10,583,815
    (a) AU Optronics Corp. ...........................       Electronic Equipment & Instruments            1,594,000      2,379,358
        BenQ Corp. ...................................            Computers & Peripherals                  7,106,000      6,872,969
        Chinatrust Financial Holding Co. Ltd. ........                Commercial Banks                    13,734,059     10,877,965
        Chunghwa Telecom Co. Ltd. ....................     Diversified Telecommunication Services         12,123,000     20,976,540
        D-Link Corp. .................................            Communications Equipment                17,660,036     20,228,089
        Delta Electronics Inc. .......................       Electronic Equipment & Instruments            4,479,917      9,184,604
        Lite-On Technology Corp. .....................            Computers & Peripherals                 19,220,880     26,202,440
        MediaTek Inc. ................................    Semiconductors & Semiconductor Equipment         3,291,200     38,800,798
        Mega Financial Holding Co. Ltd. ..............                Commercial Banks                    54,408,032     35,386,395
        Premier Image Technology Corp. ...............          Leisure Equipment & Products              12,086,020     16,218,274
        President Chain Store Corp. ..................            Food & Staples Retailing                 7,844,010     16,440,007
        Realtek Semiconductor Corp. ..................    Semiconductors & Semiconductor Equipment        16,815,450     19,670,488
        Siliconware Precision Industries Co. Ltd. ....    Semiconductors & Semiconductor Equipment         7,831,237     10,985,895
        Sunplus Technology Co. Ltd. ..................    Semiconductors & Semiconductor Equipment        12,015,260     15,226,564
        Synnex Technology International Corp. ........       Electronic Equipment & Instruments            9,323,130     11,488,298
        Taiwan Mobile Co. Ltd. .......................      Wireless Telecommunication Services           40,388,878     35,311,739
        Taiwan Semiconductor
          Manufacturing Co. Ltd. .....................    Semiconductors & Semiconductor Equipment        21,058,056     40,093,476
        Uni-President Enterprises Corp. ..............                 Food Products                      54,962,180     26,119,447
        Yang Ming Marine Transport Corp. .............                     Marine                          2,764,000      1,797,676
        Yuanta Core Pacific Securities Co. ...........                Capital Markets                     17,572,704     12,232,077
                                                                                                                       -------------
                                                                                                                        387,076,914
                                                                                                                       -------------


14 | Annual Report

TEMPLETON INSTITUTIONAL FUNDS, INC.

------------------------------------------------------------------------------------------------------------------------------------
        EMERGING MARKETS SERIES                                           INDUSTRY                   SHARES/RIGHTS       VALUE
------------------------------------------------------------------------------------------------------------------------------------
        COMMON STOCKS (CONTINUED)
        THAILAND 3.4%
        Bangkok Bank Public Co. Ltd., fgn. ...........                Commercial Banks                     2,939,500  $   8,239,915
        BEC World Public Co. Ltd., fgn. ..............                     Media                           8,464,300      2,826,591
        Kasikornbank Public Co. Ltd., fgn. ...........                Commercial Banks                    13,333,200     24,375,137
        Land and House Public Co. Ltd., fgn. .........               Household Durables                   22,311,831      4,840,348
        Shin Corp. Public Co. Ltd., fgn. .............      Wireless Telecommunication Services           10,526,900     10,841,231
        Siam Cement Public Co. Ltd., fgn. ............             Construction Materials                  2,509,436     16,148,473
        Siam Commercial Bank
          Public Co. Ltd., fgn. ......................                Commercial Banks                     8,003,100     10,144,088
        Siam Makro Public Co. Ltd., fgn. .............            Food & Staples Retailing                   388,600        700,001
    (a) Thai Airways International
          Public Co. Ltd., fgn. ......................                    Airlines                         3,898,200      4,180,885
    (a) TMB Bank Public Co. Ltd., fgn. ...............                Commercial Banks                   126,962,200     13,307,434
    (a) True Corp. Public Co. Ltd., rts., 3/28/08 ....     Diversified Telecommunication Services          2,088,420             --
                                                                                                                      --------------
                                                                                                                         95,604,103
                                                                                                                      --------------
        TURKEY 3.1%
        Arcelik AS, Br. ..............................               Household Durables                    4,183,860     29,121,277
        KOC Holding AS ...............................            Industrial Conglomerates                 3,193,700     15,016,657
        Migros Turk TAS ..............................            Food & Staples Retailing                 1,410,402     13,681,056
    (a) Petkim Petrokimya Holding AS .................                   Chemicals                           452,300      2,629,067
        Tupras-Turkiye Petrol Rafineleri AS ..........          Oil, Gas & Consumable Fuels                  946,600     17,382,954
        Turkiye Is Bankasi, C ........................                Commercial Banks                     1,107,874      9,598,020
                                                                                                                      --------------
                                                                                                                         87,429,031
                                                                                                                      --------------
        UNITED KINGDOM 2.2%
        HSBC Holdings PLC ............................                Commercial Banks                     2,666,858     42,821,616
        Provident Financial PLC ......................                Consumer Finance                     2,168,230     20,423,563
                                                                                                                      --------------
                                                                                                                         63,245,179
                                                                                                                      --------------
        UNITED STATES 0.4%
        Avon Products Inc. ...........................               Personal Products                       376,000     10,734,800
                                                                                                                      --------------
        TOTAL COMMON STOCKS
          (COST $1,788,548,711) ......................                                                                2,617,440,948
                                                                                                                      --------------
        PREFERRED STOCKS 7.7%
        BRAZIL 7.7%
        Banco Bradesco SA, ADR, pfd. .................                Commercial Banks                     1,964,352     57,260,861
        Companhia Vale do Rio Doce, ADR, pfd., A .....                Metals & Mining                      1,364,350     49,457,687
        Klabin SA, pfd. ..............................             Containers & Packaging                     42,035         74,603
        Petroleo Brasileiro SA, ADR, pfd. ............          Oil, Gas & Consumable Fuels                1,202,535     77,407,178
        Suzano Bahia Sul Papel e
          Celulose SA, pfd., A .......................            Paper & Forest Products                    960,237      4,833,422
        Unibanco Uniao de Bancos
          Brasileiros SA, GDR, pfd. ..................                Commercial Banks                       228,000     14,493,960
        Usinas Siderurgicas de
          Minas Gerais SA, pfd., A ...................                Metals & Mining                        507,202     12,060,228
        Votorantim Celulose e Papel SA, ADR, pfd. ....            Paper & Forest Products                     59,500        731,255
                                                                                                                      --------------
        TOTAL PREFERRED STOCKS (COST $129,383,221) ...                                                                  216,319,194
                                                                                                                      --------------


                                                              Annual Report | 15

TEMPLETON INSTITUTIONAL FUNDS, INC.

------------------------------------------------------------------------------------------------------------------------------------
        EMERGING MARKETS SERIES                                           INDUSTRY                PRINCIPAL AMOUNT      VALUE
------------------------------------------------------------------------------------------------------------------------------------
        SHORT TERM INVESTMENTS (COST $20,915,713) 0.7%
        UNITED STATES 0.7%
    (c) U.S. Treasury Bills, 1/05/06 - 3/23/06 .......                  United States             $    21,030,000    $   20,920,733
                                                                                                                     ---------------
        TOTAL INVESTMENTS
          (COST $1,938,847,645) 100.5% ...............                                                                2,854,680,875
        OTHER ASSETS, LESS LIABILITIES (0.5)% ........                                                                  (13,144,422)
                                                                                                                     ---------------
        NET ASSETS 100.0% ............................                                                               $2,841,536,453
                                                                                                                     ===============

SELECTED PORTFOLIO ABBREVIATIONS

ADR - American Depository Receipt

GDR - Global Depository Receipt

SDR - Swedish Depository Receipt

(a)   Non-income producing.

(b) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund's Board of Directors. At December 31, 2005, the aggregate value of these securities was $47,208,096, representing 1.66% of net assets.

(c)   The security is traded on a discount basis with no stated coupon rate.


16 | See notes to financial statements. | Annual Report

TEMPLETON INSTITUTIONAL FUNDS, INC.

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2005

                                                                                  ---------------
                                                                                     EMERGING
                                                                                  MARKETS SERIES
                                                                                  ---------------
Assets:
   Investments in securities:
      Cost ....................................................................   $ 1,938,847,645
                                                                                  ---------------
      Value ...................................................................   $ 2,854,680,875
   Foreign currency, at value (cost $1,338,137) ...............................         1,309,122
   Receivables:
      Investment securities sold ..............................................         3,904,002
      Capital shares sold .....................................................         2,000,753
      Dividends ...............................................................         4,543,817
      Foreign income tax ......................................................         1,196,587
                                                                                  ---------------
         Total assets .........................................................     2,867,635,156
                                                                                  ===============
Liabilities:
   Payables:
      Investment securities purchased .........................................            16,217
      Capital shares redeemed .................................................        22,111,039
      Affiliates ..............................................................         3,102,348
   Deferred taxes .............................................................           172,369
   Funds advanced by custodian ................................................            41,310
   Accrued expenses and other liabilities .....................................           655,420
                                                                                  ---------------
         Total liabilities ....................................................        26,098,703
                                                                                  ---------------
            Net assets, at value ..............................................   $ 2,841,536,453
                                                                                  ===============
Net assets consist of:
   Paid-in capital ............................................................   $ 1,990,285,401
   Distributions in excess of net investment income ...........................       (35,986,193)
   Net unrealized appreciation (depreciation) .................................       915,630,626
   Accumulated net realized gain (loss) .......................................       (28,393,381)
                                                                                  ---------------
            Net assets, at value ..............................................   $ 2,841,536,453
                                                                                  ===============
Shares outstanding ............................................................       150,136,201
                                                                                  ===============
Net asset value per share(a) ..................................................   $         18.93
                                                                                  ===============

(a) Redemption price is equal to net asset value less contingent deferred sales charges, if applicable, and redemption fees retained by the Fund.


                         Annual Report | See notes to financial statements. | 17

TEMPLETON INSTITUTIONAL FUNDS, INC.

STATEMENT OF OPERATIONS
for the year ended December 31, 2005

                                                                                   --------------
                                                                                      EMERGING
                                                                                   MARKETS SERIES
                                                                                   --------------
Investment income:
      Dividends (net of foreign taxes of $6,069,643) ...........................   $   77,719,597
      Interest (net of foreign taxes of $191) ..................................        2,558,319
      Other income (Note 8) ....................................................          305,837
                                                                                   --------------
         Total investment income ...............................................       80,583,753
                                                                                   --------------
Expenses:
   Management fees (Note 3a) ...................................................       28,989,228
   Administrative fees (Note 3b) ...............................................        1,954,710
   Transfer agent fees (Note 3c) ...............................................           21,500
   Custodian fees (Note 4) .....................................................        2,342,842
   Reports to shareholders .....................................................           26,500
   Registration and filing fees ................................................          105,600
   Professional fees ...........................................................           96,393
   Directors' fees and expenses ................................................           43,600
   Other .......................................................................           60,300
                                                                                   --------------
      Total expenses ...........................................................       33,640,673
      Expense reductions (Note 4) ..............................................           (5,971)
                                                                                   --------------
         Net expenses ..........................................................       33,634,702
                                                                                   --------------
            Net investment income ..............................................       46,949,051
                                                                                   --------------
Realized and unrealized gains (losses):
   Net realized gain (loss) from:
      Investments (net of foreign taxes of $183,885) ...........................      329,182,608
      Foreign currency transactions ............................................       (2,597,244)
                                                                                   --------------
         Net realized gain (loss) ..............................................      326,585,364
   Net change in unrealized appreciation (depreciation) on:
      Investments ..............................................................      246,054,052
      Translation of assets and liabilities denominated in foreign currencies ..         (136,934)
   Change in deferred taxes on unrealized appreciation .........................          651,321
                                                                                   --------------
         Net change in unrealized appreciation (depreciation) ..................      246,568,439
                                                                                   --------------
Net realized and unrealized gain (loss) ........................................      573,153,803
                                                                                   --------------
Net increase (decrease) in net assets resulting from operations ................   $  620,102,854
                                                                                   ==============


18 | See notes to financial statements. | Annual Report

TEMPLETON INSTITUTIONAL FUNDS, INC.

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                              -----------------------------------
                                                                                                    EMERGING MARKETS SERIES
                                                                                                    YEAR ENDED DECEMBER 31,
                                                                                              -----------------------------------
                                                                                                    2005              2004
                                                                                              -----------------------------------
Increase (decrease) in net assets:
   Operations:
      Net investment income ...............................................................   $     46,949,051   $     31,730,390
      Net realized gain (loss) from investments and foreign currency transactions .........        326,585,364        272,225,999
      Net change in unrealized appreciation (depreciation) on investments, translation
         of assets and liabilities denominated in foreign currencies, and deferred taxes ..        246,568,439        151,684,428
                                                                                              -----------------------------------
         Net increase (decrease) in net assets resulting from operations ..................        620,102,854        455,640,817
                                                                                              -----------------------------------
Distributions to shareholders from net investment income ..................................        (55,791,328)       (39,319,998)
                                                                                              -----------------------------------
Capital share transactions (Note 2) .......................................................        213,692,478       (445,018,905)
                                                                                              -----------------------------------

Redemption fees ...........................................................................                712                913
                                                                                              -----------------------------------
         Net increase (decrease) in net assets ............................................        778,004,716        (28,697,173)
Net assets:
      Beginning of year ...................................................................      2,063,531,737      2,092,228,910
                                                                                              -----------------------------------
      End of year .........................................................................   $  2,841,536,453   $  2,063,531,737
                                                                                              ===================================
Distributions in excess of net investment income included in net assets:
      End of year .........................................................................   $    (35,986,193)  $    (24,856,992)
                                                                                              ===================================


                         Annual Report | See notes to financial statements. | 19

TEMPLETON INSTITUTIONAL FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS

EMERGING MARKETS SERIES

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Templeton Institutional Funds, Inc. (TIFI) is registered under the Investment Company Act of 1940 as an open-end investment company, consisting of four separate series. The Emerging Markets Series (the Fund) included in this report is diversified. The financial statements of the remaining funds in the series are presented separately.

The following summarizes the Fund's significant accounting policies.

A. SECURITY VALUATION

Securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market.

Government securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund may utilize independent pricing services, quotations from bond dealers, and information with respect to bond and note transactions, to assist in determining a current market value for each security. The Fund's pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, option adjusted spread models, prepayment projections, interest rate spreads and yield curves, to determine current value.

Foreign securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. If no sale is reported at that time, the foreign security will be valued within the range of the most recent quoted bid and ask prices. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the foreign security is determined.

The Fund has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into


20 | Annual Report

TEMPLETON INSTITUTIONAL FUNDS, INC.

EMERGING MARKETS SERIES

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

A. SECURITY VALUATION (CONTINUED)

question the availability (including the reliability) of the value of a portfolio security held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Fund's Board of Directors.

B. FOREIGN CURRENCY TRANSLATION

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Fund's Board of Directors.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments on the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

C. FOREIGN CURRENCY CONTRACTS

When the Fund purchases or sells foreign securities it may enter into foreign exchange contracts to minimize foreign exchange risk from the trade date to the settlement date of the transactions. A foreign exchange contract is an agreement between two parties to exchange different currencies at an agreed upon exchange rate on a specified date. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations.

The risks of these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the possible inability of the counterparties to fulfill their obligations under the contracts, which may be in excess of the amount reflected in the Statement of Assets and Liabilities.


                                                              Annual Report | 21

TEMPLETON INSTITUTIONAL FUNDS, INC.

EMERGING MARKETS SERIES

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

D. INCOME AND DEFERRED TAXES

No provision has been made for U.S. income taxes because the Fund's policy is to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute to shareholders substantially all of its taxable income and net realized gains.

The Fund is subject to a tax imposed on net realized gains on securities of certain foreign countries. The Fund records an estimated deferred tax liability for net unrealized gains on these securities in an amount that would be payable if the securities were disposed of on the valuation date.

Foreign securities held by the Fund may be subject to foreign taxation. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests.

E. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recognized as soon as the Fund is notified of the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with generally accepted accounting principles. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by TIFI are allocated among the Funds based on the ratio of net assets of each Fund to the combined net assets of TIFI. Fund specific expenses are charged directly to the fund that incurred the expense.

F. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.


22 | Annual Report

TEMPLETON INSTITUTIONAL FUNDS, INC.

EMERGING MARKETS SERIES

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

G. REDEMPTION FEES

A short term trading redemption fee will be imposed, with some exceptions, on any Fund shares that are redeemed or exchanged within seven calendar days following their purchase date. The redemption fee is 2% of the amount redeemed. Prior to March 1, 2005, the redemption fee was 1% of the amount redeemed. Such fees are retained by the Fund and accounted for as an addition to paid-in capital.

H. GUARANTEES AND INDEMNIFICATIONS

Under the Fund's organizational documents, its officers and directors are indemnified by the Fund against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

2. CAPITAL STOCK

At December 31, 2005, there were 1.14 billion shares authorized ($0.01 par value) for TIFI, of which 325 million have been classified as Fund shares. Transactions in the Fund's shares were as follows:

                                                     ----------------------------------------------------------
                                                                       YEAR ENDED DECEMBER 31,
                                                                2005                          2004
                                                     ----------------------------------------------------------
                                                        SHARES         AMOUNT          SHARES        AMOUNT
                                                     ----------------------------------------------------------
Shares sold ......................................    33,273,305   $ 537,595,503    38,933,946   $ 502,321,321
Shares issued in reinvestment of distributions ...     2,750,866      49,329,161     2,567,946      35,813,965
Shares redeemed ..................................   (22,672,825)   (373,232,186)  (76,560,769)   (983,154,191)
                                                     ----------------------------------------------------------
Net increase (decrease) ..........................    13,351,346   $ 213,692,478   (35,058,877)  $(445,018,905)
                                                     ==========================================================

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and directors of the Fund are also officers and/or directors of the following subsidiaries:

--------------------------------------------------------------------------------------------
SUBSIDIARY                                                            AFFILIATION
--------------------------------------------------------------------------------------------
Templeton Asset Management Ltd. (TAML)                                Investment manager
Franklin Templeton Services, LLC (FT Services)                        Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)                  Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)         Transfer agent


                                                              Annual Report | 23

TEMPLETON INSTITUTIONAL FUNDS, INC.

EMERGING MARKETS SERIES

3. TRANSACTIONS WITH AFFILIATES (CONTINUED)

A. MANAGEMENT FEES

The Fund pays an investment management fee to TAML based on the average daily net assets of the Fund as follows:

--------------------------------------------------------------------------
ANNUALIZED FEE RATE      NET ASSETS
--------------------------------------------------------------------------
      1.250%             Up to and including $1 billion
      1.200%             Over $1 billion, up to and including $5 billion
      1.150%             Over $5 billion, up to and including $10 billion
      1.100%             Over $10 billion, up to and including $15 billion
      1.050%             Over $15 billion, up to and including $20 billion
      1.000%             In excess of $20 billion

B. ADMINISTRATIVE FEES

The Fund pays its allocated share of an administrative fee to FT Services based on the aggregate average daily net assets of certain funds within TIFI as follows:

----------------------------------------------------------------------------
ANNUALIZED FEE RATE      NET ASSETS
----------------------------------------------------------------------------
      0.150%             Up to and including $200 million
      0.135%             Over $200 million, up to and including $700 million
      0.100%             Over $700 million, up to and including $1.2 billion
      0.075%             In excess of $1.2 billion

C. TRANSFER AGENT FEES

The Fund paid transfer agent fees of $21,500, of which $4,728 was retained by Investor Services.

4. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the year ended December 31, 2005, the custodian fees were reduced as noted in the Statement of Operations.

5. INCOME TAXES

At December 31, 2005, the Fund had tax basis capital losses of $25,624,201 expiring on December 31, 2010 which may be carried over to offset future capital gains, if any. During the year ended December 31, 2005, the Fund utilized $327,970,519 of capital loss carryforwards.


24 | Annual Report

TEMPLETON INSTITUTIONAL FUNDS, INC.

EMERGING MARKETS SERIES

5. INCOME TAXES (CONTINUED)

For tax purposes, realized currency losses occurring subsequent to October 31, may be deferred and treated as occurring on the first day of the following fiscal year. At December 31, 2005, the Fund deferred realized currency losses of $602,812.

The tax character of distributions paid during the years ended December 31, 2005 and 2004, was as follows:

                                                -------------------------
                                                   2005          2004
                                                -------------------------
Distributions paid from - ordinary income ...   $55,791,328   $39,319,998

Net investment income differs for financial statement and tax purposes primarily due to differing treatments of foreign currency transactions, passive foreign investment company shares and foreign taxes paid on net realized gains.

Net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatments of wash sales, foreign currency transactions and foreign taxes paid on net realized gains.

At December 31, 2005, the cost of investments, net unrealized appreciation (depreciation) and undistributed ordinary income for income tax purposes were as follows:

Cost of investments ..........................   $1,985,953,537
                                                 ==============
Unrealized appreciation ......................   $  889,427,359
Unrealized depreciation ......................      (20,700,021)
                                                 --------------
Net unrealized appreciation (depreciation) ...   $  868,727,338
                                                 ==============

Distributable earnings - ordinary income .....   $    8,953,331
                                                 ==============

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short term securities) for the year ended December 31, 2005, aggregated $1,030,525,159 and $833,406,915, respectively.


                                                              Annual Report | 25

TEMPLETON INSTITUTIONAL FUNDS, INC.

EMERGING MARKETS SERIES

7. CONCENTRATION OF RISK

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

8. REGULATORY MATTERS

As part of various investigations by a number of federal, state, and foreign regulators and governmental entities, relating to certain practices in the mutual fund industry, including late trading, market timing and marketing support payments to securities dealers who sell fund shares, Franklin Resources, Inc. and certain of its subsidiaries (collectively, the "Company"), entered into settlements with certain of those regulators.

Specifically, the Company entered into settlements with the Securities and Exchange Commission ("SEC") concerning market timing (the "August 2, 2004 SEC Order") and marketing support payments to securities dealers who sell fund shares (the "December 13, 2004 SEC Order") and with the California Attorney General's Office ("CAGO") concerning marketing support payments to securities dealers who sell fund shares (the "CAGO Settlement"). Under the terms of the settlements with the SEC and the CAGO, the Company retained an Independent Distribution Consultant ("IDC") to develop a plan for distribution of the respective settlement monies. The CAGO approved the distribution plan under the CAGO Settlement and, in accordance with the terms and conditions of that settlement, the monies were disbursed to the relevant funds and are recorded as other income in the current period. The SEC has not yet approved the distribution plan pertaining to the December 13, 2004 SEC Order. When approved, disbursements of settlement monies will be made promptly to the relevant funds, in accordance with the terms and conditions of that order. The IDC continues to develop the plan of distribution under the August 2, 2004 SEC Order that resolved the SEC's market timing investigation.

In addition, the Company, as well as most of the mutual funds within Franklin Templeton Investments and certain current or former officers, directors, and/or employees, have been named in private lawsuits (styled as shareholder class actions, or as derivative actions on behalf of either the named funds or Franklin Resources, Inc.) relating to the industry practices referenced above, as well as to allegedly excessive advisory fees, commissions, and/or 12b-1 fees. The lawsuits were filed in different courts throughout the country. Many of those suits are now pending in a multi-district litigation in the United States District Court for the District of Maryland.


26 | Annual Report

TEMPLETON INSTITUTIONAL FUNDS, INC.

EMERGING MARKETS SERIES

8. REGULATORY MATTERS (CONTINUED)

The Company and fund management strongly believe that the claims made in each of the private lawsuits referenced above are without merit and intends to defend against them vigorously. The Company cannot predict with certainty the eventual outcome of these lawsuits, nor whether they will have a material negative impact on the Company. If it is determined that the Company bears responsibility for any unlawful or inappropriate conduct that caused losses to the Fund, it is committed to making the Fund or its shareholders whole, as appropriate.


                                                              Annual Report | 27

TEMPLETON INSTITUTIONAL FUNDS, INC.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF DIRECTORS AND SHAREHOLDERS OF TEMPLETON INSTITUTIONAL FUNDS, INC. - EMERGING MARKETS SERIES:

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Emerging Markets Series (one of the funds constituting the Templeton Institutional Funds, Inc., hereafter referred to as the "Fund") at December 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2005 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP
San Francisco, California
February 10, 2006


28 | Annual Report

TEMPLETON INSTITUTIONAL FUNDS, INC.

TAX DESIGNATION (UNAUDITED)

EMERGING MARKET SERIES

Under Section 854(b)(2) of the Internal Revenue Code (Code), the Fund designates the maximum amount allowable but no less than $32,940,041 as qualified dividends for purposes of the maximum rate under Section 1(h)(11) of the Code for the fiscal year ended December 31, 2005. In January 2006, shareholders will receive Form 1099-DIV which will include their share of qualified dividends distributed during the calendar year 2005. Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their individual income tax returns.

Under Section 871(k)(1)(C) of the Code, the Fund designates the maximum amount allowable but no less than $2,556,795 as interest-related dividends for purposes of the tax imposed under Section 871(a)(1)(A) of the Code for the fiscal year ended December 31, 2005.

At December 31, 2005, more than 50% of the Fund's total assets were invested in securities of foreign issuers. In most instances, foreign taxes were withheld from dividends paid to the Fund on these investments. As shown in the table below, the Fund designates to shareholders the foreign source income and foreign taxes paid as allowed, pursuant to Section 853 of the Code. This designation will allow shareholders of record on December 15, 2005, to treat their proportionate share of foreign taxes paid by the Fund as having been paid directly by them. The shareholder shall consider these amounts as foreign taxes paid in the tax year in which they receive the Fund distribution.

The following table provides a detailed analysis, by country, of foreign tax paid, foreign source income and foreign qualified dividends as designated by the Fund to shareholders of record.


                                                              Annual Report | 29

TEMPLETON INSTITUTIONAL FUNDS, INC.

EMERGING MARKETS SERIES

Record Date: 12/15/2005

-----------------------------------------------------------------------
                      FOREIGN TAX      FOREIGN           FOREIGN
                         PAID       SOURCE INCOME   QUALIFIED DIVIDENDS
COUNTRY               PER SHARE       PER SHARE         PER SHARE
-----------------------------------------------------------------------
Austria ..........        0.0010         0.0039            0.0039
Belgium ..........        0.0003         0.0012            0.0012
Bermuda ..........        0.0000         0.0001            0.0000
Brazil ...........        0.0031         0.0422            0.0009
China ............        0.0000         0.0205            0.0083
Croatia ..........        0.0000         0.0022            0.0000
Greece ...........        0.0000         0.0009            0.0009
Hong Kong ........        0.0000         0.0191            0.0000
Hungary ..........        0.0011         0.0074            0.0073
India ............        0.0012         0.0087            0.0087
Indonesia ........        0.0001         0.0004            0.0004
Malaysia .........        0.0000         0.0050            0.0000
Mexico ...........        0.0000         0.0164            0.0164
Panama ...........        0.0000         0.0017            0.0017
Philippines ......        0.0009         0.0022            0.0022
Poland ...........        0.0013         0.0053            0.0053
Russia ...........        0.0015         0.0080            0.0080
Singapore ........        0.0000         0.0257            0.0000
South Africa .....        0.0010         0.0398            0.0075
South Korea ......        0.0115         0.0427            0.0425
Sweden ...........        0.0000         0.0021            0.0000
Taiwan ...........        0.0178         0.0649            0.0000
Thailand .........        0.0009         0.0052            0.0052
Turkey ...........        0.0000         0.0144            0.0144
United Kingdom ...        0.0000         0.0035            0.0000
                      =================================================
TOTAL ............     $  0.0417      $  0.3435         $  0.1348
                      =================================================

Foreign Tax Paid per Share (Column 1) is the amount per share available to you, as a tax credit (assuming you held your shares in the Fund for a minimum of 16 days during the 31-day period beginning 15 days before the ex-dividend date of the Fund's distribution to which the foreign taxes relate), or as a tax deduction.

Foreign Source Income per Share (Column 2) is the amount per share of income dividends paid to you that is attributable to foreign securities held by the Fund, plus any foreign taxes withheld on these dividends. The amounts reported include foreign source qualified dividends that have not been adjusted for the rate differential applicable to such dividend income.(1)


30 | Annual Report

TEMPLETON INSTITUTIONAL FUNDS, INC.

EMERGING MARKETS SERIES

Foreign Qualified Dividends per Share (Column 3) is the amount per share of foreign source qualified dividends the Fund paid to you, plus any foreign taxes withheld on these dividends. These amounts represent the portion of the Foreign Source Income reported to you in column 2 that were derived from qualified foreign securities held by the Fund.(1)

In January 2006, shareholders will receive Form 1099-DIV which will include their share of taxes paid and foreign source income distributed during the calendar year 2005. The Foreign Source Income reported on Form 1099-DIV has not been adjusted for the rate differential on foreign source qualified dividend income. Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their 2005 individual income tax returns.

(1) Qualified dividends are taxed at a maximum rate of 15% (5% for those in the 10% and 15% income tax brackets). In determining the amount of foreign tax credit that may be applied against the U.S. tax liability of individuals receiving foreign source qualified dividends, adjustments may be required to the foreign tax credit limitation calculation to reflect the rate differential applicable to such dividend income. The rules however permit certain individuals to elect not to apply the rate differential adjustments for capital gains and/or dividends for any taxable year. Please consult your tax advisor and the instructions to Form 1116 for more information.


                                                              Annual Report | 31

TEMPLETON INSTITUTIONAL FUNDS, INC.

BOARD MEMBERS AND OFFICERS

The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the Fund, principal occupations during the past five years and number of U.S. registered portfolios overseen in the Franklin Templeton Investments fund complex are shown below. Each board member will serve until that person's successor is elected and qualified.

INDEPENDENT BOARD MEMBERS

------------------------------------------------------------------------------------------------------------------------------------
                                                                    NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                              LENGTH OF          FUND COMPLEX OVERSEEN
AND ADDRESS                      POSITION        TIME SERVED        BY BOARD MEMBER*           OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
HARRIS J. ASHTON (1932)          Director        Since 1992         140                        Director, Bar-S Foods
500 East Broward Blvd.                                                                         (meat packing company).
Suite 2100
Fort Lauderdale, FL 33394-3091
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Director of various companies; and FORMERLY, Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief
Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).
------------------------------------------------------------------------------------------------------------------------------------
FRANK J. CROTHERS (1944)         Director        Since 1990         20                         None
500 East Broward Blvd.
Suite 2100
Fort Lauderdale, FL 33394-3091
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Chairman, Island Corporate Holdings Ltd.; Director and Vice Chairman, Caribbean Utilities Co. Ltd.; Director, Provo Power Company
Ltd.; director of various other business and nonprofit organizations; and FORMERLY, Chairman, Atlantic Equipment & Power Ltd.
------------------------------------------------------------------------------------------------------------------------------------
S. JOSEPH FORTUNATO (1932)       Director        Since 1992         141                        None
500 East Broward Blvd.
Suite 2100
Fort Lauderdale, FL 33394-3091
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Attorney; and FORMERLY, member of the law firm of Pitney, Hardin, Kipp & Szuch (until 2002) (Consultant (2003)).
------------------------------------------------------------------------------------------------------------------------------------
EDITH E. HOLIDAY (1952)          Director        Since 1996         136                        Director, Amerada Hess Corporation
500 East Broward Blvd.                                                                         (exploration and refining of oil and
Suite 2100                                                                                     gas), H.J. Heinz Company (processed
Fort Lauderdale, FL 33394-3091                                                                 foods and allied products), RTI
                                                                                               International Metals, Inc.
                                                                                               (manufacture and distribution of
                                                                                               titanium), Canadian National Railway
                                                                                               (railroad), and White Mountains
                                                                                               Insurance Group, Ltd. (holding
                                                                                               company).
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Director or Trustee of various companies and trusts; and FORMERLY, Assistant to the President of the United States and Secretary of
the Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary and
Assistant Secretary for Public Affairs and Public Liaison-United States Treasury Department (1988-1989).
------------------------------------------------------------------------------------------------------------------------------------


32 | Annual Report

------------------------------------------------------------------------------------------------------------------------------------
                                                                    NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                              LENGTH OF          FUND COMPLEX OVERSEEN
AND ADDRESS                      POSITION        TIME SERVED        BY BOARD MEMBER*           OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
GORDON S. MACKLIN (1928)         Director        Since 1993         140                        Director, Martek Biosciences
500 East Broward Blvd.                                                                         Corporation, MedImmune, Inc.
Suite 2100                                                                                     (biotechnology), and Overstock.com
Fort Lauderdale, FL 33394-3091                                                                 (Internet services); and FORMERLY,
                                                                                               Director, MCI Communication
                                                                                               Corporation (subsequently known as
                                                                                               MCI WorldCom, Inc. and WorldCom,
                                                                                               Inc.) (communications services)
                                                                                               (1988-2002), White Mountains
                                                                                               Insurance Group, Ltd. (holding
                                                                                               company) (1987-2004) and Spacehab,
                                                                                               Inc. (aerospace services)
                                                                                               (1994-2003).
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Director of various companies; and FORMERLY, Deputy Chairman, White Mountains Insurance Group, Ltd. (holding company) (2001-2004);
Chairman, White River Corporation (financial services) (1993-1998) and Hambrecht & Quist Group (investment banking) (1987-1992); and
President, National Association of Securities Dealers, Inc. (1970-1987).
------------------------------------------------------------------------------------------------------------------------------------
DAVID W. NIEMIEC (1949)          Director        Since October      17                         Director, Emeritus Corporation
500 East Broward Blvd.                           2005                                          (assisted living).
Suite 2100
Fort Lauderdale, FL 33394-3091
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Advisor, Saratoga Partners (private equity fund); Director, various private companies; and FORMERLY, Managing Director, Saratoga
Partners (1998-2001); Managing Director, SBC Warburg Dillon Read (investment banking) (1997-1998); Vice Chairman, Dillon, Read & Co.
Inc. (investment banking) (1991-1997); and Chief Financial Officer, Dillon, Read & Co. Inc. (1982-1997).
------------------------------------------------------------------------------------------------------------------------------------
FRANK A. OLSON (1932)            Director        Since 2003         101                        Director, White Mountains Insurance
500 East Broward Blvd.                                                                         Group, Ltd. (holding company),
Suite 2100                                                                                     Amerada Hess Corporation (exploration
Fort Lauderdale, FL 33394-3091                                                                 and refining of oil and gas) and
                                                                                               Sentient Jet (private jet service);
                                                                                               and FORMERLY, Director, Becton
                                                                                               Dickinson and Company (medical
                                                                                               technology), Cooper Industries, Inc.
                                                                                               (electrical products and tools and
                                                                                               hardware), Health Net, Inc.
                                                                                               (formerly, Foundation Health)
                                                                                               (integrated managed care), The Hertz
                                                                                               Corporation, Pacific Southwest
                                                                                               Airlines, The RCA Corporation, Unicom
                                                                                               (formerly, Commonwealth Edison) and
                                                                                               UAL Corporation (airlines).
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Chairman Emeritus, The Hertz Corporation (car rental) (since 2000) (Chairman of the Board (1980-2000) and Chief Executive Officer
(1977-1999)); and FORMERLY, Chairman of the Board, President and Chief Executive Officer, UAL Corporation (airlines).
------------------------------------------------------------------------------------------------------------------------------------


                                                              Annual Report | 33

------------------------------------------------------------------------------------------------------------------------------------
                                                                    NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                              LENGTH OF          FUND COMPLEX OVERSEEN
AND ADDRESS                      POSITION        TIME SERVED        BY BOARD MEMBER*           OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
LARRY D. THOMPSON (1945)         Director        Since October      16                         None
500 East Broward Blvd.                           2005
Suite 2100
Fort Lauderdale, FL 33394-3091
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Senior Vice President - Government Affairs, General Counsel and Secretary, PepsiCo, Inc. (consumer products); and FORMERLY,
Director, Delta Airlines (aviation) (2003-2005) and Providian Financial Corp (1997-2001); Senior Fellow of the Brookings Institute
(2003-2004); Visiting Professor, University of Georgia School of Law (2004); and Deputy Attorney General, U.S. Department of Justice
(2001-2003).
------------------------------------------------------------------------------------------------------------------------------------
CONSTANTINE D. TSERETOPOULOS     Director        Since 1990         20                         None
(1954)
500 East Broward Blvd.
Suite 2100
Fort Lauderdale, FL 33394-3091
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Physician, Lyford Cay Hospital (1987-present); director of various nonprofit organizations; and FORMERLY, Cardiology Fellow,
University of Maryland (1985-1987) and Internal Medicine Resident, Greater Baltimore Medical Center (1982-1985).
------------------------------------------------------------------------------------------------------------------------------------

INTERESTED BOARD MEMBERS AND OFFICERS

------------------------------------------------------------------------------------------------------------------------------------
                                                                    NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                              LENGTH OF          FUND COMPLEX OVERSEEN
AND ADDRESS                      POSITION        TIME SERVED        BY BOARD MEMBER*           OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
**NICHOLAS F. BRADY (1930)       Director        Since 1993         15                         Director, Amerada Hess Corporation
500 East Broward Blvd.                                                                         (exploration and refining of oil and
Suite 2100                                                                                     gas) and Weatherford International,
Fort Lauderdale, FL 33394-3091                                                                 Ltd (oilfield products and servicing)
                                                                                               (2004-present); and FORMERLY,
                                                                                               Director, H.J. Heinz Company
                                                                                               (processed foods and allied products)
                                                                                               (1987-1988; 1993-2003) and Total
                                                                                               Logistics, Inc. (operating and
                                                                                               investment business) (until 2005).
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Chairman, Darby Overseas Investments, Ltd., Darby Technology Ventures Group, LLC (investment firms) and Franklin Templeton
Investment Funds (1994-present); Director, Templeton Capital Advisors Ltd.; and FORMERLY, Chairman, Darby Emerging Markets
Investments LDC (until 2004) and Templeton Emerging Markets Investment Trust PLC (until 2003); Secretary of the United States
Department of the Treasury (1988-1993); Chairman of the Board, Dillon, Read & Co. Inc. (investment banking) (until 1988); and U.S.
Senator, New Jersey (April 1982-December 1982).
------------------------------------------------------------------------------------------------------------------------------------


34 | Annual Report

------------------------------------------------------------------------------------------------------------------------------------
                                                                    NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                              LENGTH OF          FUND COMPLEX OVERSEEN
AND ADDRESS                      POSITION        TIME SERVED        BY BOARD MEMBER*           OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
**CHARLES B. JOHNSON (1933)      Director, Vice  Director and Vice  140                        None
One Franklin Parkway             President       President since
San Mateo, CA 94403-1906         and Chairman    1993 and
                                 of the Board    Chairman of the
                                                 Board since 1995
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Chairman of the Board, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Vice President, Franklin Templeton
Distributors, Inc.; Director, Fiduciary Trust Company International; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 42 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------
HARMON E. BURNS (1945)           Vice President  Since 1996         Not Applicable             Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Vice President and Director, Franklin
Templeton Distributors, Inc.; Executive Vice President, Franklin Advisers, Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 45 of the investment companies in Franklin Templeton
Investments.
------------------------------------------------------------------------------------------------------------------------------------
JAMES M. DAVIS (1952)            Chief           Since 2004         Not Applicable             Not Applicable
One Franklin Parkway             Compliance
San Mateo, CA 94403-1906         Officer
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Director, Global Compliance, Franklin Resources, Inc.; officer of 47 of the investment companies in Franklin Templeton Investments;
and FORMERLY, Director of Compliance, Franklin Resources, Inc. (1994-2001).
------------------------------------------------------------------------------------------------------------------------------------
JEFFREY A. EVERETT (1964)        Vice President  Since 2001         Not Applicable             Not Applicable
PO Box N-7759
Lyford Cay, Nassau, Bahamas
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
President and Director, Templeton Global Advisors Limited; officer of 14 of the investment companies in Franklin Templeton
Investments.
------------------------------------------------------------------------------------------------------------------------------------
JIMMY D. GAMBILL (1947)          Senior Vice     Since 2002         Not Applicable             Not Applicable
500 East Broward Blvd.           President and
Suite 2100                       Chief
Fort Lauderdale, FL 33394-3091   Executive
                                 Officer -
                                 Finance and
                                 Administration
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
President, Franklin Templeton Services, LLC; Senior Vice President, Templeton Worldwide, Inc.; and officer of 47 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------
DAVID P. GOSS (1947)             Vice President  Since 2000         Not Applicable             Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Senior Associate General Counsel, Franklin Resources, Inc.; officer and director of one of the subsidiaries of Franklin Resources,
Inc.; officer of 47 of the investment companies in Franklin Templeton Investments; and FORMERLY, President, Chief Executive Officer
and Director, Property Resources Equity Trust (until 1999) and Franklin Select Realty Trust (until 2000).
------------------------------------------------------------------------------------------------------------------------------------


                                                              Annual Report | 35

------------------------------------------------------------------------------------------------------------------------------------
                                                                    NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                              LENGTH OF          FUND COMPLEX OVERSEEN
AND ADDRESS                      POSITION        TIME SERVED        BY BOARD MEMBER*           OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
BARBARA J. GREEN (1947)          Vice President  Since 2000         Not Applicable             Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice President, Deputy General Counsel and Secretary, Franklin Resources, Inc.; Secretary and Senior Vice President, Templeton
Worldwide, Inc.; Secretary, Franklin Advisers, Inc., Franklin Advisory Services, LLC, Franklin Investment Advisory Services, LLC,
Franklin Mutual Advisers, LLC, Franklin Templeton Alternative Strategies, Inc., Franklin Templeton Investor Services, LLC, Franklin
Templeton Services, LLC, Franklin Templeton Distributors, Inc., Templeton Investment Counsel, LLC, and Templeton/Franklin Investment
Services, Inc.; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 47 of the investment companies in
Franklin Templeton Investments; and FORMERLY, Deputy Director, Division of Investment Management, Executive Assistant and Senior
Advisor to the Chairman, Counselor to the Chairman, Special Counsel and Attorney Fellow, U.S. Securities and Exchange Commission
(1986-1995); Attorney, Rogers & Wells (until 1986); and Judicial Clerk, U.S. District Court (District of Massachusetts) (until
1979).
------------------------------------------------------------------------------------------------------------------------------------
RUPERT H. JOHNSON, JR. (1940)    Vice President  Since 1996         Not Applicable             Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Vice President and Director, Franklin
Templeton Distributors, Inc.; Director, Franklin Advisers, Inc.; Senior Vice President, Franklin Advisory Services, LLC; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 45 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------
JOHN R. KAY (1940)               Vice President  Since 1994         Not Applicable             Not Applicable
500 East Broward Blvd.
Suite 2100
Fort Lauderdale, FL 33394-3091
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice President, Templeton Worldwide, Inc.; Assistant Vice President, Franklin Templeton Distributors, Inc.; Senior Vice President,
Franklin Templeton Services, LLC; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 32 of the investment companies in Franklin Templeton Investments; and FORMERLY, Vice President and Controller, Keystone Group, Inc.
------------------------------------------------------------------------------------------------------------------------------------
MICHAEL O. MAGDOL (1937)         Vice President  Since 2002         Not Applicable             Not Applicable
600 Fifth Avenue                 - AML
Rockefeller Center               Compliance
New York, NY 10020-2302
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice Chairman, Chief Banking Officer and Director, Fiduciary Trust Company International; Director, Franklin Templeton Institutional
Suisse S.A., Arch Chemicals, Inc. and Lingnan Foundation; and officer and/or director, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 45 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------


36 | Annual Report

------------------------------------------------------------------------------------------------------------------------------------
                                                                    NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                              LENGTH OF          FUND COMPLEX OVERSEEN
AND ADDRESS                      POSITION        TIME SERVED        BY BOARD MEMBER*           OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
MARK MOBIUS (1936)               Vice President  Since 1993         Not Applicable             Not Applicable
17th Floor,
The Chater House
8 Connaught Road
Central Hong Kong
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Portfolio Manager of various Templeton advisory affiliates; Managing Director, Templeton Asset Management Ltd.; Executive Vice
President and Director, Templeton Global Advisors Limited; and officer and/or director, as the case may be, of some of the subsidiaries of Franklin Resources, Inc. and of six of the investment companies in Franklin Templeton Investments; and FORMERLY,
President, International Investment Trust Company Limited (investment manager of Taiwan R.O.C. Fund) (1986-1987); and Director,
Vickers da Costa, Hong Kong (1983-1986).
------------------------------------------------------------------------------------------------------------------------------------
GARY P. MOTYL (1952)             President and   Since October      Not Applicable             Not Applicable
500 East Broward Blvd.           Chief           2005
Suite 2100                       Executive
Fort Lauderdale, FL 33394-3091   Officer -
                                 Investment
                                 Management
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
President, Templeton Investment Counsel, LLC; and officer and/or director of other subsidiaries of Franklin Resources, Inc.
------------------------------------------------------------------------------------------------------------------------------------
ROBERT C. ROSSELOT (1960)        Secretary       Since 2004         Not Applicable             Not Applicable
500 East Broward Blvd.
Suite 2100
Fort Lauderdale, FL 33394-3091
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Associate General Counsel and Assistant Secretary, Franklin Resources, Inc.; Vice President and Assistant Secretary, Templeton
Investment Counsel, LLC and Fiduciary Trust International of the South; officer of 14 of the investment companies in Franklin
Templeton Investments; and FORMERLY, Assistant General Counsel, The Prudential Insurance Company of America (1997-2001).
------------------------------------------------------------------------------------------------------------------------------------
GREGORY R. SEWARD (1956)         Treasurer       Since 2004         Not Applicable             Not Applicable
500 East Broward Blvd.
Suite 2100
Fort Lauderdale, FL 33394-3091
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice President, Franklin Templeton Services, LLC; officer of 16 of the investment companies in Franklin Templeton Investments; and
FORMERLY, Vice President, JPMorgan Chase (2000-2004) and American General Financial Group (1991-2000).
------------------------------------------------------------------------------------------------------------------------------------


                                                              Annual Report | 37

------------------------------------------------------------------------------------------------------------------------------------
                                                                    NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                              LENGTH OF          FUND COMPLEX OVERSEEN
AND ADDRESS                      POSITION        TIME SERVED        BY BOARD MEMBER*           OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
CRAIG S. TYLE (1960)             Vice President  Since October      Not Applicable             Not Applicable
One Franklin Parkway                             2005
San Mateo, CA 94403-1906
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
General Counsel and Executive Vice President, Franklin Resources, Inc.; officer of 47 of the investment companies in Franklin
Templeton Investments; and FORMERLY, Partner, Shearman & Sterling, LLP (2004-2005); and General Counsel, Investment Company
Institute (ICI) (1997-2004).
------------------------------------------------------------------------------------------------------------------------------------
GALEN G. VETTER (1951)           Chief           Since 2004         Not Applicable             Not Applicable
500 East Broward Blvd.           Financial
Suite 2100                       Officer and
Fort Lauderdale, FL 33394-3091   Chief
                                 Accounting
                                 Officer
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Senior Vice President, Franklin Templeton Services, LLC; officer of 47 of the investment companies in Franklin Templeton
Investments; and FORMERLY, Managing Director, RSM McGladrey, Inc. (1999-2004); and Partner, McGladrey & Pullen, LLP (1979-1987 and
1991-2004).
------------------------------------------------------------------------------------------------------------------------------------

* We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton Investments fund complex. These portfolios have a common investment adviser or affiliated investment advisers.

** Charles B. Johnson is considered to be an interested person of the Fund under the federal securities laws due to his position as officer and director and major shareholder of Franklin Resources, Inc. (Resources), which is the parent company of the Fund's adviser and distributor. Nicholas F. Brady is considered to be an interested person of the Fund under the federal securities laws due to his ownership interest in a subsidiary of Resources, as well as his director positions with such company and certain other related companies. Note: Charles B. Johnson and Rupert H. Johnson, Jr. are brothers.

THE SARBANES-OXLEY ACT OF 2002 AND RULES ADOPTED BY THE U.S. SECURITIES AND EXCHANGE COMMISSION REQUIRE THE FUND TO DISCLOSE WHETHER THE FUND'S AUDIT COMMITTEE INCLUDES AT LEAST ONE MEMBER WHO IS AN AUDIT COMMITTEE FINANCIAL EXPERT WITHIN THE MEANING OF SUCH ACT AND RULES. THE FUND'S BOARD OF TRUSTEES HAS DETERMINED THAT THERE IS AT LEAST ONE SUCH FINANCIAL EXPERT ON THE AUDIT COMMITTEE AND HAS DESIGNATED EACH OF FRANK A. OLSON AND DAVID W. NIEMIEC AS AN AUDIT COMMITTEE FINANCIAL EXPERT. THE BOARD BELIEVES THAT MESSRS. OLSON AND NIEMIEC QUALIFY AS SUCH AN EXPERT IN VIEW OF THEIR EXTENSIVE BUSINESS BACKGROUND AND EXPERIENCE. MR. OLSON HAS SERVED AS A MEMBER OF THE FUND AUDIT COMMITTEE SINCE 2003. HE CURRENTLY SERVES AS CHAIRMAN EMERITUS OF THE HERTZ CORPORATION AND WAS FORMERLY ITS CHAIRMAN OF THE BOARD FROM 1980 TO 2000 AND ITS CHIEF EXECUTIVE OFFICER FROM 1977 TO 1999. MR. OLSON IS ALSO A DIRECTOR AND AUDIT COMMITTEE MEMBER OF AMERADA HESS CORPORATION AND WHITE MOUNTAINS INSURANCE GROUP, LTD., AND A FORMER CHAIRMAN, PRESIDENT AND CHIEF EXECUTIVE OFFICER OF UAL CORPORATION. MR. NIEMIEC HAS SERVED AS A MEMBER OF THE FUND AUDIT COMMITTEE SINCE 2005, CURRENTLY SERVES AS AN ADVISOR TO SARATOGA PARTNERS AND WAS FORMERLY ITS MANAGING DIRECTOR FROM 1998 TO 2001. MR. NIEMIEC IS A DIRECTOR OF EMERITUS CORPORATION AND VARIOUS PRIVATE COMPANIES, AND WAS FORMERLY MANAGING DIRECTOR OF SBC WARBURG DILLON READ FROM 1997 TO 1998, AND WAS VICE CHAIRMAN FROM 1991 TO 1997 AND CHIEF FINANCIAL OFFICER FROM 1982 TO 1997 OF DILLON, READ & CO. INC. AS A RESULT OF SUCH BACKGROUND AND EXPERIENCE, THE BOARD OF TRUSTEES BELIEVES THAT MR. OLSON AND MR. NIEMIEC HAVE EACH ACQUIRED AN UNDERSTANDING OF GENERALLY ACCEPTED ACCOUNTING PRINCIPLES AND FINANCIAL STATEMENTS, THE GENERAL APPLICATION OF SUCH PRINCIPLES IN CONNECTION WITH THE ACCOUNTING ESTIMATES, ACCRUALS AND RESERVES, AND ANALYZING AND EVALUATING FINANCIAL STATEMENTS THAT PRESENT A BREADTH AND LEVEL OF COMPLEXITY OF ACCOUNTING ISSUES GENERALLY COMPARABLE TO THOSE OF THE FUND, AS WELL AS AN UNDERSTANDING OF INTERNAL CONTROLS AND PROCEDURES FOR FINANCIAL REPORTING AND AN UNDERSTANDING OF AUDIT COMMITTEE FUNCTIONS. MESSRS. OLSON AND NIEMIEC ARE INDEPENDENT TRUSTEES AS THAT TERM IS DEFINED UNDER THE APPLICABLE U.S. SECURITIES AND EXCHANGE COMMISSION RULES AND RELEASES.

THE STATEMENT OF ADDITIONAL INFORMATION (SAI) INCLUDES ADDITIONAL INFORMATION ABOUT THE BOARD MEMBERS AND IS AVAILABLE, WITHOUT CHARGE, UPON REQUEST. SHAREHOLDERS MAY CALL 1-800/DIAL BEN (1-800/342-5236) TO REQUEST THE SAI.


38 | Annual Report

TEMPLETON INSTITUTIONAL FUNDS, INC.

SHAREHOLDER INFORMATION

EMERGING MARKETS SERIES

PROXY VOTING POLICIES AND PROCEDURES

The Fund has established Proxy Voting Policies and Procedures ("Policies") that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund's complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at 1-954/847-2268 or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group. Copies of the Fund's proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission's website at sec.gov and reflect the most recent 12-month period ended June 30.

QUARTERLY STATEMENT OF INVESTMENTS

The Fund files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's website at sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800/SEC-0330.


                                                              Annual Report | 39

                       This page intentionally left blank.

       [LOGO](R)
FRANKLIN(R) TEMPLETON(R)         FRANKLIN TEMPLETON INSTITUTIONAL
     INSTITUTIONAL               600 Fifth Avenue
                                 New York, NY 10020
ANNUAL REPORT

TEMPLETON INSTITUTIONAL FUNDS, INC.

EMERGING MARKETS SERIES

INVESTMENT MANAGER

Templeton Investment Counsel, LLC

DISTRIBUTOR

Franklin Templeton Distributors, Inc.
One Franklin Parkway
San Mateo, CA 94403-1906

FRANKLIN TEMPLETON INSTITUTIONAL SERVICES

1-800/321-8563
franklintempletoninstitutional.com

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a fund's investment goals, risks, charges, and expenses before investing. Like any investment in securities, the value of the Fund's portfolio will be subject to the risk of loss from market, currency, economic, political, and other factors. The Fund and its investors are not protected from such losses by the Investment Manager. Therefore, investors who cannot accept this risk should not invest in shares of the Fund. The prospectus contains this and other information; please read it carefully before investing.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded, and accessed. These calls can be identified by the presence of a regular beeping tone.

ZT456 A2005 02/06




FOREIGN SMALLER COMPANIES SERIES



                                                  ANNUAL REPORT      12/31/2005
--------------------------------------------------------------------------------


THE EXPERTISE OF MANY. THE STRENGTH OF ONE.
--------------------------------------------------------------------------------

                                          --------------------------------------

                                             TEMPLETON INSTITUTIONAL FUNDS, INC.

                                          --------------------------------------

                                             Foreign Smaller Companies Series


                                    [LOGO](R)
                            FRANKLIN(R) TEMPLETON(R)
                                  INSTITUTIONAL

                        FRANKLIN o TEMPLETON o FIDUCIARY

CONTENTS

ANNUAL REPORT

TIFI Foreign Smaller Companies Series ......................................   1

Performance Summary ........................................................   7

Your Fund's Expenses .......................................................   9

Financial Highlights and Statement of Investments ..........................  11

Financial Statements .......................................................  17

Notes to Financial Statements ..............................................  20

Report of Independent Registered Public Accounting Firm ....................  28

Tax Designation ............................................................  29

Board Members and Officers .................................................  32

Shareholder Information ....................................................  39

--------------------------------------------------------------------------------

ANNUAL REPORT

TIFI FOREIGN SMALLER COMPANIES SERIES

YOUR FUND'S GOAL AND MAIN INVESTMENTS: The Fund's investment goal is long-term capital growth. Under normal market conditions, the Fund invests at least 80% of its net assets in investments of smaller companies located outside the U.S., including emerging markets.

--------------------------------------------------------------------------------

ASSET ALLOCATION
Based on Total Net Assets as of 12/31/05

 [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Equity ...............................................................   92.4%
Short-Term Investments & Other Net Assets ............................    7.6%

--------------------------------------------------------------------------------

This annual report for Templeton Institutional Funds, Inc. (TIFI) Foreign Smaller Companies Series' (the Fund) covers the fiscal year ended December 31, 2005.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 12.


                                                               Annual Report | 1

--------------------------------------------------------------------------------
PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT FRANKLINTEMPLETONINSTITUTIONAL.COM OR CALL 1-800/321-8563 FOR MOST RECENT MONTH-END PERFORMANCE.
--------------------------------------------------------------------------------

PERFORMANCE OVERVIEW

The Fund posted a +12.28% cumulative total return for the 12-month period ended December 31, 2005. The Fund underperformed its benchmark, the S&P/Citigroup Global ex-U.S. less than $2 Billion Index, which returned +25.24% during the same period.(1) Please note that index performance information is provided for reference and that we do not attempt to track the index, but rather undertake investments on the basis of fundamental research. You can find more of the Fund's performance data in the Performance Summary beginning on page 7.

ECONOMIC AND MARKET OVERVIEW

The global economy overcame fears of derailment generated by higher energy costs and advanced at a solid clip during 2005, with Europe surpassing expectations. Excluding the volatile energy and food sectors, inflation remained relatively subdued worldwide, and monetary policy remained fairly accommodative. The U.S. Federal Reserve Board raised the short-term federal funds target rate with eight quarter-point increases, bringing it to 4.25%. The European Central Bank (ECB) made one quarter-point rise in short-term rates, its first increase after keeping rates at historically low levels for more than two and a half years. Even after the increases, both rates remained at levels considered accommodative for economic growth.

Strong demand for oil sustained high prices during most of the year, while prices for other commodities such as industrial metals were also high, led by copper, whose contract price rose 45.4% during 2005.(2) This contributed to economic growth in countries such as Australia and Canada, and emerging markets in Asia and Latin America that are tied to mining and industrial commodities.

In this environment, global equity markets performed strongly, particularly outside the U.S. One-year total return for the Morgan Stanley Capital International (MSCI) All Country (AC) World ex US Index was +17.11% in U.S. dollar terms.(3) By comparison the total return for the MSCI USA Index

(1) Source: Standard & Poor's Micropal. The S&P/Citigroup Global ex-U.S. less than $2 Billion Index is a free float-adjusted, market capitalization-weighted index designed to measure performance of global developed and emerging market equity securities, excluding the U.S., with market capitalizations less than $2 billion. The index is unmanaged and includes reinvested dividends. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

(2)   Source: New York Mercantile Exchange.

(3) Source: Standard & Poor's Micropal. The MSCI AC World ex US Index is a free float-adjusted market capitalization-weighted index designed to measure equity market performance in global developed and emerging markets excluding the U.S.


2 | Annual Report
was +5.72%.(4) In terms of sectors, energy and materials led equity market performance, and telecommunication services and consumer-related sectors lagged.

Among developed countries, the Japanese equity market performed well, returning +44.70% in local currency terms for the year under review.(4) However, this market benefited primarily from investors outside Japan, and the return was significantly less (+25.62%) after conversion into U.S. dollars.(4) In contrast, the conversion into dollars enhanced equity market returns in Brazil (+57.04%), Mexico (+49.11%) and South Korea (+58.00%).(4) At the beginning of the year, the consensus of many analysts appeared to be that the U.S. dollar would decline in value relative to major currencies. In fact, for the year the dollar appreciated versus the yen, the euro, the pound and most other currencies.

INVESTMENT STRATEGY

When choosing equity investments, we apply a bottom-up, value-oriented, long-term approach, focusing on the market price of a company's securities relative to our evaluation of the company's potential long-term (typically five years) earnings, asset value and cash flow potential. We also consider a company's price/earnings ratio, profit margins and liquidation value.

MANAGER'S DISCUSSION

During the year under review, the Fund benefited from the strong performance of several stocks. For example, we owned Precision Drilling Trust. Based in Canada, Precision Drilling provides integrated oilfield drilling and energy services to the oil and gas industry, including oilfield rentals, well services, catering services and drilling services. At year-end, Precision was Canada's largest driller and the world's third-largest land driller. The company performed well during the period due to increased demand for oil services given historically high oil prices. As a result, operating margins reached 35% at the company's fiscal year-end. This was a record high, as drilling activity in Canadian oilfields and pricing continued to move higher. Precision's international drilling business has expanded, especially in the Middle East, a market we believe has solid long-term growth prospects.

GEOGRAPHIC BREAKDOWN
Based on Total Net Assets as of 12/31/05

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

         Asia .................................................   36.3%
         Europe ...............................................   36.2%
         North America ........................................   11.2%
         Australia & New Zealand ..............................    5.7%
         Latin America ........................................    2.0%
         Middle East & Africa .................................    1.0%
         Short-Term Investments & Other Net Assets ............    7.6%

(4) Source: Standard & Poor's Micropal. Individual country market returns are measured by MSCI country-specific indexes. The MSCI USA Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in the U.S.


                                                               Annual Report | 3

PORTFOLIO BREAKDOWN
Based on Total Net Assets as of 12/31/05

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR GRAPH IN THE PRINTED MATERIAL.]

         Industrials .........................................   25.6%
         Consumer Discretionary ..............................   19.1%
         Financials ..........................................   11.9%
         Information Technology ..............................   11.3%
         Materials ...........................................    8.7%
         Health Care .........................................    5.5%
         Energy ..............................................    4.9%
         Telecommunication Services ..........................    2.0%
         Utilities ...........................................    1.9%
         Consumer Staples ....................................    1.5%
         Short-Term Investments & Other Net Assets ...........    7.6%

Also performing well during the period were holdings in Bank of Pusan and Daegu Bank. Both companies have been highly profitable small-cap South Korean regional banks. Pusan and Daegu also experienced solid financial improvement due to a strong export environment, and a slow but steady recovery in domestic demand. They also maintained a 24%-33% dividend payout ratio over the past three years. These banks performed well during the period, and traded at a significant discount to larger South Korean banks.

The Fund also benefited from its holding in CAE. Based in Canada, the company operates through two segments, Civil Simulation and Training and Military Simulation and Training. The civil segment supplies civil flight simulators and visual systems, and provides business and civil aviation training with nearly 500 full-flight simulators installed in more than 100 centers worldwide. The military segment supplies military flight and land-based simulators, visual and training systems to more than 30 countries. It also provides naval training systems and designs and manufactures power plant training simulators and systems. CAE performed well as the company is the leading manufacturer of commercial and military flight simulators and the second-largest training provider. CAE undertook a major initiative to divest non-core operations, reduce costs through consolidation, improve productivity, increase integration, expand military operations and services with greater emphasis on the U.S. defense market, and aggressively enter the commercial flight training market.

Some holdings detracted from performance during the year under review. For example, one hindrance to the Fund's overall results was our investment in AcBel Polytech, a manufacturer of standard and custom switching power supplies and power system products. The company's products include personal computer power supplies, web server power supplies, telecom power supplies, low voltage switching regulators and direct current converters. AcBel's growth was expected to exceed its peer group's, as the company is a low-cost manufacturer with its manufacturing base centered in China. Moreover, increasing processor speeds in the personal computer market are apt to place greater demands on power supplies. We believe the company's shares represented value as AcBel had solid growth prospects that were not reflected in its low price-to-earnings (P/E) valuation of 5.5 times 2004 earnings as of December 31, 2005, and an attractive dividend yield that exceeded 9%. Furthermore, AcBel is well capitalized with more than half its market value accounted for by the net cash it carries on its balance sheet.


4 | Annual Report

Also hindering performance during the period was China Pharmaceutical Group. The company is a leading global supplier of bulk vitamin C, penicillin and cephalosporin. During the period, the company suffered from margin pressure as a result of weaker product prices and higher raw materials and energy costs. We continued to hold the shares because the company is the most efficient producer of vitamin C and penicillin in China, and we expect it to gain market share from higher cost European competitors. We believe China Pharmaceutical's competitiveness should be sustainable going forward, given high barriers to entry in terms of capacity, technological expertise and the integrated nature of production. Because of the company's leading market position, we believe it should continue to benefit from China's focus on being a global manufacturing base for bulk pharmaceuticals. A number of Chinese drug producers recently gained market share in the global pharmaceutical market because of lower labor and utility costs. At 7.5 times the estimate of 2005 earnings as of December 31, 2005, China Pharmaceutical's share price did not reflect any of the growth potential we see for the company.

Ngai Lik, a consumer electronics company, manufactures mini hi-fi systems, CD players, DVDs and digital cameras in Hong Kong. Its low-priced, value-for-money products are designed and developed in-house and sold directly under customers' private labels or through trading agents. Shares were under pressure during the period due in part to pricing pressure from the company's top customer, Wal-Mart, a weaker consumer spending outlook, profit margin pressure from higher energy prices and uncertainty over the intended change in its product mix to concentrate on low plastic content MP3 and portable DVD players. We believed the company's shares represented value as Ngai Lik had solid growth prospects that were not reflected in the shares' low valuation of 0.8 times price-to-book and 5 times the average fiscal year earnings-per-share from 2001-2005 as of year-end 2005.

It is important to recognize the effect of currency movements on the Fund's performance. In general, if the value of the U.S. dollar increases compared with a foreign currency, an investment traded in that foreign currency will decrease in value because it will be worth fewer U.S. dollars. This can have a negative effect on Fund performance. Conversely, when the U.S. dollar weakens in relation to a foreign currency, an investment traded in that foreign currency will increase in value, which can contribute to Fund performance. For the year ended December 31, 2005, the U.S. dollar rose in value relative to most non-U.S. currencies. As a result, the Fund's performance was

TOP 10 EQUITY HOLDINGS
12/31/05

--------------------------------------------------------------------------------
COMPANY                                                              % OF TOTAL
SECTOR/INDUSTRY, COUNTRY                                             NET ASSETS
--------------------------------------------------------------------------------
Hansol Paper Co. Ltd.                                                      2.1%
  PAPER & FOREST PRODUCTS, SOUTH KOREA
--------------------------------------------------------------------------------
Daegu Bank Co. Ltd.                                                        1.9%
  COMMERCIAL BANKS, SOUTH KOREA
--------------------------------------------------------------------------------
Bank of Pusan                                                              1.9%
  COMMERCIAL BANKS, SOUTH KOREA
--------------------------------------------------------------------------------
D-Link Corp.                                                               1.7%
  COMMUNICATIONS EQUIPMENT, TAIWAN
--------------------------------------------------------------------------------
Amer Sports Corp. Ltd.                                                     1.5%
  LEISURE EQUIPMENT & PRODUCTS, FINLAND
--------------------------------------------------------------------------------
MDS Inc.                                                                   1.5%
  HEALTH CARE PROVIDERS & SERVICES, CANADA
--------------------------------------------------------------------------------
Sohgo Security Services Co. Ltd.                                           1.5%
  COMMERCIAL SERVICES & SUPPLIES, JAPAN
--------------------------------------------------------------------------------
Vedior NV                                                                  1.5%
  COMMERCIAL SERVICES & SUPPLIES, NETHERLANDS
--------------------------------------------------------------------------------
CAE Inc.                                                                   1.5%
  AEROSPACE & DEFENSE, CANADA
--------------------------------------------------------------------------------
Aalberts Industries NV                                                     1.4%
  INDUSTRIAL CONGLOMERATES, NETHERLANDS
--------------------------------------------------------------------------------


                                                               Annual Report | 5
negatively affected by the portfolio's investment predominantly in securities with non-U.S. currency exposure.

We thank you for your continued participation in the Fund and look forward to serving your investment needs.


          /s/ Tucker Scott
[PHOTO]
          Tucker Scott, CFA


          /s/ Cindy L. Sweeting
[PHOTO]
          Cindy L. Sweeting, CFA

          Portfolio Management Team
          TIFI Foreign Smaller Companies Series

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF DECEMBER 31, 2005, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE INVESTMENT MANAGER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.


6 | Annual Report

PERFORMANCE SUMMARY AS OF 12/31/05

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table and graph do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund's dividends and capital gain distributions, if any, and any unrealized gains or losses on the sale of Fund shares.

PRICE AND DISTRIBUTION INFORMATION

--------------------------------------------------------------------------------
SYMBOL: TFSCX                                  CHANGE      12/31/05     12/31/04
--------------------------------------------------------------------------------
Net Asset Value (NAV)                          +$0.73        $18.18       $17.45
--------------------------------------------------------------------------------
DISTRIBUTIONS (1/1/05-12/31/05)
Dividend Income                     $0.3613
--------------------------------------------------------------------------------
Short-Term Capital Gain             $0.4434
--------------------------------------------------------------------------------
Long-Term Capital Gain              $0.5853
--------------------------------------------------------------------------------
             TOTAL                  $1.3900
--------------------------------------------------------------------------------

TIFI FOREIGN SMALLER COMPANIES SERIES PAID DISTRIBUTIONS DERIVED FROM LONG-TERM CAPITAL GAINS OF 58.53 CENTS ($0.5853) PER SHARE IN DECEMBER 2005. THE FUND DESIGNATES SUCH DISTRIBUTIONS AS CAPITAL GAIN DIVIDENDS PER INTERNAL REVENUE CODE SECTION 852(B)(3)(C).

PERFORMANCE(1)

--------------------------------------------------------------------------------------------
                                               1-YEAR        3-YEAR     INCEPTION (10/21/02)
--------------------------------------------------------------------------------------------
Cumulative Total Return(2)                     +12.28%      +105.91%           +107.97%
Average Annual Total Return(3)                 +12.28%       +27.22%            +25.76%
Value of $1,000,000 Investment(4)          $1,122,775    $2,059,057         $2,079,647

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN.

FOR MOST RECENT MONTH-END PERFORMANCE, PLEASE CALL 1-800/321-8563.


                                                               Annual Report | 7

TOTAL RETURN INDEX COMPARISON FOR HYPOTHETICAL $1,000,000 INVESTMENT(1)

Total return represents the change in value of an investment over the periods shown. It includes any Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.

AVERAGE ANNUAL TOTAL RETURN

--------------------------------------------------
                                         12/31/05
--------------------------------------------------
1-Year                                    +12.28%
--------------------------------------------------
3-Year                                    +27.22%
--------------------------------------------------
Since Inception (10/21/02)                +25.76%
--------------------------------------------------

10/21/02-12/31/05
$ Millions

  [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                             Tifi Foreign                S&P/Citigroup
                           Smaller Companies        Global ex-U.S. less than
   Date                         Series                $2 Billion Index(5)
   -----                   -----------------        ------------------------
   10/02                       1000000                      1000000
                               1012070                      1002689
                               1032000                      1039233
                               1010000                      1034511
                                979000                      1035387
                                946000                      1024301
                                950000                      1011659
                               1022000                      1085277
                               1107000                      1178455
                               1153000                      1238669
                               1218000                      1285780
                               1287000                      1366070
                               1317000                      1435073
                               1412000                      1540403
                               1431000                      1547557
    12/03                      1527200                      1646986
                               1580250                      1711255
                               1624117                      1773390
                               1603945                      1842141
                               1566860                      1766101
                               1569950                      1740644
                               1619397                      1805172
                               1575101                      1744466
                               1572011                      1768307
                               1622488                      1835434
                               1662664                      1890958
                               1779071                      2039434
                               1852238                      2140641
                               1852238                      2165408
                               1931847                      2266644
                               1892013                      2211030
                               1812423                      2149636
                               1833936                      2158960
                               1882336                      2218225
                               1973756                      2315093
                               1981284                      2370042
                               2043667                      2485123
                               1951160                      2398178
                               2008168                      2500888
    12/2005                    2079647                      2680778

ENDNOTES

THE FUND INVESTS IN FOREIGN SECURITIES, WHICH CAN INVOLVE EXPOSURE TO CURRENCY VOLATILITY AND POLITICAL, ECONOMIC AND REGULATORY UNCERTAINTY. EMERGING MARKETS INVOLVE HEIGHTENED RISKS RELATED TO THE SAME FACTORS, IN ADDITION TO THOSE ASSOCIATED WITH THEIR RELATIVELY SMALL SIZE AND LESSER LIQUIDITY. THE FUND'S INVESTMENTS IN SMALLER-COMPANY STOCKS CARRY SPECIAL RISKS AS SUCH STOCKS HAVE HISTORICALLY EXHIBITED GREATER PRICE VOLATILITY THAN LARGE-COMPANY STOCKS, PARTICULARLY OVER THE SHORT TERM. ADDITIONALLY, SMALLER COMPANIES OFTEN HAVE RELATIVELY SMALL REVENUES, LIMITED PRODUCT LINES AND SMALL MARKET SHARE. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.

(1) The Fund's manager and administrator agreed in advance to assume as their own certain expenses otherwise payable by the Fund. If the manager and administrator had not taken this action, the Fund's total returns would have been lower. This agreement may be ended after 5/1/06 upon notice to the Board of Directors.

(2) Cumulative total return represents the change in value of an investment over the periods indicated.

(3) Average annual total return represents the average annual change in value of an investment over the periods indicated.

(4) These figures represent the value of a hypothetical $1,000,000 investment in the Fund over the periods indicated.

(5) Source: Standard & Poor's Micropal. The S&P/Citigroup Global Equity ex-U.S. less than $2 Billion Index is a free float-adjusted, market capitalization-weighted index designed to measure performance of global developed and emerging market equity securities, excluding the U.S., with market capitalizations less than $2 billion.


8 | Annual Report

YOUR FUND'S EXPENSES

As a Fund Shareholder, you can incur two types of costs:

o Transaction costs, including sales charges (loads) on Fund purchases, if applicable, and redemption fees; and

o Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, if applicable, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

ACTUAL FUND EXPENSES

The first line (Actual) of the table below provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

1.    Divide your account value by $1,000

      IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 / $1,000 = 8.6

2. Multiply the result by the number under the heading "Expenses Paid During Period."

      IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 X $7.50 = $64.50

In this illustration, the estimated expenses paid this period are $64.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) of the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the Fund's actual expense ratio and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.


                                                               Annual Report | 9

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES OR REDEMPTION FEES, IF APPLICABLE. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

------------------------------------------------------------------------------------------------------------
                                            BEGINNING ACCOUNT     ENDING ACCOUNT      EXPENSES PAID DURING
                                              VALUE 7/1/05        VALUE 12/31/05     PERIOD* 7/1/05-12/31/05
------------------------------------------------------------------------------------------------------------
Actual                                          $1,000.00           $1,104.80                 $5.04
------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)        $1,000.00           $1,020.42                 $4.84
------------------------------------------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio, net of expense waivers, of 0.95%, multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.


10 | Annual Report

TEMPLETON INSTITUTIONAL FUNDS, INC.

FINANCIAL HIGHLIGHTS

FOREIGN SMALLER COMPANIES SERIES

                                                            -------------------------------------------------------
                                                                            YEAR ENDED DECEMBER 31,
                                                              2005          2004          2003         2002(d)
                                                            -------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year ......................   $  17.45      $  14.97      $  10.10      $  10.00

Income from investment operations:

 Net investment income (loss)(a) ........................       0.38          0.21          0.17         (0.01)

 Net realized and unrealized gains (losses) .............       1.74          2.93          4.99          0.11
                                                            -------------------------------------------------------
Total from investment operations ........................       2.12          3.14          5.16          0.10
                                                            -------------------------------------------------------
Less distributions from:

 Net investment income ..................................      (0.36)        (0.16)        (0.13)           --

 Net realized gains .....................................      (1.03)        (0.50)        (0.16)           --
                                                            -------------------------------------------------------
Total distributions .....................................      (1.39)        (0.66)        (0.29)           --
                                                            -------------------------------------------------------
Redemption fees .........................................         --(c)         --            --            --
                                                            -------------------------------------------------------
Net asset value, end of year ............................   $  18.18      $  17.45      $  14.97      $  10.10
                                                            =======================================================


Total return(b) .........................................      12.28%        21.28%        51.21          1.00%


RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) .........................   $131,567      $ 97,495      $ 33,583      $  6,195

Ratios to average net assets:

 Expenses ...............................................       1.07%         1.16%         1.58%         7.71%(e)

 Expenses net of waiver and payments by affiliate .......       0.95%         0.95%         0.95%         0.95%(e)

 Net investment income (loss) ...........................       2.12%         1.34%         1.40%        (0.55)%(e)

Portfolio turnover rate .................................      24.59%        27.51%        12.58%           --

(a)   Based on average daily shares outstanding.

(b)   Total return is not annualized for periods less than one year.

(c)   Amount is less than $0.01 per share.

(d) For the period October 21, 2002 (commencement of operations) to December 31, 2002.

(e)   Annualized.


                         Annual Report | See notes to financial statements. | 11

TEMPLETON INSTITUTIONAL FUNDS, INC.

STATEMENT OF INVESTMENTS, DECEMBER 31, 2005

------------------------------------------------------------------------------------------------------------------------------------
        FOREIGN SMALLER COMPANIES SERIES                                    INDUSTRY                       SHARES          VALUE
------------------------------------------------------------------------------------------------------------------------------------
        COMMON STOCKS 91.2%
        AUSTRALIA 5.7%
        Billabong International Ltd. ..................         Textiles Apparel & Luxury Goods               87,656   $     933,637
        Downer EDI Ltd. ...............................          Commercial Services & Supplies              347,038       1,827,810
        Iluka Resources Ltd. ..........................                 Metals & Mining                      266,395       1,532,046
    (a) Mayne Pharma Ltd. .............................                 Pharmaceuticals                      239,900         446,986
        PaperlinX Ltd. ................................             Paper & Forest Products                  513,273       1,445,804
        Promina Group Ltd. ............................                    Insurance                         187,159         664,486
        Symbion Health Ltd. ...........................         Health Care Providers & Services             239,900         621,205
                                                                                                                       -------------
                                                                                                                           7,471,974
                                                                                                                       -------------
        BAHAMAS 0.6%
    (a) Steiner Leisure Ltd. ..........................          Diversified Consumer Services                21,090         749,960
                                                                                                                       -------------
        BELGIUM 1.1%
        Barco NV ......................................        Electronic Equipment & Instruments             18,480       1,389,224
                                                                                                                       -------------
        BERMUDA 0.3%
    (a) Weatherford International Ltd. ................           Energy Equipment & Services                 11,732         424,698
                                                                                                                       -------------
        BRAZIL 0.8%
    (b) Lojas Renner SA, 144A .........................                 Multiline Retail                      32,400       1,039,078
                                                                                                                       -------------
        CANADA 10.3%
        CAE Inc. ......................................               Aerospace & Defense                    261,920       1,919,951
        Domtar Inc. ...................................             Paper & Forest Products                  103,950         600,107
    (a) GSI Group Inc. ................................        Electronic Equipment & Instruments            151,050       1,640,403
        Legacy Hotels .................................                   Real Estate                        204,730       1,409,137
        Linamar Corp. .................................                 Auto Components                      106,490       1,073,787
        MDS Inc. ......................................         Health Care Providers & Services             115,390       1,996,466
        North West Company Fund .......................          Diversified Financial Services               54,150       1,677,192
    (a) Open Text Corp. ...............................           Internet Software & Services                61,600         871,823
        Precision Drilling Trust ......................           Energy Equipment & Services                 28,080         927,222
        Quebecor World Inc. ...........................          Commercial Services & Supplies               70,980         959,998
        Transcontinental Inc., B ......................          Commercial Services & Supplies               25,630         429,997
                                                                                                                       -------------
                                                                                                                          13,506,083
                                                                                                                       -------------
        CHINA 4.7%
        BYD Co. Ltd., H ...............................               Electrical Equipment                     8,000          12,330
        China Oilfield Services Ltd. ..................           Energy Equipment & Services              3,454,000       1,392,086
    (a) China Pharmaceutical Group Ltd. ...............                 Pharmaceuticals                    3,168,000         490,298
        China Power International Development Ltd. ....   Independent Power Producers & Energy Traders       338,000         111,161
        China Resources Power Co. Ltd. ................   Independent Power Producers & Energy Traders     2,036,000       1,148,814
        People's Food Holdings Ltd. ...................                  Food Products                     1,948,000       1,253,411
        TCL Multimedia Technology Holdings Ltd. .......                Household Durables                  4,116,000         594,548
        Travelsky Technology Ltd., H ..................                   IT Services                        599,000         552,366
        Weiqiao Textile Co. Ltd. ......................         Textiles Apparel & Luxury Goods              488,500         667,827
                                                                                                                       -------------
                                                                                                                           6,222,841
                                                                                                                       -------------
        DENMARK 1.0%
    (a) Vestas Wind Systems AS ........................               Electrical Equipment                    68,440       1,123,961
(a),(b) Vestas Wind Systems AS, 144A ..................               Electrical Equipment                    14,740         242,069
                                                                                                                       -------------
                                                                                                                           1,366,030
                                                                                                                       -------------


12 | Annual Report

TEMPLETON INSTITUTIONAL FUNDS, INC.

------------------------------------------------------------------------------------------------------------------------------------
        FOREIGN SMALLER COMPANIES SERIES                                    INDUSTRY                       SHARES          VALUE
------------------------------------------------------------------------------------------------------------------------------------
        COMMON STOCKS (CONTINUED)
        FINLAND 3.6%
        Amer Sports Corp. Ltd. ........................           Leisure Equipment & Products               109,180   $   2,033,146
        Huhtamaki OYJ .................................              Containers & Packaging                   67,870       1,117,639
        KCI Konecranes OYJ ............................                    Machinery                          10,390         511,934
        Metso OYJ .....................................                    Machinery                          38,740       1,060,338
                                                                                                                       -------------
                                                                                                                           4,723,057
                                                                                                                       -------------
        GERMANY 2.2%
        Celesio AG ....................................         Health Care Providers & Services               5,490         471,072
    (a) Jenoptik AG ...................................     Semiconductors & Semiconductor Equipment         118,490       1,071,696
        Vossloh AG ....................................                    Machinery                          28,030       1,370,803
                                                                                                                       -------------
                                                                                                                           2,913,571
                                                                                                                       -------------
        HONG KONG 6.8%
        Asia Satellite Telecommunications Holdings Ltd.      Diversified Telecommunication Services          318,000         563,928
        Dah Sing Financial Holdings Ltd. ..............                 Commercial Banks                     137,600         956,535
        Fountain Set Holdings Ltd. ....................         Textiles Apparel & Luxury Goods            1,400,000         645,503
        Giordano International Ltd. ...................                 Specialty Retail                   1,694,000         950,378
        Hang Lung Group Ltd. ..........................                   Real Estate                        355,000         753,161
        Hopewell Holdings Ltd. ........................          Transportation Infrastructure               384,000         963,263
        Lerado Group Holdings Co. Ltd. ................           Leisure Equipment & Products             3,815,186         228,804
        Ngai Lik Industrial Holding Ltd. ..............                Household Durables                  2,832,000         372,552
        Techtronic Industries Co. Ltd. ................                Household Durables                    680,000       1,618,077
        Texwinca Holdings Ltd. ........................         Textiles Apparel & Luxury Goods              667,000         481,734
        Yue Yuen Industrial Holdings Ltd. .............         Textiles Apparel & Luxury Goods              501,000       1,398,909
                                                                                                                       -------------
                                                                                                                           8,932,844
                                                                                                                       -------------
        INDIA 1.7%
        Satyam Computer Services Ltd. .................                   IT Services                         48,680         798,224
        Tata Motors Ltd., ADR .........................                    Machinery                          96,770       1,390,585
                                                                                                                       -------------
                                                                                                                           2,188,809
                                                                                                                       -------------
        INDONESIA 0.5%
        PT Indosat Tbk ................................      Diversified Telecommunication Services        1,215,400         686,213
                                                                                                                       -------------
        ISRAEL 1.0%
    (a) Orbotech Ltd. .................................        Electronic Equipment & Instruments             54,930       1,316,672
                                                                                                                       -------------
        JAPAN 5.8%
        Japan Airport Terminal Co. Ltd. ...............          Transportation Infrastructure                80,000         753,029
        MEITEC Corp. ..................................          Commercial Services & Supplies               51,500       1,666,780
        Nichii Gakkan Co. .............................         Health Care Providers & Services              26,900         683,724
        Sangetsu Co. Ltd. .............................                Household Durables                     29,300         781,962
        Sohgo Security Services Co. Ltd. ..............          Commercial Services & Supplies              130,100       1,989,583
        Tokyo Individualized Educational Institute Inc.          Diversified Consumer Services               168,840       1,808,132
                                                                                                                       -------------
                                                                                                                           7,683,210
                                                                                                                       -------------
        LUXEMBOURG 0.4%
    (a) Thiel Logistik AG .............................                   IT Services                        149,260         515,968
                                                                                                                       -------------
        MEXICO 0.8%
        Grupo Aeroportuario del Sureste SA de CV, ADR .          Transportation Infrastructure                31,810       1,028,735
                                                                                                                       -------------


                                                              Annual Report | 13

TEMPLETON INSTITUTIONAL FUNDS, INC.

------------------------------------------------------------------------------------------------------------------------------------
        FOREIGN SMALLER COMPANIES SERIES                                    INDUSTRY                       SHARES          VALUE
------------------------------------------------------------------------------------------------------------------------------------
        COMMON STOCKS (CONTINUED)
        NETHERLANDS 8.1%
        Aalberts Industries NV ........................             Industrial Conglomerates                  34,657   $   1,840,137
        Arcadis NV ....................................            Construction & Engineering                 17,400         552,053
    (a) Draka Holding NV ..............................               Electrical Equipment                    88,180       1,381,105
(a),(b) Draka Holding NV, 144A ........................               Electrical Equipment                    15,715         246,133
        Imtech NV .....................................            Construction & Engineering                 38,000       1,237,123
        Oce NV ........................................                Office Electronics                     49,460         713,764
        OPG Groep NV ..................................         Health Care Providers & Services              24,110       1,721,120
        SBM Offshore NV ...............................           Energy Equipment & Services                 12,950       1,046,331
        Vedior NV .....................................          Commercial Services & Supplies              132,640       1,965,964
                                                                                                                       -------------
                                                                                                                          10,703,730
                                                                                                                       -------------
        NORWAY 1.1%
        Prosafe ASA ...................................           Energy Equipment & Services                 33,920       1,439,801
                                                                                                                       -------------
        RUSSIA 0.4%
(a),(b) Pyaterochka Holding NV, GDR, 144A .............             Food & Staples Retailing                  36,528         529,656
                                                                                                                       -------------
        SINGAPORE 2.2%
        Huan Hsin Holdings Ltd. .......................        Electronic Equipment & Instruments          1,516,000         606,236
        OSIM International Ltd. .......................                 Specialty Retail                     977,800         934,906
        Venture Corp. Ltd. ............................        Electronic Equipment & Instruments            131,000       1,087,104
        Want Want Holdings Ltd. .......................                  Food Products                       226,000         224,870
                                                                                                                       -------------
                                                                                                                           2,853,116
                                                                                                                       -------------
        SOUTH KOREA 7.0%
        Bank of Pusan .................................                 Commercial Banks                     186,080       2,447,206
    (a) Dae Duck Electronics Co. Ltd. .................        Electronic Equipment & Instruments              7,700          69,548
        Daegu Bank Co. Ltd. ...........................                 Commercial Banks                     163,580       2,484,143
        Halla Climate Control Co. Ltd. ................                 Auto Components                      118,420       1,445,723
        Hansol Paper Co. Ltd. .........................             Paper & Forest Products                  158,770       2,765,671
                                                                                                                       -------------
                                                                                                                           9,212,291
                                                                                                                       -------------
        SPAIN 1.8%
        Sol Melia SA ..................................          Hotels, Restaurants & Leisure                91,738       1,166,408
        Transportes Azkar SA ..........................             Air Freight & Logistics                  137,090       1,267,516
                                                                                                                       -------------
                                                                                                                           2,433,924
                                                                                                                       -------------
        SWEDEN 2.3%
        D. Carnegie & Co. AB ..........................                 Capital Markets                      115,310       1,697,976
        Kungsleden AB .................................                   Real Estate                         45,840       1,326,940
                                                                                                                       -------------
                                                                                                                           3,024,916
                                                                                                                       -------------
        SWITZERLAND 4.2%
        Gurit Heberlein AG, Br. .......................                    Chemicals                           1,340       1,325,975
    (a) Kuoni Reisen Holding AG, B ....................          Hotels, Restaurants & Leisure                 2,590       1,072,472
        SIG Holding AG ................................                    Machinery                           4,010         876,019
        Verwaltungs-und Privat-Bank AG ................                 Capital Markets                        6,130       1,026,061
        Vontobel Holding AG ...........................                 Capital Markets                       40,680       1,254,074
                                                                                                                       -------------
                                                                                                                           5,554,601
                                                                                                                       -------------


14 | Annual Report

TEMPLETON INSTITUTIONAL FUNDS, INC.

------------------------------------------------------------------------------------------------------------------------------------
        FOREIGN SMALLER COMPANIES SERIES                                    INDUSTRY                       SHARES          VALUE
------------------------------------------------------------------------------------------------------------------------------------
        COMMON STOCKS (CONTINUED)
        TAIWAN 5.3%
        AcBel Polytech Inc. ...........................               Electrical Equipment                 1,779,988   $     970,612
        D-Link Corp. ..................................             Communications Equipment               1,932,200       2,213,173
        Fu Sheng Industrial Co. Ltd. ..................             Industrial Conglomerates                 880,200       1,120,813
        Giant Manufacturing Co. .......................           Leisure Equipment & Products               515,000         996,222
        KYE Systems Corp. .............................             Computers & Peripherals                1,234,840       1,040,115
        Taiwan Fu Hsing ...............................                Building Products                     617,110         695,568
                                                                                                                       -------------
                                                                                                                           7,036,503
                                                                                                                       -------------
        THAILAND 2.3%
        BEC World Public Co. Ltd., fgn. ...............                      Media                         1,658,200         553,744
        Glow Energy Public Co. Ltd., fgn. .............   Independent Power Producers & Energy Traders       708,000         402,106
    (b) Glow Energy Public Co. Ltd., fgn., 144A .......   Independent Power Producers & Energy Traders     1,271,300         722,030
    (a) Total Access Communication Public Co. Ltd. ....       Wireless Telecommunication Services            410,000       1,328,400
                                                                                                                       -------------
                                                                                                                           3,006,280
                                                                                                                       -------------
        UNITED KINGDOM 9.2%
        Bodycote International PLC ....................                    Machinery                         441,480       1,686,188
    (b) Bodycote International PLC, 144A ..............                    Machinery                          35,200         134,443
        Burberry Group PLC ............................         Textiles Apparel & Luxury Goods              156,510       1,157,178
    (a) Cambridge Antibody Technology Group PLC .......                  Biotechnology                        66,350         797,351
        DS Smith PLC ..................................              Containers & Packaging                  360,250       1,028,855
        DX Services PLC ...............................             Air Freight & Logistics                  174,330       1,022,748
        Electrocomponents PLC .........................        Electronic Equipment & Instruments            209,920       1,014,851
        Game Group PLC ................................                 Specialty Retail                   1,122,180       1,380,418
        Homeserve PLC .................................          Commercial Services & Supplies               69,716       1,452,508
        John Wood Group PLC ...........................           Energy Equipment & Services                353,390       1,240,299
        Yule Catto & Company PLC ......................                    Chemicals                         251,110       1,136,218
                                                                                                                       -------------
                                                                                                                          12,051,057
                                                                                                                       -------------
        TOTAL COMMON STOCKS (COST $95,169,291) ........                                                                  120,004,842
                                                                                                                       -------------
        PREFERRED STOCKS 1.2%
        BRAZIL 0.4%
        Aracruz Celulose SA, ADR, pfd. ................             Paper & Forest Products                   13,370         534,934
                                                                                                                       -------------
        GERMANY 0.8%
        Hugo Boss AG, pfd. ............................         Textiles Apparel & Luxury Goods               29,430       1,036,162
                                                                                                                       -------------
        TOTAL PREFERRED STOCKS (COST $847,627) ........                                                                    1,571,096
                                                                                                                       -------------


                                                              Annual Report | 15

TEMPLETON INSTITUTIONAL FUNDS, INC.

------------------------------------------------------------------------------------------------------------------------------------
        FOREIGN SMALLER COMPANIES SERIES                                                             PRINCIPAL AMOUNT      VALUE
------------------------------------------------------------------------------------------------------------------------------------
        SHORT TERM INVESTMENTS (COST $9,499,757) 7.2%
        UNITED STATES 7.2%
    (c) U.S. Treasury Bills, 1/12/06 - 3/30/06 ........                  United States                   $ 9,572,000   $   9,502,623
                                                                                                                       -------------
        TOTAL INVESTMENTS
          (COST $105,516,675) 99.6% ...................                                                                  131,078,561
        OTHER ASSETS, LESS LIABILITIES 0.4% ...........                                                                      488,487
                                                                                                                       -------------
        NET ASSETS 100.0% .............................                                                                $ 131,567,048
                                                                                                                       =============

SELECTED PORTFOLIO ABBREVIATIONS

ADR - American Depository Receipt

GDR - Global Depository Receipt

(a)   Non-income producing.

(b) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund's Board of Directors. At December 31, 2005, the aggregate value of these securities was $2,913,409, representing 2.21% of net assets.

(c)   The security is traded on a discount basis with no stated coupon rate.


16 | See notes to financial statements. | Annual Report

TEMPLETON INSTITUTIONAL FUNDS, INC.

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2005

                                                                             ----------------
                                                                              FOREIGN SMALLER
                                                                             COMPANIES SERIES
                                                                             ----------------
Assets:
 Investments in securities:
  Cost ..................................................................    $    105,516,675
                                                                             ================
  Value .................................................................    $    131,078,561
 Cash ...................................................................               7,828
 Foreign currency, at value (cost $473,709) .............................             456,913
 Receivables:
  Investment securities sold ............................................               4,993
  Capital shares sold ...................................................               7,000
  Dividends .............................................................             160,443
                                                                             ----------------
      Total assets ......................................................         131,715,738
                                                                             ----------------
Liabilities:
 Payables:
  Investment securities purchased .......................................               5,679
  Capital shares redeemed ...............................................                 140
  Affiliates ............................................................             115,298
 Accrued expenses and other liabilities .................................              27,573
                                                                             ----------------
      Total liabilities .................................................             148,690
                                                                             ----------------
        Net assets, at value ............................................    $    131,567,048
                                                                             ================
Net assets consist of:
 Paid-in capital ........................................................    $    105,475,709
 Distributions in excess of net investment income .......................             (15,899)
 Net unrealized appreciation (depreciation) .............................          25,543,064
 Accumulated net realized gain (loss) ...................................             564,174
                                                                             ----------------
        Net assets, at value ............................................    $    131,567,048
                                                                             ================
Shares Outstanding ......................................................           7,238,369
                                                                             ================
Net asset value per share(a) ............................................    $          18.18
                                                                             ================

(a) Redemption price is equal to net asset value less contingent deferred sales charges, if applicable, and redemption fees retained by the Fund.


                         Annual Report | See notes to financial statements. | 17

TEMPLETON INSTITUTIONAL FUNDS, INC.

STATEMENT OF OPERATIONS
for the year ended December 31, 2005

                                                                             ----------------
                                                                              FOREIGN SMALLER
                                                                             COMPANIES SERIES
                                                                             ----------------
Investment income:
 Dividends (net of foreign taxes of $316,372) ...........................    $      3,303,381
 Interest (net of foreign taxes of $66) .................................             272,112
 Other income (Note 8) ..................................................                  31
                                                                             ----------------
      Total investment income ...........................................           3,575,524
                                                                             ----------------
Expenses:
 Management fees (Note 3a) ..............................................             873,615
 Administrative fees (Note 3b) ..........................................             232,965
 Transfer agent fees (Note 3c) ..........................................              13,800
 Custodian fees (Note 4) ................................................              49,842
 Reports to shareholders ................................................              20,200
 Registration and filing fees ...........................................              19,250
 Professional fees ......................................................              26,715
 Directors' fees and expenses ...........................................               6,100
 Other ..................................................................               7,500
                                                                             ----------------
      Total expenses ....................................................           1,249,987
      Expense reductions (Note 4) .......................................              (2,165)
      Expenses waived/paid by affiliates (Note 3d) ......................            (142,054)
                                                                             ----------------
        Net expenses ....................................................           1,105,768
                                                                             ----------------
          Net investment income .........................................           2,469,756
                                                                             ----------------
Realized and unrealized gains (losses):
 Net realized gain (loss) from:
  Investments ...........................................................           6,108,227
  Foreign currency transactions .........................................              23,509
                                                                             ----------------
        Net realized gain (loss) ........................................           6,131,736
                                                                             ----------------
 Net change in unrealized appreciation (depreciation) on:
  Investments ...........................................................           5,924,625
  Translation of assets and liabilities denominated in foreign currencies             (39,817)
 Change in deferred taxes on unrealized appreciation ....................               3,698
                                                                             ----------------
        Net change in unrealized appreciation (depreciation) ............           5,888,506
                                                                             ----------------
Net realized and unrealized gain (loss) .................................          12,020,242
                                                                             ----------------
Net increase (decrease) in net assets resulting from operations .........    $     14,489,998
                                                                             ================


18 | See notes to financial statements. | Annual Report

TEMPLETON INSTITUTIONAL FUNDS, INC.

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                        --------------------------------
                                                                                        FOREIGN SMALLER COMPANIES SERIES
                                                                                            YEAR ENDED DECEMBER 31,
                                                                                        --------------------------------
                                                                                             2005              2004
                                                                                        --------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income  ............................................................   $    2,469,756     $     711,332
  Net realized gain (loss) from investments and foreign currency transactions .......        6,131,736         3,073,095
  Net change in unrealized appreciation (depreciation) on investments, translation of
    assets and liabilities denominated in foreign currencies, and deferred taxes ....        5,888,506        10,403,294
                                                                                        --------------------------------
     Net increase (decrease) in net assets resulting from operations ................       14,489,998        14,187,721
                                                                                        --------------------------------
 Distributions to shareholders from:
  Net investment income .............................................................       (2,471,905)         (752,060)
  Net realized gains ................................................................       (6,793,091)       (2,184,958)
                                                                                        --------------------------------
 Total distributions to shareholders ................................................       (9,264,996)       (2,937,018)
                                                                                        --------------------------------

 Capital share transactions (Note 2) ................................................       28,847,120        52,661,504
                                                                                        --------------------------------
 Redemption fees ....................................................................                3                --
                                                                                        --------------------------------
     Net increase (decrease) in net assets ..........................................       34,072,125        63,912,207
Net assets:
 Beginning of year ..................................................................       97,494,923        33,582,716
                                                                                        --------------------------------
 End of year ........................................................................   $  131,567,048     $  97,494,923
                                                                                        ================================
Distributions in excess of net investment income included in net assets:
 End of year ........................................................................   $      (15,899)    $     (36,766)
                                                                                        ================================


                         Annual Report | See notes to financial statements. | 19

TEMPLETON INSTITUTIONAL FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS

FOREIGN SMALLER COMPANIES SERIES

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Templeton Institutional Funds, Inc. (TIFI) is registered under the Investment Company Act of 1940 as an open-end investment company, consisting of four separate series. The Foreign Smaller Companies Series (the Fund) included in this report is diversified. The financial statements of the remaining funds in the series are presented separately.

The following summarizes the Fund's significant accounting policies.

A. SECURITY VALUATION

Securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market.

Government securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund may utilize independent pricing services, quotations from bond dealers, and information with respect to bond and note transactions, to assist in determining a current market value for each security. The Fund's pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, option adjusted spread models, prepayment projections, interest rate spreads and yield curves, to determine current value.

Foreign securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. If no sale is reported at that time, the foreign security will be valued within the range of the most recent quoted bid and ask prices. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the foreign security is determined.

The Fund has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into


20 | Annual Report

TEMPLETON INSTITUTIONAL FUNDS, INC.

FOREIGN SMALLER COMPANIES SERIES

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

A. SECURITY VALUATION (CONTINUED)

question the availability (including the reliability) of the value of a portfolio security held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Fund's Board of Directors.

B. FOREIGN CURRENCY TRANSLATION

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Fund's Board of Directors.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments on the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

C. FOREIGN CURRENCY CONTRACTS

When the Fund purchases or sells foreign securities it may enter into foreign exchange contracts to minimize foreign exchange risk from the trade date to the settlement date of the transactions. A foreign exchange contract is an agreement between two parties to exchange different currencies at an agreed upon exchange rate on a specified date. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations.

The risks of these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the possible inability of the counterparties to fulfill their obligations under the contracts, which may be in excess of the amount reflected in the Statement of Assets and Liabilities.


                                                              Annual Report | 21

TEMPLETON INSTITUTIONAL FUNDS, INC.

FOREIGN SMALLER COMPANIES SERIES

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

D. INCOME TAXES AND DEFERRED TAXES

No provision has been made for U.S. income taxes because the Fund's policy is to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute to shareholders substantially all of its taxable income and net realized gains.

The Fund is subject to a tax imposed on net realized gains on securities of certain foreign countries. The Fund records an estimated deferred tax liability for net unrealized gains on these securities in an amount that would be payable if the securities were disposed of on the valuation date.

Foreign securities held by the Fund may be subject to foreign taxation. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests.

E. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recognized as soon as the Fund is notified of the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with generally accepted accounting principles. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by TIFI are allocated among the Funds based on the ratio of net assets of each Fund to the combined net assets of TIFI. Fund specific expenses are charged directly to the fund that incurred the expense.

F. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.


22 | Annual Report

TEMPLETON INSTITUTIONAL FUNDS, INC.

FOREIGN SMALLER COMPANIES SERIES

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

G. REDEMPTION FEES

A short term trading redemption fee will be imposed, with some exceptions, on any Fund shares that are redeemed or exchanged within seven calendar days following their purchase date. The redemption fee is 2% of the amount redeemed. Prior to March 1, 2005, the redemption fee was 1% of the amount redeemed. Such fees are retained by the Fund and accounted for as an addition to paid-in capital.

H. GUARANTEES AND INDEMNIFICATIONS

Under the Fund's organizational documents, its officers and directors are indemnified by the Fund against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

2. CAPITAL STOCK

At December 31, 2005, there were 1.14 billion shares authorized ($0.01 par value) for TIFI, of which 60 million have been classified as Fund shares. Transactions in the Fund's shares were as follows:

                                  ----------------------------------------------------
                                                YEAR ENDED DECEMBER 31,
                                            2005                       2004
                                  ----------------------------------------------------
                                   SHARES        AMOUNT        SHARES        AMOUNT
                                  ----------------------------------------------------
Shares sold ...................   1,496,864   $ 25,920,894    3,247,849   $ 51,064,194
Shares issued in reinvestment
 of distributions .............     447,719      8,097,280      149,768      2,467,773
Shares redeemed ...............    (292,789)    (5,171,054)     (54,830)      (870,463)
                                  ----------------------------------------------------
Net increase (decrease) .......   1,651,794   $ 28,847,120    3,342,787   $ 52,661,504
                                  ====================================================

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and directors of the Fund are also officers and/or directors of the following subsidiaries:


                                                              Annual Report | 23

TEMPLETON INSTITUTIONAL FUNDS, INC.

FOREIGN SMALLER COMPANIES SERIES

3. TRANSACTIONS WITH AFFILIATES (CONTINUED)

--------------------------------------------------------------------------------------
SUBSIDIARY                                                      AFFILIATION
--------------------------------------------------------------------------------------
Templeton Investment Counsel, LLC (TIC)                         Investment manager
Franklin Templeton Investment Management Limited (FTIML)        Investment manager
Franklin Templeton Services, LLC (FT Services)                  Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)            Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)   Transfer agent

A. MANAGEMENT FEES

The Fund pays an investment management fee to TIC based on the average daily net assets of the Fund as follows:

--------------------------------------------------------------------------------
ANNUALIZED FEE RATE         NET ASSETS
--------------------------------------------------------------------------------
      0.750%                Up to and including $1 billion
      0.730%                Over $1 billion, up to and including $5 billion
      0.710%                Over $5 billion, up to and including $10 billion
      0.690%                Over $10 billion, up to and including $15 billion
      0.670%                Over $15 billion, up to and including $20 billion
      0.650%                In excess of $20 billion

Under a subadvisory agreement effective October 18, 2005, FTIML, an affiliate of TIC, provides subadvisory services to the Fund and receives from TIC fees based on the average daily net assets of the Fund. Prior to July 20, 2005, Franklin Templeton Investments (Asia) Limited, an affiliate of TIC, provided subadvisory services to the Fund and received from TIC fees based on the average daily net assets of the Fund

B. ADMINISTRATIVE FEES

The Fund pays an administrative fee to FT Services of 0.20% per year of the Fund's average daily net assets.

C. TRANSFER AGENT FEES

The Fund paid transfer agent fees of $13,800, of which $8,651 was retained by Investor Services.

D. VOLUNTARY WAIVER AND EXPENSE REIMBURSEMENT

FT Services agreed in advance to voluntarily waive a portion of administrative fees through April 30, 2006, as noted in the Statement of Operations. Additionally, TIC agreed in advance to voluntarily waive a portion of management fees through April 30, 2006, as noted in the Statement of Operations. Total expenses waived by FT Services and TIC are not subject to reimbursement by the Fund subsequent to the Fund's fiscal year end.


24 | Annual Report

TEMPLETON INSTITUTIONAL FUNDS, INC.

FOREIGN SMALLER COMPANIES SERIES

4. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the year ended December 31, 2005, the custodian fees were reduced as noted in the Statement of Operations.

5. INCOME TAXES

The tax character of distributions paid during the years ended December 31, 2005 and 2004, was as follows:

                                      -----------------------------
                                         2005               2004
                                      -----------------------------
Distributions paid from:
 Ordinary income..................    $ 5,361,453       $ 1,758,770
 Long term capital gain...........      3,903,543         1,178,248
                                      -----------------------------
                                      $ 9,264,996       $ 2,937,018
                                      =============================

Net investment income differs for financial statement and tax purposes primarily due to differing treatments of foreign currency transactions, passive foreign investment company shares and organizational costs.

Net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatments of wash sales and foreign currency transactions.

At December 31, 2005, the cost of investments, net unrealized appreciation (depreciation), undistributed ordinary income and undistributed long term capital gains for income tax purposes were as follows:

Cost of investments................................         $ 105,850,734
                                                            =============

Unrealized appreciation ...........................         $  30,172,924
Unrealized depreciation ...........................            (4,945,097)
                                                            -------------
Net unrealized appreciation (depreciation) ........         $  25,227,827
                                                            =============

Undistributed ordinary income .....................         $     293,293
Undistributed long term capital gains .............               589,325
                                                            -------------
Distributable earnings ............................         $     882,618
                                                            =============

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short term securities) for the year ended December 31, 2005, aggregated $53,231,100 and $26,133,638, respectively.


                                                              Annual Report | 25

TEMPLETON INSTITUTIONAL FUNDS, INC.

FOREIGN SMALLER COMPANIES SERIES

7. CONCENTRATION OF RISK

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

8. REGULATORY MATTERS

As part of various investigations by a number of federal, state, and foreign regulators and governmental entities, relating to certain practices in the mutual fund industry, including late trading, market timing and marketing support payments to securities dealers who sell fund shares, Franklin Resources, Inc. and certain of its subsidiaries (collectively, the "Company"), entered into settlements with certain of those regulators.

Specifically, the Company entered into settlements with the Securities and Exchange Commission ("SEC") concerning market timing (the "August 2, 2004 SEC Order") and marketing support payments to securities dealers who sell fund shares (the "December 13, 2004 SEC Order") and with the California Attorney General's Office ("CAGO") concerning marketing support payments to securities dealers who sell fund shares (the "CAGO Settlement"). Under the terms of the settlements with the SEC and the CAGO, the Company retained an Independent Distribution Consultant ("IDC") to develop a plan for distribution of the respective settlement monies. The CAGO approved the distribution plan under the CAGO Settlement and, in accordance with the terms and conditions of that settlement, the monies were disbursed to the relevant funds and are recorded as other income in the current period. The SEC has not yet approved the distribution plan pertaining to the December 13, 2004 SEC Order. When approved, disbursements of settlement monies will be made promptly to the relevant funds, in accordance with the terms and conditions of that order. The IDC continues to develop the plan of distribution under the August 2, 2004 SEC Order that resolved the SEC's market timing investigation.

In addition, the Company, as well as most of the mutual funds within Franklin Templeton Investments and certain current or former officers, directors, and/or employees, have been named in private lawsuits (styled as shareholder class actions, or as derivative actions on behalf of either the named funds or Franklin Resources, Inc.) relating to the industry practices referenced above, as well as to allegedly excessive advisory fees, commissions, and/or 12b-1 fees. The lawsuits were filed in different courts throughout the country. Many of those suits are now pending in a multi-district litigation in the United States District Court for the District of Maryland.


26 | Annual Report

TEMPLETON INSTITUTIONAL FUNDS, INC.

FOREIGN SMALLER COMPANIES SERIES

8. REGULATORY MATTERS (CONTINUED)

The Company and fund management strongly believe that the claims made in each of the private lawsuits referenced above are without merit and intends to defend against them vigorously. The Company cannot predict with certainty the eventual outcome of these lawsuits, nor whether they will have a material negative impact on the Company. If it is determined that the Company bears responsibility for any unlawful or inappropriate conduct that caused losses to the Fund, it is committed to making the Fund or its shareholders whole, as appropriate.


                                                              Annual Report | 27

TEMPLETON INSTITUTIONAL FUNDS, INC.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF DIRECTORS AND SHAREHOLDERS OF TEMPLETON INSTITUTIONAL FUNDS, INC. - FOREIGN SMALLER COMPANIES SERIES

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Foreign Smaller Companies Series (one of the funds constituting the Templeton Institutional Funds, Inc., hereafter referred to as the "Fund") at December 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2005 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP

San Francisco, California
February 10, 2006


28 | Annual Report

TEMPLETON INSTITUTIONAL FUNDS, INC.

TAX DESIGNATION (UNAUDITED)

FOREIGN SMALLER COMPANIES SERIES

Under Section 852(b)(3)(C) of the Internal Revenue Code (Code), the Fund designates the maximum amount allowable but no less than $3,933,360 as a capital gain dividend for the fiscal year ended December 31, 2005.

Under Section 854(b)(2) of the Code, the Fund designates the maximum amount allowable but no less than $2,473,428 as qualified dividends for purposes of the maximum rate under Section 1(h)(11) of the Code for the fiscal year ended December 31, 2005. In January 2006, shareholders will receive Form 1099-DIV which will include their share of qualified dividends distributed during the calendar year 2005. Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their individual income tax returns.

Under Section 871(k)(1)(C) of the Code, the Fund designates the maximum amount allowable but no less than $271,847 as interest-related dividends for purposes of the tax imposed under Section 871(a)(1)(A) of the Code for the fiscal year ended December 31, 2005.

Under Section 871(k)(2)(C) of the Code, the Fund designates the maximum amount allowable but no less than $2,175,434 as a short-term capital gain dividend for purposes of the tax imposed under Section 871(a)(1)(A) of the Code for the fiscal year ended December 31, 2005.

At December 31, 2005, more than 50% of the Fund's total assets were invested in securities of foreign issuers. In most instances, foreign taxes were withheld from dividends paid to the Fund on these investments. As shown in the table below, the Fund designates to shareholders the foreign source income and foreign taxes paid as allowed, pursuant to Section 853 of the Code. This designation will allow shareholders of record on December 15, 2005, to treat their proportionate share of foreign taxes paid by the Fund as having been paid directly by them. The shareholder shall consider these amounts as foreign taxes paid in the tax year in which they receive the Fund distribution.

The following table provides a detailed analysis, by country, of foreign tax paid, foreign source income, and foreign qualified dividends as designated by the Fund to shareholders of record.


                                                              Annual Report | 29

TEMPLETON INSTITUTIONAL FUNDS, INC.

FOREIGN SMALLER COMPANIES SERIES

Record Date: 12/15/2005

--------------------------------------------------------------------------------
                             FOREIGN TAX      FOREIGN              FOREIGN
                                PAID       SOURCE INCOME     QUALIFIED DIVIDENDS
COUNTRY                       PER SHARE      PER SHARE            PER SHARE
--------------------------------------------------------------------------------
Australia..................    $ 0.0024       $ 0.0360             $ 0.0360
Belgium....................      0.0009         0.0048               0.0048
Brazil.....................      0.0003         0.0051               0.0000
Canada.....................      0.0059         0.0947               0.0788
China......................      0.0000         0.0201               0.0000
Denmark....................      0.0002         0.0012               0.0012
Finland....................      0.0038         0.0207               0.0207
Germany....................      0.0017         0.0094               0.0037
Hong Kong..................      0.0000         0.0357               0.0000
India......................      0.0000         0.0041               0.0041
Indonesia..................      0.0004         0.0023               0.0023
Japan......................      0.0012         0.0139               0.0139
Mexico.....................      0.0000         0.0027               0.0027
Netherlands................      0.0042         0.0230               0.0230
Norway.....................      0.0017         0.0091               0.0091
Singapore..................      0.0000         0.0080               0.0000
South Korea................      0.0038         0.0188               0.0188
Spain......................      0.0008         0.0044               0.0044
Sweden.....................      0.0031         0.0171               0.0171
Switzerland................      0.0017         0.0175               0.0175
Taiwan.....................      0.0130         0.0458               0.0000
Thailand...................      0.0005         0.0044               0.0044
United Kingdom.............      0.0000         0.0311               0.0311
                               -------------------------------------------------
TOTAL......................    $ 0.0456       $ 0.4299             $ 0.2936
                               =================================================

Foreign Tax Paid per Share (Column 1) is the amount per share available to you, as a tax credit (assuming you held your shares in the Fund for a minimum of 16 days during the 31-day period beginning 15 days before the ex-dividend date of the Fund's distribution to which the foreign taxes relate), or as a tax deduction.

Foreign Source Income per Share (Column 2) is the amount per share of income dividends paid to you that is attributable to foreign securities held by the Fund, plus any foreign taxes withheld on these dividends. The amounts reported include foreign source qualified dividends that have not been adjusted for the rate differential applicable to such dividend income.(1)

Foreign Qualified Dividends per Share (Column 3) is the amount per share of foreign source qualified dividends the Fund paid to you, plus any foreign taxes withheld on these dividends. These amounts represent the portion of the Foreign Source Income reported to you in column 2 that were derived from qualified foreign securities held by the Fund.(1)


30 | Annual Report

TEMPLETON INSTITUTIONAL FUNDS, INC.

FOREIGN SMALLER COMPANIES SERIES

In January 2006, shareholders will receive Form 1099-DIV which will include their share of taxes paid and foreign source income distributed during the calendar year 2005. The Foreign Source Income reported on Form 1099-DIV has not been adjusted for the rate differential on foreign source qualified dividend income. Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their 2005 individual income tax returns.

(1) Qualified dividends are taxed at a maximum rate of 15% (5% for those in the 10% and 15% income tax brackets). In determining the amount of foreign tax credit that may be applied against the U.S. tax liability of individuals receiving foreign source qualified dividends, adjustments may be required to the foreign tax credit limitation calculation to reflect the rate differential applicable to such dividend income. The rules however permit certain individuals to elect not to apply the rate differential adjustments for capital gains and/or dividends for any taxable year. Please consult your tax advisor and the instructions to Form 1116 for more information.


                                                              Annual Report | 31

TEMPLETON INSTITUTIONAL FUNDS, INC.

BOARD MEMBERS AND OFFICERS

The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the Fund, principal occupations during the past five years and number of portfolios overseen in the Franklin Templeton Investments fund complex are shown below. Each board member will serve until that person's successor is elected and qualified.

INDEPENDENT BOARD MEMBERS


------------------------------------------------------------------------------------------------------------------------------------
                                                                    NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                              LENGTH OF          FUND COMPLEX OVERSEEN
AND ADDRESS                      POSITION        TIME SERVED        BY BOARD MEMBER*           OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
HARRIS J. ASHTON (1932)          Director        Since 1992         140                        Director, Bar-S Foods
500 East Broward Blvd.                                                                         (meat packing company).
Suite 2100
Fort Lauderdale, FL 33394-3091
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Director of various companies; and FORMERLY, Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief
Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).
------------------------------------------------------------------------------------------------------------------------------------
FRANK J. CROTHERS (1944)         Director        Since 1990         20                         None
500 East Broward Blvd.
Suite 2100
Fort Lauderdale, FL 33394-3091
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Chairman, Island Corporate Holdings Ltd.; Director and Vice Chairman, Caribbean Utilities Co. Ltd.; Director, Provo Power Company
Ltd.; director of various other business and nonprofit organizations; and FORMERLY, Chairman, Atlantic Equipment & Power Ltd.
------------------------------------------------------------------------------------------------------------------------------------
S. JOSEPH FORTUNATO (1932)       Director        Since 1992         141                        None
500 East Broward Blvd.
Suite 2100
Fort Lauderdale, FL 33394-3091
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Attorney; and FORMERLY, member of the law firm of Pitney, Hardin, Kipp & Szuch (until 2002) (Consultant (2003)).
------------------------------------------------------------------------------------------------------------------------------------
EDITH E. HOLIDAY (1952)          Director        Since 1996         136                        Director, Amerada Hess Corporation
500 East Broward Blvd.                                                                         (exploration and refining of oil and
Suite 2100                                                                                     gas), H.J. Heinz Company (processed
Fort Lauderdale, FL 33394-3091                                                                 foods and allied products), RTI
                                                                                               International Metals, Inc.
                                                                                               (manufacture and distribution of
                                                                                               titanium), Canadian National Railway
                                                                                               (railroad), and White Mountains
                                                                                               Insurance Group, Ltd. (holding
                                                                                               company).
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Director or Trustee of various companies and trusts; and FORMERLY, Assistant to the President of the United States and Secretary of
the Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary and
Assistant Secretary for Public Affairs and Public Liaison-United States Treasury Department (1988-1989).
------------------------------------------------------------------------------------------------------------------------------------


32 | Annual Report

------------------------------------------------------------------------------------------------------------------------------------
                                                                    NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                              LENGTH OF          FUND COMPLEX OVERSEEN
AND ADDRESS                      POSITION        TIME SERVED        BY BOARD MEMBER*           OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
GORDON S. MACKLIN (1928)         Director        Since 1993         140                        Director, Martek Biosciences
500 East Broward Blvd.                                                                         Corporation, MedImmune, Inc.
Suite 2100                                                                                     (biotechnology), and Overstock.com
Fort Lauderdale, FL 33394-3091                                                                 (Internet services); and FORMERLY,
                                                                                               Director, MCI Communication
                                                                                               Corporation (subsequently known as
                                                                                               MCI WorldCom, Inc. and WorldCom,
                                                                                               Inc.) (communications services)
                                                                                               (1988-2002), White Mountains
                                                                                               Insurance Group, Ltd. (holding
                                                                                               company) (1987-2004) and Spacehab,
                                                                                               Inc. (aerospace services)
                                                                                               (1994-2003).
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Director of various companies; and FORMERLY, Deputy Chairman, White Mountains Insurance Group, Ltd. (holding company) (2001-2004);
Chairman, White River Corporation (financial services) (1993-1998) and Hambrecht & Quist Group (investment banking) (1987-1992);
and President, National Association of Securities Dealers, Inc. (1970-1987).
------------------------------------------------------------------------------------------------------------------------------------
DAVID W. NIEMIEC (1949)          Director        Since October      17                         Director, Emeritus Corporation
500 East Broward Blvd.                           2005                                          (assisted living).
Suite 2100
Fort Lauderdale, FL 33394-3091
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Advisor, Saratoga Partners (private equity fund); Director, various private companies; and FORMERLY, Managing Director, Saratoga
Partners (1998-2001); Managing Director, SBC Warburg Dillon Read (investment banking) (1997-1998); and Vice Chairman, Dillon, Read
& Co. Inc. (investment banking) (1991-1997); and Chief Financial Officer, Dillon, Read & Co. Inc. (1982-1997).
------------------------------------------------------------------------------------------------------------------------------------
FRANK A. OLSON (1932)            Director        Since 2003         103                        Director, White Mountains Insurance
500 East Broward Blvd.                                                                         Group, Ltd. (holding company),
Suite 2100                                                                                     Amerada Hess Corporation (exploration
Fort Lauderdale, FL 33394-3091                                                                 and refining of oil and gas) and
                                                                                               Sentient Jet (private jet service);
                                                                                               and FORMERLY, Director, Becton
                                                                                               Dickinson and Company (medical
                                                                                               technology), Cooper Industries,
                                                                                               Inc. (electrical products and tools
                                                                                               and hardware), Health Net, Inc.
                                                                                               (formerly, Foundation Health)
                                                                                               (integrated managed care), The
                                                                                               Hertz Corporation, Pacific
                                                                                               Southwest Airlines, The RCA
                                                                                               Corporation, Unicom (formerly,
                                                                                               Commonwealth Edison) and UAL
                                                                                               Corporation (airlines).
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Chairman Emeritus, The Hertz Corporation (car rental) (since 2000) (Chairman of the Board (1980-2000) and Chief Executive Officer
(1977-1999)); and FORMERLY, Chairman of the Board, President and Chief Executive Officer, UAL Corporation (airlines).
------------------------------------------------------------------------------------------------------------------------------------


                                                              Annual Report | 33

------------------------------------------------------------------------------------------------------------------------------------
                                                                    NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                              LENGTH OF          FUND COMPLEX OVERSEEN
AND ADDRESS                      POSITION        TIME SERVED        BY BOARD MEMBER*           OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
LARRY D. THOMPSON (1945)         Director        Since October      16                         None
500 East Broward Blvd.                           2005
Suite 2100
Fort Lauderdale, FL 33394-3091
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Senior Vice President - Government Affairs, General Counsel and Secretary, PepsiCo, Inc. (consumer products); and FORMERLY,
Director, Delta Airlines (aviation) (2003-2005) and Providian Financial Corp (1997-2001); Senior Fellow of the Brookings Institute
(2003-2004); Visiting Professor, University of Georgia School of Law (2004); and Deputy Attorney General, U.S. Department of
Justice (2001-2003).
------------------------------------------------------------------------------------------------------------------------------------
CONSTANTINE D. TSERETOPOULOS     Director        Since 1990         20                         None
(1954)
500 East Broward Blvd.
Suite 2100
Fort Lauderdale, FL 33394-3091
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Physician, Lyford Cay Hospital (1987-present); director of various nonprofit organizations; and FORMERLY, Cardiology Fellow,
University of Maryland (1985-1987) and Internal Medicine Resident, Greater Baltimore Medical Center (1982-1985).
------------------------------------------------------------------------------------------------------------------------------------


INTERESTED BOARD MEMBERS AND OFFICERS

------------------------------------------------------------------------------------------------------------------------------------
                                                                    NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                              LENGTH OF          FUND COMPLEX OVERSEEN
AND ADDRESS                      POSITION        TIME SERVED        BY BOARD MEMBER*           OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
**NICHOLAS F. BRADY (1930)       Director        Since 1993         15                         Director, Amerada Hess Corporation
500 East Broward Blvd.                                                                         (exploration and refining of oil and
Suite 2100                                                                                     gas), and Weatherford International,
Fort Lauderdale, FL 33394-3091                                                                 Ltd (oilfield products and servicing)
                                                                                               (2004-present); and FORMERLY,
                                                                                               Director, H.J. Heinz Company
                                                                                               (processed foods and allied products)
                                                                                               (1987-1988; 1993-2003); and Total
                                                                                               Logistics, Inc. (operating and
                                                                                               investment business) (until 2005).
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Chairman, Darby Overseas Investments, Ltd., Darby Technology Ventures Group, LLC (investment firms) and Franklin Templeton
Investment Funds (1994-present); Director, Templeton Capital Advisors Ltd.; and FORMERLY, Chairman, Darby Emerging Markets
Investments LDC (until 2004) and Templeton Emerging Markets Investment Trust PLC (until 2003); Secretary of the United States
Department of the Treasury (1988-1993); Chairman of the Board, Dillon, Read & Co. Inc. (investment banking) (until 1988); and U.S.
Senator, New Jersey (April 1982-December 1982).
------------------------------------------------------------------------------------------------------------------------------------


34 | Annual Report

------------------------------------------------------------------------------------------------------------------------------------
                                                                    NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                              LENGTH OF          FUND COMPLEX OVERSEEN
AND ADDRESS                      POSITION        TIME SERVED        BY BOARD MEMBER*           OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
**CHARLES B. JOHNSON (1933)      Director, Vice  Director and Vice  140                        None
One Franklin Parkway             President       President since
San Mateo, CA 94403-1906         and Chairman    1993 and
                                 of the Board    Chairman of the
                                                 Board since 1995
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Chairman of the Board, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Vice President, Franklin Templeton
Distributors, Inc.; Director, Fiduciary Trust Company International; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 42 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------
HARMON E. BURNS (1945)           Vice President  Since 1996         Not Applicable             Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Vice President and Director, Franklin
Templeton Distributors, Inc.; Executive Vice President, Franklin Advisers, Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 45 of the investment companies in Franklin
Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------
JAMES M. DAVIS (1952)            Chief           Since 2004         Not Applicable             Not Applicable
One Franklin Parkway             Compliance
San Mateo, CA 94403-1906         Officer
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Director, Global Compliance, Franklin Resources, Inc.; officer of 47 of the investment companies in Franklin Templeton Investments;
and FORMERLY, Director of Compliance, Franklin Resources, Inc. (1994-2001).
------------------------------------------------------------------------------------------------------------------------------------
JEFFREY A. EVERETT (1964)        Vice President  Since 2001         Not Applicable             Not Applicable
PO Box N-7759
Lyford Cay, Nassau, Bahamas
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
President and Director, Templeton Global Advisors Limited; and officer of 14 of the investment companies in Franklin Templeton
Investments.
------------------------------------------------------------------------------------------------------------------------------------
JIMMY D. GAMBILL (1947)          Senior Vice     Since 2002         Not Applicable             Not Applicable
500 East Broward Blvd.           President and
Suite 2100                       Chief
Fort Lauderdale, FL 33394-3091   Executive
                                 Officer -
                                 Finance and
                                 Administration
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
President, Franklin Templeton Services, LLC; Senior Vice President, Templeton Worldwide, Inc.; and officer of 47 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------
DAVID P. GOSS (1947)             Vice President  Since 2000         Not Applicable             Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Senior Associate General Counsel, Franklin Resources, Inc.; officer and director of one of the subsidiaries of Franklin Resources,
Inc.; officer of 47 of the investment companies in Franklin Templeton Investments; and FORMERLY, President, Chief Executive Officer
and Director, Property Resources Equity Trust (until 1999) and Franklin Select Realty Trust (until 2000).
------------------------------------------------------------------------------------------------------------------------------------


                                                              Annual Report | 35

------------------------------------------------------------------------------------------------------------------------------------
                                                                    NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                              LENGTH OF          FUND COMPLEX OVERSEEN
AND ADDRESS                      POSITION        TIME SERVED        BY BOARD MEMBER*           OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
BARBARA J. GREEN (1947)          Vice President  Since 2000         Not Applicable             Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice President, Deputy General Counsel and Secretary, Franklin Resources, Inc.; Secretary and Senior Vice President, Templeton
Worldwide, Inc.; Secretary, Franklin Advisers, Inc., Franklin Advisory Services, LLC, Franklin Investment Advisory Services, LLC,
Franklin Mutual Advisers, LLC, Franklin Templeton Alternative Strategies, Inc., Franklin Templeton Investor Services, LLC,
Franklin Templeton Services, LLC, Franklin Templeton Distributors, Inc., Templeton Investment Counsel, LLC, and Templeton/Franklin
Investment Services, Inc.; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 47 of the investment companies in Franklin Templeton Investments; and FORMERLY, Deputy Director, Division of Investment Management, Executive Assistant
and Senior Advisor to the Chairman, Counselor to the Chairman, Special Counsel and Attorney Fellow, U.S. Securities and Exchange
Commission (1986-1995); Attorney, Rogers & Wells (until 1986); and Judicial Clerk, U.S. District Court (District of Massachusetts)
(until 1979).
------------------------------------------------------------------------------------------------------------------------------------
RUPERT H. JOHNSON, JR. (1940)    Vice President  Since 1996         Not Applicable             Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Vice President and Director, Franklin
Templeton Distributors, Inc.; Director, Franklin Advisers, Inc.; Senior Vice President, Franklin Advisory Services, LLC; and
officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 45 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------
JOHN R. KAY (1940)               Vice President  Since 1994         Not Applicable             Not Applicable
500 East Broward Blvd.
Suite 2100
Fort Lauderdale, FL 33394-3091
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice President, Templeton Worldwide, Inc.; Assistant Vice President, Franklin Templeton Distributors, Inc.; Senior Vice President,
Franklin Templeton Services, LLC; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 32 of the investment companies in Franklin Templeton Investments; and FORMERLY, Vice President and Controller, Keystone Group, Inc.
------------------------------------------------------------------------------------------------------------------------------------
MICHAEL O. MAGDOL (1937)         Vice President  Since 2002         Not Applicable             Not Applicable
600 Fifth Avenue                 - AML
Rockefeller Center               Compliance
New York, NY 10020-2302
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice Chairman, Chief Banking Officer and Director, Fiduciary Trust Company International; Director, Franklin Templeton
Institutional Suisse S.A., Arch Chemicals, Inc. and Lingnan Foundation; and officer and/or director, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 45 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------


36 | Annual Report

------------------------------------------------------------------------------------------------------------------------------------
                                                                    NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                              LENGTH OF          FUND COMPLEX OVERSEEN
AND ADDRESS                      POSITION        TIME SERVED        BY BOARD MEMBER*           OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
MARK MOBIUS (1936)               Vice President  Since 1993         Not Applicable             Not Applicable
17th Floor,
The Chater House
8 Connaught Road
Central Hong Kong
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Portfolio Manager of various Templeton advisory affiliates; Managing Director, Templeton Asset Management Ltd.; Executive Vice
President and Director, Templeton Global Advisors Limited; and officer and/or director, as the case may be, of some of the subsidiaries of Franklin Resources, Inc. and of six of the investment companies in Franklin Templeton Investments; and FORMERLY,
President, International Investment Trust Company Limited (investment manager of Taiwan R.O.C. Fund) (1986-1987); and Director,
Vickers da Costa, Hong Kong (1983-1986).
------------------------------------------------------------------------------------------------------------------------------------
GARY P. MOTYL (1952)             President and   Since October      Not Applicable             Not Applicable
500 East Broward Blvd.           Chief           2005
Suite 2100                       Executive
Fort Lauderdale, FL 33394-3091   Officer -
                                 Investment
                                 Management
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
President, Templeton Investment Counsel, LLC; and officer and/or director of other subsidiaries of Franklin Resources, Inc.
------------------------------------------------------------------------------------------------------------------------------------
ROBERT C. ROSSELOT (1960)        Secretary       Since 2004         Not Applicable             Not Applicable
500 East Broward Blvd.
Suite 2100
Fort Lauderdale, FL 33394-3091
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Associate General Counsel and Assistant Secretary, Franklin Resources, Inc.; Vice President and Assistant Secretary, Templeton
Investment Counsel, LLC and Fiduciary Trust International of the South; officer of 14 of the investment companies in Franklin
Templeton Investments; and FORMERLY, Assistant General Counsel, The Prudential Insurance Company of America (1997-2001).
------------------------------------------------------------------------------------------------------------------------------------
GREGORY R. SEWARD (1956)         Treasurer       Since 2004         Not Applicable             Not Applicable
500 East Broward Blvd.
Suite 2100
Fort Lauderdale, FL 33394-3091
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice President, Franklin Templeton Services, LLC; officer of 16 of the investment companies in Franklin Templeton Investments; and
FORMERLY, Vice President, JPMorgan Chase (2000-2004) and American General Financial Group (1991-2000).
------------------------------------------------------------------------------------------------------------------------------------


                                                              Annual Report | 37

------------------------------------------------------------------------------------------------------------------------------------
                                                                    NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                              LENGTH OF          FUND COMPLEX OVERSEEN
AND ADDRESS                      POSITION        TIME SERVED        BY BOARD MEMBER*           OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
CRAIG S. TYLE (1960)             Vice President  Since October      Not Applicable             Not Applicable
One Franklin Parkway                             2005
San Mateo, CA 94403-1906
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
General Counsel and Executive Vice President, Franklin Resources, Inc.; officer of 47 of the investment companies in Franklin
Templeton Investments; and FORMERLY, Partner, Shearman & Sterling, LLP (2004-2005); and General Counsel, Investment Company
Institute (ICI) (1997-2004).
------------------------------------------------------------------------------------------------------------------------------------
GALEN G. VETTER (1951)           Chief           Since 2004         Not Applicable             Not Applicable
500 East Broward Blvd.           Financial
Suite 2100                       Officer and
Fort Lauderdale, FL 33394-3091   Chief
                                 Accounting
                                 Officer
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Senior Vice President, Franklin Templeton Services, LLC; officer of 47 of the investment companies in Franklin Templeton
Investments; and FORMERLY, Managing Director, RSM McGladrey, Inc. (1999-2004); and Partner, McGladrey & Pullen, LLP (1979-1987 and
1991-2004).
------------------------------------------------------------------------------------------------------------------------------------

* We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton Investments fund complex. These portfolios have a common investment adviser or affiliated investment advisers.

** Charles B. Johnson is considered to be an interested person of TIFI under the federal securities laws due to his position as officer and director and major shareholder of Franklin Resources, Inc. (Resources), which is the parent company of TIFI'S advisers and distributor. Nicholas F. Brady is considered to be an interested person of TIFI under the federal securities laws due to his ownership interest in a subsidiary of Resources, as well as his director positions with such company and certain other related companies.

Note: Charles B. Johnson and Rupert H. Johnson, Jr. are brothers.

THE SARBANES-OXLEY ACT OF 2002 AND RULES ADOPTED BY THE U.S. SECURITIES AND EXCHANGE COMMISSION REQUIRE THE FUND TO DISCLOSE WHETHER THE FUND'S AUDIT COMMITTEE INCLUDES AT LEAST ONE MEMBER WHO IS AN AUDIT COMMITTEE FINANCIAL EXPERT WITHIN THE MEANING OF SUCH ACT AND RULES. THE FUND'S BOARD OF DIRECTORS HAS DETERMINED THAT THERE IS AT LEAST ONE SUCH FINANCIAL EXPERT ON THE AUDIT COMMITTEE AND HAS DESIGNATED EACH OF FRANK A. OLSON AND DAVID W. NIEMIEC AS AN AUDIT COMMITTEE FINANCIAL EXPERT. THE BOARD BELIEVES THAT MESSRS. OLSON AND NIEMIEC QUALIFY AS SUCH AN EXPERT IN VIEW OF THEIR EXTENSIVE BUSINESS BACKGROUND AND EXPERIENCE. MR. OLSON HAS SERVED AS A MEMBER OF THE FUND AUDIT COMMITTEE SINCE 2003. HE CURRENTLY SERVES AS CHAIRMAN EMERITUS OF THE HERTZ CORPORATION AND WAS FORMERLY ITS CHAIRMAN OF THE BOARD FROM 1980 TO 2000 AND ITS CHIEF EXECUTIVE OFFICER FROM 1977 TO 1999. MR. OLSON IS ALSO A DIRECTOR AND AUDIT COMMITTEE MEMBER OF AMERADA HESS CORPORATION AND WHITE MOUNTAINS INSURANCE GROUP, LTD., AND A FORMER CHAIRMAN, PRESIDENT AND CHIEF EXECUTIVE OFFICER OF UAL CORPORATION. MR. NIEMIEC HAS SERVED AS A MEMBER OF THE FUND AUDIT COMMITTEE SINCE 2005, CURRENTLY SERVES AS AN ADVISOR TO SARATOGA PARTNERS AND WAS FORMERLY ITS MANAGING DIRECTOR FROM 1998 TO 2001. MR. NIEMIEC IS A DIRECTOR OF EMERITUS CORPORATION AND VARIOUS PRIVATE COMPANIES, AND WAS FORMERLY MANAGING DIRECTOR OF SBC WARBURG DILLON READ FROM 1997 TO 1998, AND WAS VICE CHAIRMAN FROM 1991 TO 1997 AND CHIEF FINANCIAL OFFICER FROM 1982 TO 1997 OF DILLON, READ & CO. INC. AS A RESULT OF SUCH BACKGROUND AND EXPERIENCE, THE BOARD OF DIRECTORS BELIEVES THAT MR. OLSON AND MR. NIEMIEC HAVE EACH ACQUIRED AN UNDERSTANDING OF GENERALLY ACCEPTED ACCOUNTING PRINCIPLES AND FINANCIAL STATEMENTS, THE GENERAL APPLICATION OF SUCH PRINCIPLES IN CONNECTION WITH THE ACCOUNTING ESTIMATES, ACCRUALS AND RESERVES, AND ANALYZING AND EVALUATING FINANCIAL STATEMENTS THAT PRESENT A BREADTH AND LEVEL OF COMPLEXITY OF ACCOUNTING ISSUES GENERALLY COMPARABLE TO THOSE OF THE FUND, AS WELL AS AN UNDERSTANDING OF INTERNAL CONTROLS AND PROCEDURES FOR FINANCIAL REPORTING AND AN UNDERSTANDING OF AUDIT COMMITTEE FUNCTIONS. MESSRS. OLSON AND NIEMIEC ARE INDEPENDENT DIRECTORS AS THAT TERM IS DEFINED UNDER THE APPLICABLE U.S. SECURITIES AND EXCHANGE COMMISSION RULES AND RELEASES.

THE STATEMENT OF ADDITIONAL INFORMATION (SAI) INCLUDES ADDITIONAL INFORMATION ABOUT THE BOARD MEMBERS AND IS AVAILABLE, WITHOUT CHARGE, UPON REQUEST. SHAREHOLDERS MAY CALL FRANKLIN TEMPLETON INSTITUTIONAL SERVICES AT 1-800/321-8563 TO REQUEST THE SAI.


38 | Annual Report

TEMPLETON INSTITUTIONAL FUNDS, INC.

SHAREHOLDER INFORMATION

FOREIGN SMALLER COMPANIES SERIES

PROXY VOTING POLICIES AND PROCEDURES

The Fund has established Proxy Voting Policies and Procedures ("Policies") that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund's complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at 1-954/847-2268 or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group. Copies of the Fund's proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission's website at sec.gov and reflect the most recent 12-month period ended June 30.

QUARTERLY STATEMENT OF INVESTMENTS

The Fund files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's website at sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800/SEC-0330.


                                                              Annual Report | 39

                       This page intentionally left blank.

       [LOGO](R)
FRANKLIN(R) TEMPLETON(R)         FRANKLIN TEMPLETON INSTITUTIONAL
     INSTITUTIONAL               600 Fifth Avenue
                                 New York, NY 10020
ANNUAL REPORT

TEMPLETON INSTITUTIONAL FUNDS, INC.
FOREIGN SMALLER COMPANIES SERIES

INVESTMENT MANAGER

Templeton Investment Counsel, LLC

DISTRIBUTOR

Franklin Templeton Distributors, Inc.
One Franklin Parkway
San Mateo, CA 94403-1906

FRANKLIN TEMPLETON INSTITUTIONAL SERVICES

1-800/321-8563
franklintempletoninstitutional.com

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a fund's investment goals, risks, charges, and expenses before investing. Like any investment in securities, the value of the Fund's portfolio will be subject to the risk of loss from market, currency, economic, political, and other factors. The Fund and its investors are not protected from such losses by the Investment Manager. Therefore, investors who cannot accept this risk should not invest in shares of the Fund. The prospectus contains this and other information; please read it carefully before investing.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded, and accessed. These calls can be identified by the presence of a regular beeping tone.

ZT458 A2005 02/06



FRANKLINT TEMPLETON NON-U.S. CORE EQUITY SERIES



                                                         ANNUAL REPORT | 12 2005
--------------------------------------------------------------------------------

THE EXPERTISE OF MANY. THE STRENGTH OF ONE.
--------------------------------------------------------------------------------

                                          --------------------------------------

                                             TEMPLETON INSTITUTIONAL FUNDS, INC.

                                          --------------------------------------

                               Franklin Templeton Non-U.S. Core Equity Series

                                    [LOGO](R)
                            FRANKLIN(R) TEMPLETON(R)
                                  INSTITUTIONAL

CONTENTS

TIFI Franklin Templeton Non-U.S. Core Equity Series ........................   1

Performance Summary ........................................................   6

Your Fund's Expenses .......................................................   8

Financial Highlights and Statement of Investments ..........................  10

Financial Statements .......................................................  16

Notes to Financial Statements ..............................................  19

Report of Independent Registered Public Accounting Firm ....................  25

Tax Designation ............................................................  26

Board Members and Officers .................................................  29

Shareholder Information ....................................................  36

--------------------------------------------------------------------------------

ANNUAL REPORT

TIFI FRANKLIN TEMPLETON NON-U.S. CORE EQUITY SERIES

YOUR FUND'S GOAL AND MAIN INVESTMENTS: TIFI Franklin Templeton Non-U.S. Core

Equity Series seeks long-term capital growth. The Fund invests primarily in the equity securities of companies located outside the U.S., including emerging markets. Under normal conditions, the Fund will invest at least 80% of its net assets in foreign (non-U.S.) equity securities.

--------------------------------------------------------------------------------
PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT FRANKLINTEMPLETONINSTITUTIONAL.COM OR CALL 1-800/321-8563 FOR MOST RECENT MONTH-END PERFORMANCE.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

GEOGRAPHIC BREAKDOWN*
Based on Total Net Assets as of 12/31/05

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

         Europe ...............................................   64.3%
         Asia .................................................     22%
         Australia & New Zealand ..............................    5.2%
         North America ........................................    4.5%
         Latin America ........................................    3.2%
         Middle East & Africa .................................    2.3%

*     Short-term investments and other net assets equal -1.5%.

--------------------------------------------------------------------------------

This annual report for Templeton Institutional Funds, Inc. (TIFI) Franklin Templeton Non-U.S. Core Equity Series (the "Fund") covers the fiscal year ended December 31, 2005.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 11.

             -------------------------------------------------------
              NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE
             -------------------------------------------------------


                                               Not part of the annual report | 1

PORTFOLIO BREAKDOWN*
Based on Total Net Assets as of 12/31/05

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR GRAPH IN THE PRINTED MATERIAL.]

         Financials ..........................................   26.3%
         Consumer Discretionary ..............................   13.8%
         Telecomunication Services ...........................   11.5%
         Health Care .........................................   11.0%
         Industrials .........................................    9.9%
         Energy ..............................................    8.8%
         Information Technology ..............................    7.0%
         Materials ...........................................    6.1%
         Consumer Staples ....................................    3.9%
         Utilities ...........................................    3.2%

*     Short-term investments and other net assets equal -1.5%.

PERFORMANCE OVERVIEW

The Fund posted a +13.90% cumulative total return for the 12-month period ended December 31, 2005. The Fund underperformed its benchmark, the Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Index, which returned +14.02%. In addition, the MSCI All Country (AC) World ex US Index returned +17.11% during the same period.(1)

ECONOMIC AND MARKET OVERVIEW

The global economy overcame fears of derailment generated by higher energy costs and advanced at a solid clip during 2005, with signs of firming recoveries in Europe and Japan. Excluding the volatile energy and food sectors, inflation remained relatively subdued worldwide, and monetary policy remained fairly accommodative. The U.S. Federal Reserve Board raised the short-term federal funds target rate with eight quarter-point increases, bringing it to 4.25%. The European Central Bank (ECB) made one quarter-point rise in short-term rates, its first increase after keeping rates at historically low levels for more than two and a half years. Even after the increases, both rates remained at levels considered accommodative for economic growth.

Strong demand for oil sustained high prices during most of the year, while prices for other commodities such as industrial metals were also high, led by copper, whose contract price rose 45.4% during 2005.(2) This contributed to economic growth in countries such as Australia and Canada, and emerging markets in Asia and Latin America that are tied to mining and industrial commodities.

In this environment, global equity markets performed strongly, particularly outside the U.S. One-year total return for the Morgan Stanley Capital International (MSCI) All Country (AC) World ex US Index was +17.11% in

(1) Source: Standard & Poor's Micropal. The MSCI EAFE Index is a free float-adjusted, capitalization-weighted index designed to measure equity market performance in global developed markets excluding the U.S. and Canada. The MSCI AC World ex US Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed and emerging markets excluding the U.S. The indexes are unmanaged and include reinvested dividends. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

(2)   Source: New York Mercantile Exchange.


2 | Annual Report

U.S. dollar terms.(3) By comparison the total return for the MSCI USA Index was +5.72%.4 In terms of sectors, energy and materials led equity market performance, and telecommunication services and consumer-related sectors lagged.

Among developed countries, the Japanese equity market performed well, returning +44.70% in local currency terms for the year under review.(4) However, this market benefited primarily from investors outside Japan, and the return was significantly less (+25.62%) after conversion into U.S. dollars.(4) In contrast, the conversion into dollars enhanced equity market returns in Brazil (+57.04%), Mexico (+49.11%) and South Korea (+58.00%).(4) At the beginning of the year, the consensus of many analysts appeared to be that the U.S. dollar would decline in value relative to major currencies. In fact, for the year the dollar appreciated versus the yen, the euro, the pound and most other currencies.

INVESTMENT STRATEGY

At least 65% of the Fund's total assets will be invested in issuers located in at least three countries. The Fund pursues a disciplined "blend" of growth and value strategies by allocating approximately 50% of the portfolio to each strategy. The growth and value allocations are rebalanced whenever changes in market values cause one strategy to comprise more than 55% of the portfolio. The value manager focuses on bottom-up valuation analysis of the equity securities, while the growth manager utilizes both a top-down evaluation of equity market sectors and an in-depth qualitative and quantitative analysis of individual equity securities.

MANAGER'S DISCUSSION

During the year under review, value and growth stock outperformance frequently alternated and no clear leader emerged. The MSCI EAFE Growth Index returned +13.64% for the 12 months ended December 31, 2005, while the MSCI EAFE Value Index returned +14.39% for the same period, a difference of less than 80 basis points.5 As a result, we did not change the Fund's allocation between growth and value positions.

TOP 10 EQUITY HOLDINGS
12/31/05

--------------------------------------------------------------------------------
COMPANY                                                              % OF TOTAL
SECTOR/INDUSTRY, COUNTRY                                             NET ASSETS
--------------------------------------------------------------------------------
SBM Offshore NV                                                            2.5%
  ENERGY EQUIPMENT & SERVICES, NETHERLANDS
--------------------------------------------------------------------------------
Mitsui Fudosan Co., Ltd.                                                   2.1%
  REAL ESTATE, JAPAN
--------------------------------------------------------------------------------
Atlas Copco AB, A                                                          2.1%
  MACHINERY, SWEDEN
--------------------------------------------------------------------------------
Next PLC                                                                   1.6%
  MULTI-LINE RETAIL, UK
--------------------------------------------------------------------------------
Tesco PLC                                                                  1.6%
  FOOD & STAPLES RETAILING, UK
--------------------------------------------------------------------------------
BAE Systems PLC                                                            1.5%
  AEROSPACE & DEFENSE, UK
--------------------------------------------------------------------------------
Roche Holding AG                                                           1.5%
  PHARMACEUTICALS, SWITZERLAND
--------------------------------------------------------------------------------
ING Groep NV                                                               1.5%
  CAPITAL MARKETS, NETHERLANDS
--------------------------------------------------------------------------------
Samsung Electronics Co. Ltd., GDR, 144A                                    1.5%
  SEMICONDUCTORS & SEMICONDUCTOR
  EQUIPMENT, SOUTH KOREA
--------------------------------------------------------------------------------
Esprit Holdings Ltd.                                                       1.5%
  SPECIALTY RETAIL, HONG KONG
--------------------------------------------------------------------------------

(3) Source: Standard & Poor's Micropal. See footnote 1 for a description of the MSCI AC World ex US Index.

(4) Source: Standard & Poor's Micropal. Individual country market returns are measured by MSCI country-specific indexes. The MSCI USA Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in the U.S.

(5) Source: Standard & Poor's Micropal. The MSCI EAFE Growth Index is a free float-adjusted market capitalization-weighted index designed to measure the performance of growth-oriented equity securities from global developed markets, excluding the U.S. and Canada. The MSCI EAFE Value Index is a free float-adjusted market capitalization-weighted index designed to measure the performance of value-oriented equity securities from global developed markets, excluding the U.S. and Canada.


                                                               Annual Report | 3

Our energy sector holdings were among the strongest contributors to Fund performance during the year. Energy prices rose significantly with crude oil spot prices reaching a record of almost $70 per barrel in August. Natural gas prices rose from $6.01 at the end of 2004 to $9.52 by period-end, after hitting a high of more than $15 in December. As a result of Hurricanes Katrina and Rita, energy prices spiked higher due to concerns that the U.S. would face shortages in energy supplies. Higher energy prices were considered positive for energy companies, which resulted in higher stock prices. Although the overall portfolio had a similar energy sector weighting to that of the MSCI EAFE Index, strong stock selection in the value portion of the portfolio drove the Fund's relative performance. In this sector, Encana, Lukoil, and Saipem contributed the most to Fund performance.

The Fund also benefited from its overweighted allocation and stock selection in the telecomunication services sector. The sector was one of the worst performing areas in the MSCI EAFE Index, but telecommunication services holdings outperformed those in the index. Top performing holdings included China Mobile, TDC, America Movil and Telenor.

The Fund had several detractors from performance such as our investments in the materials sector. Stock selection was the primary detractor of relative performance in the sector, as several of our paper and forest products industry investments, such as Norske Skogindustrier and Stora Enso, underperformed. Because of stock selection, two other areas that hindered relative performance were the information technology and consumer discretionary sectors.

It is important to recognize the effect of currency movements on the Fund's performance. In general, if the value of the U.S. dollar goes up compared with a foreign currency, an investment traded in that foreign currency will go down in value because it will be worth fewer U.S. dollars. This can have a negative effect on Fund performance. Conversely, when the U.S. dollar weakens in relation to a foreign currency, an investment traded in that foreign currency will increase in value, which can contribute to Fund performance. For the 12 months ended December 31, 2005, the U.S. dollar rose in value relative to most non-U.S. currencies. As a result, the Fund's performance was negatively affected by the portfolio's investment primarily in securities with non-U.S. currency exposure.


4 | Annual Report

We thank you for your continued participation in the Fund and look forward to serving your investment needs.

Canyon A. Chan, CFA

Gary P. Motyl, CFA

John P. Remmert

Portfolio Managers
TIFI Franklin Templeton Non-U.S. Core Equity Series

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF DECEMBER 31, 2005, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE INVESTMENT MANAGER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.


                                                               Annual Report | 5

PERFORMANCE SUMMARY AS OF 12/31/05

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table and graph do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund's dividends and capital gain distributions, if any, and any unrealized gains or losses on the sale of Fund shares.

PRICE AND DISTRIBUTION INFORMATION

--------------------------------------------------------------------------------
SYMBOL: N/A                                    CHANGE      12/31/05     12/31/04
--------------------------------------------------------------------------------
Net Asset Value (NAV)                          +$0.45        $14.68       $14.23
--------------------------------------------------------------------------------
DISTRIBUTIONS (1/1/05-12/31/05)
--------------------------------------------------------------------------------
Dividend Income                     $0.2344
--------------------------------------------------------------------------------
Short-term Capital Gain             $0.0985
--------------------------------------------------------------------------------
Long-term Capital Gain              $1.1725
--------------------------------------------------------------------------------
             TOTAL                  $1.5054
--------------------------------------------------------------------------------

Franklin Templeton Non-U.S. Core Equity Series paid distributions derived from long-term capital gains totaling $1.1725 per share in March and December 2005. The Fund designates such distributions as capital gain dividends per Internal Revenue Code Section 852(b)(3)(C).

PERFORMANCE(1)

------------------------------------------------------------------------------------------
                                               1-YEAR        3-YEAR     INCEPTION (9/3/02)
------------------------------------------------------------------------------------------
Cumulative Total Return(2)                     +13.90%       +82.47%          +73.25%
------------------------------------------------------------------------------------------
Average Annual Total Return(3)                 +13.90%       +22.20%          +17.97%
------------------------------------------------------------------------------------------
Value of $1,000,000 Investment(4)          $1,139,003    $1,824,719       $1,732,551
------------------------------------------------------------------------------------------

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN.

FOR MOST RECENT MONTH-END PERFORMANCE, PLEASE CALL 1-800/321-8563.


6 | Annual Report

TOTAL RETURN INDEX COMPARISON FOR HYPOTHETICAL $1,000,000 INVESTMENT(1)

Total return represents the change in value of an investment over the periods shown. It includes any Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.

AVERAGE ANNUAL TOTAL RETURN

--------------------------------------------------
                                         12/31/05
--------------------------------------------------
1-Year                                     +13.90%
--------------------------------------------------
3-Year                                     +22.20%
--------------------------------------------------
Since Inception (9/3/02)                   +17.97%
--------------------------------------------------

                             [PLOT POINTS TO COME]

ENDNOTES

THE FUND INVESTS IN FOREIGN SECURITIES, WHICH CAN INVOLVE EXPOSURE TO CURRENCY VOLATILITY AND POLITICAL, ECONOMIC AND REGULATORY UNCERTAINTY. EMERGING MARKETS INVOLVE HEIGHTENED RISKS RELATED TO THE SAME FACTORS, IN ADDITION TO THOSE ASSOCIATED WITH THEIR RELATIVELY SMALL SIZE AND LESSER LIQUIDITY. INVESTING IN A FUND THAT FOCUSES IN ONE OR MORE SECTORS INVOLVES SPECIAL RISKS, INCLUDING GREATER SENSITIVITY TO ECONOMIC, POLITICAL OR REGULATORY DEVELOPMENTS IN THAT SECTOR. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.

(1) The Fund's manager and administrator agreed in advance to assume as their own certain expenses otherwise payable by the Fund. If the manager and administrator had not taken this action, the Fund's total returns would have been lower. This agreement may be ended after 5/1/06 upon notice to the Board of Directors.

(2) Cumulative total return represents the change in value of an investment over the periods indicated.

(3) Average annual total return represents the average annual change in value of an investment over the periods indicated.

(4) These figures represent the value of a hypothetical $1,000,000 investment in the Fund over the periods indicated.

(5) Source: Standard & Poor's Micropal. The MSCI EAFE Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed markets, excluding the U.S. and Canada. The MSCI AC World Index ex US is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed and emerging markets excluding the U.S.


                                                               Annual Report | 7

YOUR FUND'S EXPENSES

As a Fund shareholder, you can incur two types of costs:

o Transaction costs, including sales charges (loads) on Fund purchases, if applicable, and redemption fees; and

o Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, if applicable, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

ACTUAL FUND EXPENSES

The first line (Actual) of the table below provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period, by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

1.    Divide your account value by $1,000.

      IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 / $1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period."

      IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 X $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) of the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the Fund's actual expense ratio and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.


8 | Annual Report

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES OR REDEMPTION FEES, IF APPLICABLE. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

------------------------------------------------------------------------------------------------------------
                                            BEGINNING ACCOUNT     ENDING ACCOUNT      EXPENSES PAID DURING
                                               VALUE 7/1/05       VALUE 12/31/05     PERIOD* 7/1/05-12/31/05
------------------------------------------------------------------------------------------------------------
Actual                                          $1,000.00           $1,153,50                 $4.56
------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)        $1,000.00           $1,020.97                 $4.28
------------------------------------------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio, net of expense waivers, of 0.84% multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.


                                                               Annual Report | 9

TEMPLETON INSTITUTIONAL FUNDS, INC.

STATEMENT OF INVESTMENTS, DECEMBER 31, 2005

-----------------------------------------------------------------------------------------------------------------------------------
        FRANKLIN TEMPLETON NON-U.S. CORE EQUITY SERIES                     INDUSTRY                         SHARES         VALUE
-----------------------------------------------------------------------------------------------------------------------------------
        COMMON STOCKS 101.5%
        AUSTRALIA 5.2%
        Aristocrat Leisure Ltd. ........................           Hotels, Restaurants & Leisure               2,000   $     18,075
        CSL Ltd. .......................................                   Biotechnology                         600         18,705
        Macquarie Bank Ltd. ............................                  Capital Markets                        600         29,995
        Qantas Airways Ltd. ............................                     Airlines                          4,970         14,729
        QBE Insurance Group Ltd. .......................                     Insurance                         1,000         14,377
        Sonic Healthcare Ltd. ..........................         Health Care Providers & Services              2,200         23,884
        St. George Bank Ltd. ...........................                 Commercial Banks                      1,500         32,636
                                                                                                                       ------------
                                                                                                                            152,401
                                                                                                                       ------------
        AUSTRIA 1.1%
        Erste Bank der Oester Sparkassen AG ............                 Commercial Banks                        600         33,420
                                                                                                                       ------------
        BERMUDA 0.6%
        ACE Ltd. .......................................                     Insurance                           350         18,704
                                                                                                                       ------------
        BRAZIL 0.5%
        Companhia Siderurgica Nacional SA, ADR .........                  Metals & Mining                        700         14,980
                                                                                                                       ------------
        CANADA 3.9%
        Alcan Inc. .....................................                  Metals & Mining                        300         12,327
        BCE Inc. .......................................      Diversified Telecommunication Services           1,060         25,417
        Cameco Corp. ...................................            Oil, Gas & Consumable Fuels                  500         31,743
    (a) Cognos Inc. ....................................                     Software                            600         20,933
        Encana Corp. ...................................            Oil, Gas & Consumable Fuels                  200          9,044
        Talisman Energy Inc. ...........................            Oil, Gas & Consumable Fuels                  300         15,900
                                                                                                                       ------------
                                                                                                                            115,364
                                                                                                                       ------------
        CHINA 1.0%
        China Mobile (Hong Kong) Ltd. ..................        Wireless Telecommunication Services            4,450         21,063
        Huaneng Power International, Inc., H ...........   Independent Power Producers & Energy Traders       15,000          9,866
                                                                                                                       ------------
                                                                                                                             30,929
                                                                                                                       ------------
        DENMARK 0.6%
        TDC AS .........................................      Diversified Telecommunication Services             140          8,386
    (a) Vestas Wind Systems AS .........................               Electrical Equipment                      370          6,076
(a),(b) Vestas Wind Systems AS, 144A ...................               Electrical Equipment                      123          2,020
                                                                                                                       ------------
                                                                                                                             16,482
                                                                                                                       ------------
        FINLAND 0.8%
        Stora Enso OYJ, R (EUR/FIM Traded) .............              Paper & Forest Products                  1,820         24,649
                                                                                                                       ------------
        FRANCE 5.5%
        Accor SA .......................................           Hotels, Restaurants & Leisure                 140          7,700
        AXA SA .........................................                     Insurance                           610         19,686
        Essilor International SA .......................         Health Care Equipment & Supplies                200         16,148
        France Telecom SA ..............................      Diversified Telecommunication Services             870         21,619
        Michelin SA, B .................................                  Auto Components                        530         29,791
        Sanofi-Aventis .................................                  Pharmaceuticals                        330         28,909
        Suez SA ........................................                  Multi-Utilities                      1,190         37,051
                                                                                                                       ------------
                                                                                                                            160,904
                                                                                                                       ------------


                                                              Annual Report | 11

TEMPLETON INSTITUTIONAL FUNDS, INC.

-----------------------------------------------------------------------------------------------------------------------------------

        FRANKLIN TEMPLETON NON-U.S. CORE EQUITY SERIES                     INDUSTRY                   SHARES/WARRANTS       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
        COMMON STOCKS (CONTINUED)
        GERMANY 7.8%
        BASF AG ........................................                     Chemicals                         140     $     10,728
        Bayer AG, Br. ..................................                     Chemicals                         280           11,678
        Bayerische Motoren Werke AG ....................                    Automobiles                        460           20,149
        Celesio AG .....................................         Health Care Providers & Services              460           39,470
        Deutsche Post AG ...............................              Air Freight & Logistics                1,520           36,925
        E.ON AG ........................................                Electric Utilities                     260           26,920
        Puma AG Rudolf Dassler Sport ...................          Textiles Apparel & Luxury Goods              100           29,206
        SAP AG .........................................                     Software                          200           36,268
        Siemens AG .....................................             Industrial Conglomerates                  220           18,849
                                                                                                                       ------------
                                                                                                                            230,193
                                                                                                                       ------------
        GREECE 1.2%
        National Bank of Greece SA .....................                 Commercial Banks                      800           34,095
                                                                                                                       ------------
        HONG KONG 4.2%
        Esprit Holdings Ltd. ...........................                 Specialty Retail                    6,000           42,638
        Noble Group Ltd. ...............................         Trading Companies & Distributors           10,000            7,697
        Sun Hung Kai Properties Ltd. ...................                    Real Estate                      3,000           29,212
        Swire Pacific Ltd., A ..........................                    Real Estate                      3,000           26,929
        Television Broadcasts Ltd. .....................                       Media                         3,000           15,941
                                                                                                                       ------------
                                                                                                                            122,417
                                                                                                                       ------------
        IRISH REPUBLIC 1.0%
        Anglo Irish Bancorp PLC ........................                 Commercial Banks                    2,000           30,378
                                                                                                                       ------------
        ISRAEL 2.0%
    (a) Check Point Software Technologies Ltd. .........                     Software                        1,160           23,316
        Teva Pharmaceutical Industries Ltd., ADR .......                  Pharmaceuticals                      800           34,408
                                                                                                                       ------------
                                                                                                                             57,724
                                                                                                                       ------------
        ITALY 2.7%
        Eni SpA ........................................            Oil, Gas & Consumable Fuels                652           18,085
        Luxottica Group SpA, ADR .......................          Textiles Apparel & Luxury Goods              700           17,717
        Saipem SpA .....................................            Energy Equipment & Services              2,000           32,816
        UniCredito Italiano SpA ........................                 Commercial Banks                    1,432            9,867
                                                                                                                       ------------
                                                                                                                             78,485
                                                                                                                       ------------
        JAPAN 10.9%
        Aiful Corp. ....................................                 Consumer Finance                      500           41,727
        Asahi Glass Co. Ltd. ...........................                 Building Products                   3,000           38,711
        Fast Retailing Co. Ltd. ........................                 Specialty Retail                      400           39,075
        Fuji Photo Film Co. Ltd. .......................           Leisure Equipment & Products                300            9,913
        Mabuchi Motor Co. Ltd. .........................        Electronic Equipment & Instruments             100            5,550
        Mitsui Fudosan Co. Ltd. ........................                    Real Estate                      3,000           60,874
        Nintendo Co. Ltd. ..............................                     Software                          100           12,073
        Nippon Telegraph & Telephone Corp. .............      Diversified Telecommunication Services             6           27,247
        Seiko Epson Corp. ..............................              Computers & Peripherals                  400           10,048
        Sompo Japan Insurance Inc. .....................                     Insurance                       2,000           27,027
        SONY Corp. .....................................                Household Durables                     900           36,753
        Takeda Pharmaceutical Co. Ltd. .................                  Pharmaceuticals                      200           10,811
                                                                                                                       ------------
                                                                                                                            319,809
                                                                                                                       ------------


12 | Annual Report

TEMPLETON INSTITUTIONAL FUNDS, INC.

-----------------------------------------------------------------------------------------------------------------------------------
        FRANKLIN TEMPLETON NON-U.S. CORE EQUITY SERIES                     INDUSTRY                           SHARES      VALUE
-----------------------------------------------------------------------------------------------------------------------------------
        COMMON STOCKS (CONTINUED)
        MEXICO 2.7%
        America Movil SA de CV, L, ADR .................      Wireless Telecommunication Services              1,000   $     29,260
        Grupo Financiero Banorte SA de CV, O ...........               Commercial Banks                        8,000         16,576
        Telefonos de Mexico SA de CV (Telmex), L, ADR ..    Diversified Telecommunication Services             1,300         32,084
                                                                                                                       ------------
                                                                                                                             77,920
                                                                                                                       ------------
        NETHERLANDS 6.6% ...............................
        Akzo Nobel NV ..................................                   Chemicals                             630         29,199
        ING Groep NV ...................................                Capital Markets                        1,290         44,746
        Koninklijke Philips Electronics NV .............              Household Durables                       1,130         35,116
        SBM Offshore NV ................................          Energy Equipment & Services                    910         73,526
        VNU NV .........................................                     Media                               320         10,611
                                                                                                                       ------------
                                                                                                                            193,198
                                                                                                                       ------------
        NORWAY 2.1%
        Norske Skogindustrier ASA ......................            Paper & Forest Products                    1,340         21,292
        Telenor ASA ....................................    Diversified Telecommunication Services             4,080         40,047
                                                                                                                       ------------
                                                                                                                             61,339
                                                                                                                       ------------
        PORTUGAL 0.8%
        Portugal Telecom SGPS SA .......................    Diversified Telecommunication Services             2,310         23,382
                                                                                                                       ------------
        RUSSIA 0.6%
        Lukoil Holdings, ADR ...........................          Oil, Gas & Consumable Fuels                    300         17,820
                                                                                                                       ------------
        SINGAPORE 1.0%
        DBS Group Holdings Ltd. ........................               Commercial Banks                        2,000         19,844
        SembCorp Marine Ltd. ...........................                   Machinery                           5,000          8,299
                                                                                                                       ------------
                                                                                                                             28,143
                                                                                                                       ------------
        SOUTH AFRICA 0.3%
        Sappi Ltd. .....................................            Paper & Forest Products                      872          9,993
                                                                                                                       ------------
        SOUTH KOREA 3.2%
        Kookmin Bank, ADR ..............................               Commercial Banks                          370         27,643
        KT Corp., ADR ..................................    Diversified Telecommunication Services             1,100         23,705
        Samsung Electronics Co. Ltd., GDR, 144A ........   Semiconductors & Semiconductor Equipment              130         42,802
                                                                                                                       ------------
                                                                                                                             94,150
                                                                                                                       ------------
        SPAIN 2.6%
        Banco Bilbao Vizcaya Argentaria SA .............               Commercial Banks                          900         16,067
        Banco Santander Central Hispano SA .............               Commercial Banks                          650          8,580
        Telefonica Moviles SA ..........................      Wireless Telecommunication Services              2,000         21,001
        Telefonica SA ..................................    Diversified Telecommunication Services             2,048         30,816
                                                                                                                       ------------
                                                                                                                             76,464
                                                                                                                       ------------
        SWEDEN 4.3%
        Atlas Copco AB, A ..............................                   Machinery                           2,730         60,816
        Getinge AB, B ..................................       Health Care Equipment & Supplies                1,200         16,538
        Nordea Bank AB, FDR ............................               Commercial Banks                        2,260         23,625
        Securitas AB, B ................................        Commercial Services & Supplies                   480          7,974
        Volvo AB, B ....................................                   Machinery                             340         16,025
                                                                                                                       ------------
                                                                                                                            124,978
                                                                                                                       ------------


                                                              Annual Report | 13

TEMPLETON INSTITUTIONAL FUNDS, INC.

----------------------------------------------------------------------------------------------------------------------------------
        FRANKLIN TEMPLETON NON-U.S. CORE EQUITY SERIES                     INDUSTRY                            SHARES     VALUE
----------------------------------------------------------------------------------------------------------------------------------
        COMMON STOCKS (CONTINUED)
        SWITZERLAND 5.8%
        Credit Suisse Group ............................                Capital Markets                          400   $     20,399
        Lonza Group AG .................................                   Chemicals                             110          6,732
        Roche Holding AG ...............................                Pharmaceuticals                          300         45,054
        Swiss Reinsurance Co. ..........................                   Insurance                             340         24,897
    (a) Syngenta AG ....................................                   Chemicals                             300         37,336
        Synthes Inc. ...................................       Health Care Equipment & Supplies                  100         11,235
        UBS AG .........................................                Capital Markets                          250         23,806
                                                                                                                       ------------
                                                                                                                            169,459
                                                                                                                       ------------
        TAIWAN 1.7%
        Chunghwa Telecom Co. Ltd., ADR .................    Diversified Telecommunication Services               700         12,845
    (b) Compal Electronics Inc., GDR, 144A .............            Computers & Peripherals                      415          2,108
        Compal Electronics Inc., GDR, Reg S ............            Computers & Peripherals                    1,039          5,278
        Taiwan Semiconductor Manufacturing Co. Ltd.,
           ADR .........................................   Semiconductors & Semiconductor Equipment            2,999         29,720
                                                                                                                       ------------
                                                                                                                             49,951
                                                                                                                       ------------
        UNITED KINGDOM 20.8%
        BAE Systems PLC ................................              Aerospace & Defense                      6,900         45,318
        BG Group PLC ...................................          Oil, Gas & Consumable Fuels                  1,800         17,791
        BP PLC .........................................          Oil, Gas & Consumable Fuels                  1,560         16,613
        British Sky Broadcasting Group PLC .............                     Media                             1,660         14,180
        Cadbury Schweppes PLC ..........................                 Food Products                         3,700         34,979
        Compass Group PLC ..............................         Hotels, Restaurants & Leisure                 3,970         15,061
        GlaxoSmithKline PLC ............................                Pharmaceuticals                          500         12,637
        HBOS PLC .......................................               Commercial Banks                        1,500         25,613
        HSBC Holdings PLC ..............................               Commercial Banks                        1,200         19,268
        Man Group PLC ..................................                Capital Markets                          900         29,575
        National Grid PLC ..............................              Electric Utilities                       2,062         20,186
        Next PLC .......................................               Multiline Retail                        1,800         47,536
        Pearson PLC ....................................                     Media                               920         10,882
        Reckitt Benckiser PLC ..........................              Household Products                       1,000         33,033
        Rentokil Initial PLC ...........................        Commercial Services & Supplies                 1,570          4,416
        Royal Bank of Scotland Group PLC ...............               Commercial Banks                          780         23,551
        Royal Dutch Shell PLC, B .......................          Oil, Gas & Consumable Fuels                    801         25,605
        Sage Group PLC .................................                   Software                            4,000         17,755
        Shire PLC ......................................                Pharmaceuticals                        2,870         36,736
        Smith & Nephew PLC .............................       Health Care Equipment & Supplies                3,000         27,639
        Smiths Group PLC ...............................           Industrial Conglomerates                    1,290         23,215
        Standard Chartered PLC .........................               Commercial Banks                        1,630         36,316
        Tesco PLC ......................................           Food & Staples Retailing                    8,000         45,626
        Vodafone Group PLC .............................      Wireless Telecommunication Services              9,940         21,462
        Yell Group PLC .................................                     Media                               670          6,184
                                                                                                                       ------------
                                                                                                                            611,177
                                                                                                                       ------------


14 | Annual Report

TEMPLETON INSTITUTIONAL FUNDS, INC.

------------------------------------------------------------------------------------------------------------------------------------
        FRANKLIN TEMPLETON NON-U.S. CORE EQUITY SERIES                     INDUSTRY                 SHARES/ WARRANTS       VALUE
------------------------------------------------------------------------------------------------------------------------------------
        TOTAL INVESTMENTS
           (COST $2,002,395) 101.5% ....................                                                               $  2,978,908
        OTHER ASSETS, LESS LIABILITIES (1.5)% ..........                                                                    (42,765)
                                                                                                                       ------------
        NET ASSETS 100.0% ..............................                                                               $  2,936,143
                                                                                                                       ============

CURRENCY ABBREVIATIONS

EUR - Euro

FIM - Finnish Markka

SELECTED PORTFOLIO ABBREVIATIONS

ADR - American Depository Receipt

FDR - Foreign Depository Receipt

GDR - Global Depository Receipt

(a)   Non-income producing.

(b) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund's Board of Directors. At December 31, 2005, the aggregate value of these securities was $46,930, representing 1.60% of net assets.


                         Annual Report | See notes to financial statements. | 15

TEMPLETON INSTITUTIONAL FUNDS, INC.

BOARD MEMBERS AND OFFICERS

The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the Fund, principal occupations during the past five years and number of U.S. registered portfolios overseen in the Franklin Templeton Investments fund complex are shown below. Each board member will serve until that person's successor is elected and qualified.

INDEPENDENT BOARD MEMBERS

------------------------------------------------------------------------------------------------------------------------------------
                                                                    NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                              LENGTH OF          FUND COMPLEX OVERSEEN
AND ADDRESS                      POSITION        TIME SERVED        BY BOARD MEMBER*           OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
HARRIS J. ASHTON (1932)          Director        Since 1992         140                        Director, Bar-S Foods
500 East Broward Blvd.                                                                         (meat packing company).
Suite 2100
Fort Lauderdale, FL 33394-3091
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Director of various companies; and FORMERLY, Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief
Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).
------------------------------------------------------------------------------------------------------------------------------------
FRANK J. CROTHERS (1944)         Director        Since 1990         20                         None
500 East Broward Blvd.
Suite 2100
Fort Lauderdale, FL 33394-3091
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Chairman, Island Corporate Holdings Ltd.; Director and Vice Chairman, Caribbean Utilities Co. Ltd.; Director, Provo Power Company
Ltd.; director of various other business and nonprofit organizations; and FORMERLY, Chairman, Atlantic Equipment & Power Ltd.
------------------------------------------------------------------------------------------------------------------------------------
S. JOSEPH FORTUNATO (1932)       Director        Since 1992         141                        None
500 East Broward Blvd.
Suite 2100
Fort Lauderdale, FL 33394-3091
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Attorney; and FORMERLY, member of the law firm of Pitney, Hardin, Kipp & Szuch (until 2002) (Consultant (2003)).
------------------------------------------------------------------------------------------------------------------------------------
EDITH E. HOLIDAY (1952)          Director        Since 1996         136                        Director, Amerada Hess Corporation
500 East Broward Blvd.                                                                         (exploration and refining of oil and
Suite 2100                                                                                     gas), H.J. Heinz Company (processed
Fort Lauderdale, FL 33394-3091                                                                 foods and allied products), RTI
                                                                                               International Metals, Inc.
                                                                                               (manufacture and distribution of
                                                                                               titanium), Canadian National Railway
                                                                                               (railroad), and White Mountains
                                                                                               Insurance Group, Ltd. (holding
                                                                                               company).
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Director or Trustee of various companies and trusts; and FORMERLY, Assistant to the President of the United States and Secretary of
the Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary and
Assistant Secretary for Public Affairs and Public Liaison-United States Treasury Department (1988-1989).
------------------------------------------------------------------------------------------------------------------------------------


                                                              Annual Report | 29

------------------------------------------------------------------------------------------------------------------------------------
                                                                    NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                              LENGTH OF          FUND COMPLEX OVERSEEN
------------------------------------------------------------------------------------------------------------------------------------
GORDON S. MACKLIN (1928)         Director        Since 1993         140                        Director, Martek Biosciences
500 East Broward Blvd.                                                                         Corporation, MedImmune, Inc.
Suite 2100                                                                                     (biotechnology), and Overstock.com
Fort Lauderdale, FL 33394-3091                                                                 (Internet services); and FORMERLY,
                                                                                               Director, MCI Communication
                                                                                               Corporation (subsequently known as
                                                                                               MCI WorldCom, Inc. and WorldCom,
                                                                                               Inc.) (communications services)
                                                                                               (1988-2002), White Mountains
                                                                                               Insurance Group, Ltd. (holding
                                                                                               company) (1987-2004) and Spacehab,
                                                                                               Inc. (aerospace services)
                                                                                               (1994-2003).
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Director of various companies; and FORMERLY, Deputy Chairman, White Mountains Insurance Group, Ltd. (holding company) (2001-2004);
Chairman, White River Corporation (financial services) (1993-1998) and Hambrecht & Quist Group (investment banking) (1987-1992); and
President, National Association of Securities Dealers, Inc. (1970-1987).
------------------------------------------------------------------------------------------------------------------------------------
DAVID W. NIEMIEC (1949)          Director        Since October      17                         Director, Emeritus Corporation
500 East Broward Blvd.                           2005                                          (assisted living).
Suite 2100
Fort Lauderdale, FL 33394-3091
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Advisor, Saratoga Partners (private equity fund); Director, various private companies; and FORMERLY, Managing Director, Saratoga
Partners (1998-2001); Managing Director, SBC Warburg Dillon Read (investment banking) (1997-1998); Vice Chairman, Dillon, Read & Co.
Inc. (investment banking) (1991-1997); and Chief Financial Officer, Dillon, Read & Co. Inc. (1982-1997).
------------------------------------------------------------------------------------------------------------------------------------
FRANK A. OLSON (1932)            Director        Since 2003         101                        Director, White Mountains Insurance
500 East Broward Blvd.                                                                         Group, Ltd. (holding company),
Suite 2100                                                                                     Amerada Hess Corporation (exploration
Fort Lauderdale, FL 33394-3091                                                                 and refining of oil and gas) and
                                                                                               Sentient Jet (private jet service);
                                                                                               and FORMERLY, Director, Becton
                                                                                               Dickinson and Company (medical
                                                                                               technology), Cooper Industries, Inc.
                                                                                               (electrical products and tools and
                                                                                               hardware), Health Net, Inc.
                                                                                               (formerly, Foundation Health)
                                                                                               (integrated managed care), The Hertz
                                                                                               Corporation, Pacific Southwest
                                                                                               Airlines, The RCA Corporation, Unicom
                                                                                               (formerly, Commonwealth Edison) and
                                                                                               UAL Corporation (airlines).
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Chairman Emeritus, The Hertz Corporation (car rental) (since 2000) (Chairman of the Board (1980-2000) and Chief Executive Officer
(1977-1999)); and FORMERLY, Chairman of the Board, President and Chief Executive Officer, UAL Corporation (airlines).
------------------------------------------------------------------------------------------------------------------------------------


30 | Annual Report

------------------------------------------------------------------------------------------------------------------------------------
                                                                    NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                              LENGTH OF          FUND COMPLEX OVERSEEN
AND ADDRESS                      POSITION        TIME SERVED        BY BOARD MEMBER*           OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
LARRY D. THOMPSON (1945)         Director        Since October      16                         None
500 East Broward Blvd.                           2005
Suite 2100
Fort Lauderdale, FL 33394-3091
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Senior Vice President - Government Affairs, General Counsel and Secretary, PepsiCo, Inc. (consumer products); and FORMERLY,
Director, Delta Airlines (aviation) (2003-2005) and Providian Financial Corp (1997-2001); Senior Fellow, Brookings Institute
(2003-2004); Visiting Professor, University of Georgia School of Law (2004); and Deputy Attorney General, U.S. Department of Justice
(2001-2003).
------------------------------------------------------------------------------------------------------------------------------------
CONSTANTINE D. TSERETOPOULOS     Director        Since 1990         20                         None
(1954)
500 East Broward Blvd.
Suite 2100
Fort Lauderdale, FL 33394-3091
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Physician, Lyford Cay Hospital (1987-present); director of various nonprofit organizations; and FORMERLY, Cardiology Fellow,
University of Maryland (1985-1987) and Internal Medicine Resident, Greater Baltimore Medical Center (1982-1985).
------------------------------------------------------------------------------------------------------------------------------------

INTERESTED BOARD MEMBERS AND OFFICERS

------------------------------------------------------------------------------------------------------------------------------------
                                                                    NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                              LENGTH OF          FUND COMPLEX OVERSEEN
AND ADDRESS                      POSITION        TIME SERVED        BY BOARD MEMBER*           OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
**NICHOLAS F. BRADY (1930)       Director        Since 1993         15                         Director, Amerada Hess Corporation
500 East Broward Blvd.                                                                         (exploration and refining of oil and
Suite 2100                                                                                     gas), and Weatherford International,
Fort Lauderdale, FL 33394-3091                                                                 Ltd (oilfield products and servicing)
                                                                                               (2004-present); and FORMERLY,
                                                                                               Director, H.J. Heinz Company
                                                                                               (processed foods and allied products)
                                                                                               (1987-1988; 1993-2003) and Total
                                                                                               Logistics, Inc. (operating and
                                                                                               investment business) (until 2005).
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Chairman, Darby Overseas Investments, Ltd., Darby Technology Ventures Group, LLC (investment firms) and Franklin Templeton
Investment Funds (1994-present); Director, Templeton Capital Advisors Ltd.; and FORMERLY, Chairman, Darby Emerging Markets
Investments LDC (until 2004) and Templeton Emerging Markets Investment Trust PLC (until 2003); Secretary of the United States
Department of the Treasury (1988-1993); Chairman of the Board, Dillon, Read & Co. Inc. (investment banking) (until 1988); and U.S.
Senator, New Jersey (April 1982- December 1982).
------------------------------------------------------------------------------------------------------------------------------------


                                                              Annual Report | 31

------------------------------------------------------------------------------------------------------------------------------------
                                                                    NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                              LENGTH OF          FUND COMPLEX OVERSEEN
------------------------------------------------------------------------------------------------------------------------------------
**CHARLES B. JOHNSON (1933)      Director, Vice  Director and Vice  140                        None
One Franklin Parkway             President       President since
San Mateo, CA 94403-1906         and Chairman    1993 and
                                 of the Board    Chairman of the
                                                 Board since 1995
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Chairman of the Board, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Vice President, Franklin Templeton
Distributors, Inc.; Director, Fiduciary Trust Company International; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 42 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------
HARMON E. BURNS (1945)           Vice President  Since 1996         Not Applicable             Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Vice President and Director, Franklin
Templeton Distributors, Inc.; Executive Vice President, Franklin Advisers, Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 45 of the investment companies in Franklin Templeton
Investments.
------------------------------------------------------------------------------------------------------------------------------------
JAMES M. DAVIS (1952)            Chief           Since 2004         Not Applicable             Not Applicable
One Franklin Parkway             Compliance
San Mateo, CA 94403-1906         Officer
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Director, Global Compliance, Franklin Resources, Inc.; officer of 47 of the investment companies in Franklin Templeton Investments;
and FORMERLY, Director of Compliance, Franklin Resources, Inc. (1994-2001).
------------------------------------------------------------------------------------------------------------------------------------
JEFFREY A. EVERETT (1964)        Vice President  Since 2001         Not Applicable             Not Applicable
PO Box N-7759
Lyford Cay, Nassau, Bahamas
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
President and Director, Templeton Global Advisors Limited; and officer of 14 of the investment companies in Franklin Templeton
Investments.
------------------------------------------------------------------------------------------------------------------------------------
JIMMY D. GAMBILL (1947)          Senior Vice     Since 2002         Not Applicable             Not Applicable
500 East Broward Blvd.           President and
Suite 2100                       Chief Executive
Fort Lauderdale, FL 33394-3091   Officer -
                                 Finance and
                                 Administration
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
President, Franklin Templeton Services, LLC; Senior Vice President, Templeton Worldwide, Inc.; and officer of 47 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------
DAVID P. GOSS (1947)             Vice President  Since 2000         Not Applicable             Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Senior Associate General Counsel, Franklin Resources, Inc.; officer and director of one of the subsidiaries of Franklin Resources,
Inc.; officer of 47 of the investment companies in Franklin Templeton Investments; and FORMERLY, President, Chief Executive Officer
and Director, Property Resources Equity Trust (until 1999) and Franklin Select Realty Trust (until 2000).
------------------------------------------------------------------------------------------------------------------------------------


32 | Annual Report

------------------------------------------------------------------------------------------------------------------------------------
                                                                    NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                              LENGTH OF          FUND COMPLEX OVERSEEN
------------------------------------------------------------------------------------------------------------------------------------
BARBARA J. GREEN (1947)          Vice President  Since 2000         Not Applicable             Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice President, Deputy General Counsel and Secretary, Franklin Resources, Inc.; Secretary and Senior Vice President, Templeton
Worldwide, Inc.; Secretary, Franklin Advisers, Inc., Franklin Advisory Services, LLC, Franklin Investment Advisory Services, LLC,
Franklin Mutual Advisers, LLC, Franklin Templeton Alternative Strategies, Inc., Franklin Templeton Investor Services, LLC, Franklin
Templeton Services, LLC, Franklin Templeton Distributors, Inc., Templeton Investment Counsel, LLC, and Templeton/Franklin Investment
Services, Inc.; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 47 of the investment companies in
Franklin Templeton Investments; and FORMERLY, Deputy Director, Division of Investment Management, Executive Assistant and Senior
Advisor to the Chairman, Counselor to the Chairman, Special Counsel and Attorney Fellow, U.S. Securities and Exchange Commission
(1986-1995); Attorney, Rogers & Wells (until 1986); and Judicial Clerk, U.S. District Court (District of Massachusetts) (until
1979).
------------------------------------------------------------------------------------------------------------------------------------
RUPERT H. JOHNSON, JR. (1940)    Vice President  Since 1996         Not Applicable             Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Vice President and Director, Franklin
Templeton Distributors, Inc.; Director, Franklin Advisers, Inc.; Senior Vice President, Franklin Advisory Services, LLC; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 45 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------
JOHN R. KAY (1940)               Vice President  Since 1994         Not Applicable             Not Applicable
500 East Broward Blvd.
Suite 2100
Fort Lauderdale, FL 33394-3091
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice President, Templeton Worldwide, Inc.; Assistant Vice President, Franklin Templeton Distributors, Inc.; Senior Vice President,
Franklin Templeton Services, LLC; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 32 of the investment companies in Franklin Templeton Investments; and FORMERLY, Vice President and Controller, Keystone Group, Inc.
------------------------------------------------------------------------------------------------------------------------------------
MICHAEL O. MAGDOL (1937)         Vice President  Since 2002         Not Applicable             Not Applicable
600 Fifth Avenue                 - AML
Rockefeller Center               Compliance
New York, NY 10020-2302
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice Chairman, Chief Banking Officer and Director, Fiduciary Trust Company International; Director, Franklin Templeton Institutional
Suisse S.A., Arch Chemicals, Inc. and Lingnan Foundation; and officer and/or director, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 45 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------


                                                              Annual Report | 33

------------------------------------------------------------------------------------------------------------------------------------
                                                                    NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                              LENGTH OF          FUND COMPLEX OVERSEEN
------------------------------------------------------------------------------------------------------------------------------------
MARK MOBIUS (1936)               Vice President  Since 1993         Not Applicable             Not Applicable
17th Floor,
The Chater House
8 Connaught Road
Central Hong Kong
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Portfolio Manager of various Templeton advisory affiliates; Managing Director, Templeton Asset Management Ltd.; Executive Vice
President and Director, Templeton Global Advisors Limited; and officer and/or director, as the case may be, of some of the subsidiaries of Franklin Resources, Inc. and of six of the investment companies in Franklin Templeton Investments; and FORMERLY,
President, International Investment Trust Company Limited (investment manager of Taiwan R.O.C. Fund) (1986-1987); and Director,
Vickers da Costa, Hong Kong (1983-1986).
------------------------------------------------------------------------------------------------------------------------------------
GARY P. MOTYL (1952)             President and   Since October      Not Applicable             Not Applicable
500 East Broward Blvd.           Chief Executive 2005
Suite 2100                       Officer -
Fort Lauderdale, FL 33394-3091   Investment
                                 Management
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
President, Templeton Investment Counsel, LLC; and officer and/or director of other subsidiaries of Franklin Resources, Inc.
------------------------------------------------------------------------------------------------------------------------------------
ROBERT C. ROSSELOT (1960)        Secretary       Since 2004         Not Applicable             Not Applicable
500 East Broward Blvd.
Suite 2100
Fort Lauderdale, FL 33394-3091
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Associate General Counsel and Assistant Secretary, Franklin Resources, Inc.; Vice President and Assistant Secretary, Templeton
Investment Counsel, LLC and Fiduciary Trust International of the South; officer of 14 of the investment companies in Franklin
Templeton Investments; and FORMERLY, Assistant General Counsel, The Prudential Insurance Company of America (1997-2001).
------------------------------------------------------------------------------------------------------------------------------------
GREGORY R. SEWARD (1956)         Treasurer       Since 2004         Not Applicable             Not Applicable
500 East Broward Blvd.
Suite 2100
Fort Lauderdale, FL 33394-3091
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice President, Franklin Templeton Services, LLC; officer of 16 of the investment companies in Franklin Templeton Investments; and
FORMERLY, Vice President, JPMorgan Chase (2000-2004) and American General Financial Group (1991-2000).
------------------------------------------------------------------------------------------------------------------------------------


34 | Annual Report

------------------------------------------------------------------------------------------------------------------------------------
                                                                    NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                              LENGTH OF          FUND COMPLEX OVERSEEN
------------------------------------------------------------------------------------------------------------------------------------
CRAIG S. TYLE (1960)             Vice President  Since October      Not Applicable             Not Applicable
One Franklin Parkway             2005
San Mateo, CA 94403-1906
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
General Counsel and Executive Vice President, Franklin Resources, Inc.; officer of 47 of the investment companies in Franklin
Templeton Investments; and FORMERLY, Partner, Shearman & Sterling, LLP (2004-2005); and General Counsel, Investment Company
Institute (ICI) (1997-2004).
------------------------------------------------------------------------------------------------------------------------------------
GALEN G. VETTER (1951)           Chief Financial Since 2004         Not Applicable             Not Applicable
500 East Broward Blvd.           Officer and
Suite 2100                       Chief
Fort Lauderdale, FL 33394-3091   Accounting
                                 Officer
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Senior Vice President, Franklin Templeton Services, LLC; officer of 47 of the investment companies in Franklin Templeton
Investments; and FORMERLY, Managing Director, RSM McGladrey, Inc. (1999-2004); and Partner, McGladrey & Pullen, LLP (1979-1987 and
1991-2004).
------------------------------------------------------------------------------------------------------------------------------------

* We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton Investments fund complex. These portfolios have a common investment adviser or affiliated investment advisers.

** Charles B. Johnson is considered to be an interested person of TIFI under the federal securities laws due to his position as officer and director and major shareholder of Franklin Resources, Inc. (Resources), which is the parent company of TIFI'S advisers and distributor. Nicholas F. Brady is considered to be an interested person of TIFI under the federal securities laws due to his ownership interest in a subsidiary of Resources, as well as his director positions with such company and certain other related companies.

Note: Charles B. Johnson and Rupert H. Johnson, Jr. are brothers.

THE SARBANES-OXLEY ACT OF 2002 AND RULES ADOPTED BY THE U.S. SECURITIES AND EXCHANGE COMMISSION REQUIRE THE FUND TO DISCLOSE WHETHER THE FUND'S AUDIT COMMITTEE INCLUDES AT LEAST ONE MEMBER WHO IS AN AUDIT COMMITTEE FINANCIAL EXPERT WITHIN THE MEANING OF SUCH ACT AND RULES. THE FUND'S BOARD OF DIRECTORS HAS DETERMINED THAT THERE IS AT LEAST ONE SUCH FINANCIAL EXPERT ON THE AUDIT COMMITTEE AND HAS DESIGNATED EACH OF FRANK A. OLSON AND DAVID W. NIEMIEC AS AN AUDIT COMMITTEE FINANCIAL EXPERT. THE BOARD BELIEVES THAT MESSRS. OLSON AND NIEMIEC QUALIFY AS SUCH AN EXPERT IN VIEW OF THEIR EXTENSIVE BUSINESS BACKGROUND AND EXPERIENCE. MR. OLSON HAS SERVED AS A MEMBER OF THE FUND AUDIT COMMITTEE SINCE 2003. HE CURRENTLY SERVES AS CHAIRMAN EMERITUS OF THE HERTZ CORPORATION AND WAS FORMERLY ITS CHAIRMAN OF THE BOARD FROM 1980 TO 2000 AND ITS CHIEF EXECUTIVE OFFICER FROM 1977 TO 1999. MR. OLSON IS ALSO A DIRECTOR AND AUDIT COMMITTEE MEMBER OF AMERADA HESS CORPORATION AND WHITE MOUNTAINS INSURANCE GROUP, LTD., AND A FORMER CHAIRMAN, PRESIDENT AND CHIEF EXECUTIVE OFFICER OF UAL CORPORATION. MR. NIEMIEC HAS SERVED AS A MEMBER OF THE FUND AUDIT COMMITTEE SINCE 2005, CURRENTLY SERVES AS AN ADVISOR TO SARATOGA PARTNERS AND WAS FORMERLY ITS MANAGING DIRECTOR FROM 1998 TO 2001. MR. NIEMIEC IS A DIRECTOR OF EMERITUS CORPORATION AND VARIOUS PRIVATE COMPANIES, AND WAS FORMERLY MANAGING DIRECTOR OF SBC WARBURG DILLON READ FROM 1997 TO 1998, AND WAS VICE CHAIRMAN FROM 1991 TO 1997 AND CHIEF FINANCIAL OFFICER FROM 1982 TO 1997 OF DILLON, READ & CO. INC. AS A RESULT OF SUCH BACKGROUND AND EXPERIENCE, THE BOARD OF DIRECTORS BELIEVES THAT MR. OLSON AND MR. NIEMIEC HAVE EACH ACQUIRED AN UNDERSTANDING OF GENERALLY ACCEPTED ACCOUNTING PRINCIPLES AND FINANCIAL STATEMENTS, THE GENERAL APPLICATION OF SUCH PRINCIPLES IN CONNECTION WITH THE ACCOUNTING ESTIMATES, ACCRUALS AND RESERVES, AND ANALYZING AND EVALUATING FINANCIAL STATEMENTS THAT PRESENT A BREADTH AND LEVEL OF COMPLEXITY OF ACCOUNTING ISSUES GENERALLY COMPARABLE TO THOSE OF THE FUND, AS WELL AS AN UNDERSTANDING OF INTERNAL CONTROLS AND PROCEDURES FOR FINANCIAL REPORTING AND AN UNDERSTANDING OF AUDIT COMMITTEE FUNCTIONS.

THE STATEMENT OF ADDITIONAL INFORMATION (SAI) INCLUDES ADDITIONAL INFORMATION ABOUT THE BOARD MEMBERS AND IS AVAILABLE, WITHOUT CHARGE, UPON REQUEST. SHAREHOLDERS MAY CALL FRANKLIN TEMPLETON INSTITUTIONAL SERVICES AT 1-800/321-8563 TO REQUEST THE SAI.


                                                              Annual Report | 35

TEMPLETON INSTITUTIONAL FUNDS, INC.

SHAREHOLDER INFORMATION

FRANKLIN TEMPLETON NON-U.S. CORE EQUITY SERIES

PROXY VOTING POLICIES AND PROCEDURES

The Fund has established Proxy Voting Policies and Procedures ("Policies") that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund's complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at 1-954/847-2268 or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group. Copies of the Fund's proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission's website at sec.gov and reflect the most recent 12-month period ended June 30.

QUARTERLY STATEMENT OF INVESTMENTS

The Fund files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's website at sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800/SEC-0330.


36 | Annual Report

                      This page intentionally left blank.

       [LOGO](R)
FRANKLIN(R) TEMPLETON(R)         FRANKLIN TEMPLETON INSTITUTIONAL
     INSTITUTIONAL               600 Fifth Avenue
                                 New York, NY 10020
ANNUAL REPORT

TEMPLETON INSTITUTIONAL FUNDS, INC.
FRANKLIN TEMPLETON NON-U.S. CORE EQUITY SERIES

INVESTMENT MANAGER

Templeton Investment Counsel, LLC

DISTRIBUTOR

Franklin Templeton Distributors, Inc.
One Franklin Parkway
San Mateo, CA 94403-1906

FRANKLIN TEMPLETON INSTITUTIONAL SERVICES

1-800/321-8563
franklintempletoninstitutional.com

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a fund's investment goals, risks, charges, and expenses before investing. Like any investment in securities, the value of the Fund's portfolio will be subject to the risk of loss from market, currency, economic, political, and other factors. The Fund and its investors are not protected from such losses by the Investment Manager. Therefore, investors who cannot accept this risk should not invest in shares of the Fund. The prospectus contains this and other information; please read it carefully before investing.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded, and accessed. These calls can be identified by the presence of a regular beeping tone.

ZT459 A2005 02/06







ITEM 2. CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial experts are David W. Niemiec and Frank A. Olson and they are "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a)  Audit Fees

The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or for services that are normally provided by the principal accountant in connection with statutory and regulatory filings or engagements were $215,505 for the fiscal year ended December 31, 2005 and $208,478 for the fiscal year ended December 31, 2004.

(b)  Audit-Related Fees

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of Item 4.

The aggregate fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that are reasonably related to the performance of the audit of their financial statements were $0 for the fiscal year ended December 31, 2005 and $48,579 for the fiscal year ended December 31, 2004. The services for which these fees were paid included attestation services.

(c)  Tax Fees

There were no fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice and tax planning.

The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant for tax compliance, tax advice and tax planning were $22,571 for the fiscal year ended December 31, 2005 and $0 for the fiscal year ended December 31, 2004. The services for which these fees were paid included tax compliance and advice.

(d)  All Other Fees

The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant not reported in paragraphs (a)-(c) of Item 4 were $0 for the fiscal year ended December 31, 2005 and $4,683 for the fiscal year ended December 31, 2004. The services for which these fees were paid included review of materials provided to the fund Board in connection with the investment management contract renewal process.

The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant not reported in paragraphs (a)-(c) of Item 4 were $4,789 for the fiscal year ended December 31, 2005 and $155,317 for the fiscal year ended December 31, 2004. The services for which these fees were paid included review of materials provided to the fund Board in connection with the investment management contract renewal process and the review of the ICI transfer agent survey.

(e) (1) The registrant's audit committee is directly responsible for approving the services to be provided by the auditors, including:

          (i) pre-approval of all audit and audit related services;

         (ii) pre-approval of all non-audit related services to be provided to the Fund by the auditors;

        (iii) pre-approval of all non-audit related services to be provided to the registrant by the auditors to the registrant's investment adviser or to any entity that controls, is controlled by or is under common control with the registrant's investment adviser and that provides ongoing services to the registrant where the non-audit services relate directly to the operations or financial reporting of the registrant; and

         (iv) establishment by the audit committee, if deemed necessary or appropriate, as an alternative to committee pre-approval of services to be provided by the auditors, as required by paragraphs (ii) and (iii) above, of policies and procedures to permit such services to be pre-approved by other means, such as through establishment of guidelines or by action of a designated member or members of the committee; provided the policies and procedures are detailed as to the particular service and the committee is informed of each service and such policies and procedures do not include delegation of audit committee responsibilities, as contemplated under the Securities Exchange Act of 1934, to management; subject, in the case of (ii) through (iv), to any waivers, exceptions or exemptions that may be available under applicable law or rules.

(e) (2) None of the services provided to the registrant described in paragraphs
(b)-(d) of Item 4 were approved by the audit committee pursuant to paragraph
(c)(7)(i)(C) of Rule 2-01 of regulation S-X.

(f) No disclosures are required by this Item 4(f).

(g) The aggregate non-audit fees paid to the principal accountant for services rendered by the principal accountant to the registrant and the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant were $27,360 for the fiscal year ended December 31, 2005 and $208,579 for the fiscal year ended December 31, 2004.

(h) The registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.  N/A

ITEM 6. SCHEDULE OF INVESTMENTS.   N/A

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES. N/A

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.  N/A


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS. N/A


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Directors that would require disclosure herein.

ITEM 11. CONTROLS AND PROCEDURES.

(A) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(B) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

ITEM 12. EXHIBITS.

(A)(1) Code of Ethics

(A)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer

(B) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.



TEMPLETON INSTITUTIONAL FUNDS, INC.

By/s/JIMMY D. GAMBILL
  -------------------------------------
Jimmy D. Gambill
Chief Executive Officer - Finance and Administration
Date:  February 21, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By/s/JIMMY D. GAMBILL
  -------------------------------------
Jimmy D. Gambill
Chief Executive Officer - Finance and Administration
Date:  February 21, 2006

By/s/GALEN G. VETTER
  -----------------------------
Galen G. Vetter
Chief Financial Officer
Date:  February 21, 2006